AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON    APRIL 28, 2000
                                                Registration Nos. 2-92633
                                                                811-04087
======================================================================
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549
                                     FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [  ]
                              Post-Effective Amendment No.   36     [X]
                                          and
 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [  ]
                                               Amendment No.    39    [X]

                               EXETER FUND,INC.
_____________________________________________________________________
             (Exact name of registrant as specified in charter)

                            1100 Chase Square
                        Rochester, New York 14604
_____________________________________________________________________
         (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, Including Area Code   (716) 325-6880

                             B. Reuben Auspitz
                          c/o Exeter Fund, Inc.
                             1100 Chase Square
                            Rochester, NY 14604

                    (Name and Address of Agent For Service)
                                 Copies to:

                          Richard W. Grant, Esquire
                          Morgan, Lewis & Bockius, LLP
                            2000 One Logan Square
                             Philadelphia, PA 19103
       =====================================================================
It is proposed that this filing will become effective:
     /  / immediately upon filing pursuant to paragraph (b)
    /X / on    May 1, 2000     pursuant to paragraph (b)
    /  / 60 days after filing pursuant to paragraph (a)
   /  / on (date) pursuant to paragraph (a) of Rule 485
   /  / 75 days after filing pursuant to paragraph (a)(2)
  /  / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Investment Company Shares
=============================================================================

Prospectus
   May 1, 2000

EXETER FUND, INC.

Small Cap Series
Commodity Series
Technology Series
Financial Services Series
International Series
Life Sciences Series
Global Fixed Income Series
World Opportunities Series

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO]

[This page intentionally blank]

Exeter Asset Management is a division of Manning & Napier Advisors, Inc.,
which was founded in 1970 and manages    approximately     $7 billion for
individual and institutional investors.


Contents                                    Page

        Goals, Strategies, and Risks
               Small Cap Series                4
               Commodity Series                6
               Technology Series               8
               Financial Services Series      10
               International Series           12
               Life Sciences Series           14
               Global Fixed Income Series     16
               World Opportunities Series     18
         More About the Series' Investments   20
         Management                           22
         Investment & Account Information     23
         Dividends, Distributions, and Taxes  24
         Financial Highlights                 25


This prospectus includes information on the Small Cap Series, Commodity Series, Technology Series, Financial Services Series, International Series, Life Sciences Series, Global Fixed Income Series, and World Opportunities Series of the Exeter Fund, Inc. Shares of these Series are used in connection with an investment strategy that the Advisor and its affiliates use for discretionary investment account clients who have authorized the Advisor to acquire and dispose of Fund shares on their behalf.

GOALS, STRATEGIES, AND RISKS


SMALL CAP SERIES


INVESTMENT GOAL

Provide long-term growth by investing principally in the common stocks of small companies.

INVESTMENT STRATEGIES

The Series invests primarily in common stocks of small companies. The Series defines a small company generally as one with a market capitalization of less
than    $1.6 billion.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select small companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

  Strong strategic profiles (e.g., strong market position, benefits from
  technology,    market share gains     in a mature market and high barriers to
  entry).
  Improving market share in consolidating industries.
  Low price relative to fundamental or break-up value.


PRINCIPAL RISKS OF INVESTING IN  THE SERIES

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

  The U.S.    stock market goes     down.
  Small company stocks go down in value or underperform larger company stocks. An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in small company stocks. These risks include the following:

  The stocks of small companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small companies may be less marketable than the stocks of larger companies.
  Small companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, small companies fail more often than larger companies.

SUMMARY OF PAST PERFORMANCE

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the
Class A shares of the Series for each full calendar year since its    most
recent activation.      The total return table shows how the average annual
total returns for the Class A shares for different    periods compare to those
of the Standard & Poor's 500     Stock Price Index, an unmanaged index of
common stocks, and the Russell 2000 Index, an unmanaged index of small company stocks.

SMALL CAP SERIES CLASS A
% TOTAL RETURN

[BAR CHART REFLECTING THE RESULTS AS FOLLOWS: 1993, 14.59%; 1994, 8.01%; 1995,
14.70%; 1996, 10.06%; 1997, 12.29%; 1998, -13.59% AND    1999, 9.87%    ]

CALENDAR YEARS ENDED DECEMBER 31




AVG. ANNUAL                                       SINCE CURRENT
TOTAL RETURNS                                     ACTIVATION
(FOR PERIODS ENDED 12/31/99)  1 YEAR    5 YEARS   ON 4/30/92
Small Cap Series Class A . .  9.87%     6.10%     8.97%
S&P 500 Index. . . . . . . .  21.04%    28.52%    20.54%
Russell 2000 Index . . . . .  21.26%    16.69%    14.81%

QUARTERLY RETURNS
Highest: . . . . . . . . . .  27.72% in 4th quarter 1992
Lowest:. . . . . . . . . . .  -27.96 in 3rd quarter 1998

PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.


FEES AND EXPENSES OF  THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.

SMALL CAP SERIES CLASS A



SHAREHOLDER FEES (paid directly from your investment)         None
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of the Series)
Management fee . . . . . . . . . . . . . . . . . . . . . . .  1.00%
Distribution and service (Rule 12b-1) fees . . . . . . . . .  None
Other expenses . . . . . . . . . . . . . . . . . . . . . . .  0.15%
TOTAL ANNUAL FUND OPERATING EXPENSES . . . . . . . . . . . .  1.15% 1
1 Total annual fund operating expenses have been restated to reflect current expenses.



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
  You invest $10,000 for the periods shown
  The Series' operating expenses remain the same
  Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After     After     After      After
1 year   3 years   5 years   10 years
$117     $365      $633      $1,398

GOALS, STRATEGIES, AND RISKS


COMMODITY SERIES

INVESTMENT GOAL

Provide long-term growth by investing principally in the securities of companies in commodities-based industries.

INVESTMENT STRATEGIES

The Series will invest primarily in equity securities of companies in the commodities-based industries. These companies include those directly engaged in the production of commodities such as minerals, metals, agricultural
commodities, chemicals,    oil and gas,     other energy or other natural
resources. They also include companies that use commodities extensively in their products, provide services to commodities-based industries, or are otherwise affected by commodities. A company will be considered appropriate for investment by the Series if, as determined by the Advisor, at least 50% of the company's assets, revenues or net income are derived from or related to commodities-based industries.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor seeks to select securities of companies that will benefit from changes in the prices of the underlying commodities.

PRINCIPAL RISKS OF INVESTING IN THE SERIES

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

  The U.S. and/or foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in commodity-related stocks. These risks include the following:

  The stocks of commodity-related companies may underperform other sectors or the market as a whole.
  The stocks of commodity-related companies may experience greater price volatility than other types of common stocks.
  Commodity stocks are sensitive to changes in the prices of, and in supply and demand for, commodities. The prices as well as supply and demand may be affected by factors such as policies of commodity cartels, and by international economic, political and regulatory events.
  The Advisor's judgements about trends in the prices of commodities may prove to be incorrect.

In addition, because the Series may hold a significant portion of its assets in foreign securities or ADRs, it is subject to risks specific to foreign holdings. These risks include:

  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series' investments are usually denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  Investments in emerging market countries may be more volatile than investments in more developed markets.

Because the Series is "non-diversified", the performance of a particular investment or small group of investments may affect the Series more than if it were diversified.

SUMMARY OF PAST PERFORMANCE

This Series was not active as of the date of this prospectus; therefore, no performance information is provided.

FEES AND EXPENSES OF  THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.

COMMODITY SERIES




SHAREHOLDER FEES (paid directly from your investment)   None
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of the Series)
Management fee . . . . . . . . . . . . . . . . . . . .  1.00%
Distribution and service (Rule 12b-1) fees . . . . . .  None
Other expenses . . . . . . . . . . . . . . . . . . . .  0.15%
TOTAL ANNUAL FUND OPERATING EXPENSES . . . . . . . . .  1.15%


This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
    You invest $10,000 for the periods shown
    The Series' operating expenses remain the same
    Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After     After
1 year   3 years
$117     $365



As of the date of this prospectus, this Series had never been active; therefore, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expenses beyond the three year period shown.

GOALS, STRATEGIES, AND RISKS


TECHNOLOGY SERIES

INVESTMENT GOAL

Provide long-term growth by investing principally in the common stocks of companies in science and technology-based industries.

INVESTMENT STRATEGIES

The Series will invest primarily in equity securities of companies in science and technology-based industries. These companies include those directly engaged in science and technology as well as those that use science or technological advances extensively in their product development or operations. An equity security will generally be considered appropriate for investment by the Technology Series if, as determined by the Advisor, at least 50% of the company's assets, revenues or net income are derived from or related to technology and related industries.
The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the technology sector that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

  Strong strategic profiles (e.g., strong market position, benefits from
  technology,    market share gains     in a mature market and high barriers
  to entry).
  Improving market share in consolidating industries.
  Low price relative to fundamental or break-up value.

PRINCIPAL RISKS OF INVESTING IN THE SERIES

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

  The U.S. and/or foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in technology stocks. These risks include the following:

  The stocks of technology companies may underperform other sectors or the market as a whole.
  The stocks of technology companies may experience greater price volatility than other types of common stocks.
  Technology companies may be smaller companies with limited product lines, markets or financial resources, and they may depend on a small management group.

Because the Series is "non-diversified", the performance of a particular investment or small group of investments may affect the Series more than if it were diversified.

SUMMARY OF PAST PERFORMANCE

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year during periods in which it has been active over the past ten years. The Series was previously active from November 4, 1988 to May 11, 1992 and from August 29, 1994 to April 16, 1997. The Series was redeemed in full on April 16, 1997 and has not held any assets or engaged in any operations since that date. The total return table shows how the average annual total returns for the Series for different calendar periods compare to those of
the Standard & Poor's 500        Stock Price Index, an unmanaged index of
common stocks.

TECHNOLOGY SERIES
% TOTAL RETURN

[Bar chart reflecting the results as follows: 1990, -8.90%; 1991, 36.210%; 1992, na*; 1993, na*; 1994, na*; 1995, 40.25%; 1996, 20.90%; 1997, na*; 1998, na*;
   and 1999, na*.


*The Technology Series was either inactive or not active for a full calendar year; therefore, no performance information has been provided.

BECAUSE THE TECHNOLOGY SERIES HAS HAD SEVERAL PERIODS OF ACTIVATION AND DEACTIVATION, ITS PERFORMANCE INFORMATION IS NOT COMPARABLE TO THE PERFORMANCE INFORMATION OF THE OTHER MUTUAL FUNDS.

PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.



                               Previous     Most Recent
Avg. Annual                   Activation    Activation
Total Returns. . . . . . . .  11/4/88 to    8/29/94 to
(for periods ended 12/31/99)  5/11/92       4/16/97
Technology Series. . . . . .   11.16%        28.23%
S&P 500 Index. . . . . . . .   16.37%        22.62%
Quarterly Returns
Highest: . . . . . . . . . .  37.28% in 1st quarter 1991
Lowest:. . . . . . . . . . .  -32.46% in 3rd quarter 1990




FEES AND EXPENSES OF THE SERIES

This table estimates the fees and expenses you may pay if you invest in shares of the Series.

TECHNOLOGY SERIES



SHAREHOLDER FEES (paid directly from your investment)   None1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of the Series)
Management fee                                          1.00%
Distribution and service (Rule 12b-1) fees               None
Other expenses                                          1.06%
Total annual fund operating expenses                    2.06%1

1 The Advisor has agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.20% of the Series' daily net assets. The Advisor may change or eliminate these expense limits at any time.




This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

The example below assumes that:
      You invest $10,000 for the periods shown
      The Series' operating expenses remain the same
      Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:1



After     After
1 year   3 years
$209      $646
1 With expense limits, your costs would be:
$122     $381



   The Series was not active as of the date of this prospectus; therefore, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expenses beyond the three year period shown.

GOALS, STRATEGIES, AND RISKS


INVESTMENT GOAL

Provide long-term growth by investing principally in the common stocks of companies in the financial services industry and related to the financial services industry.

INVESTMENT STRATEGIES

The Series will invest primarily in equity securities of companies in the financial services industry. These companies include those directly engaged in providing financial services as well as in industries serving and/or supplying the financial services industry. An equity security will generally be considered appropriate for investment by the Financial Services Series if, as determined by the Advisor, at least 50% of the company's assets, revenues or net income are derived from or related to the financial services and related industries.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the financial services sector that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

  Strong strategic profiles (e.g., strong market position, benefits from
  technology,    market share gains     in a mature market and high
  barriers to entry).
  Improving market share in consolidating industries.
  Low price relative to fundamental or break-up value.

PRINCIPAL RISKS OF INVESTING IN  THE SERIES

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

  The U.S. and/or foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in financial services stocks. These risks include the following:

  The stocks of financial services companies may underperform other sectors or the market as a whole.
  The stocks of financial services companies may experience greater price volatility than other types of common stocks.
  Financial services stocks may be particularly sensitive to changes in interest rates and other economic and regulatory events.

Because the Series is "non-diversified", the performance of a particular investment or small group of investments may affect the Series more than if it were diversified.

SUMMARY OF PAST PERFORMANCE

This Series had never been active as of the date of this prospectus; therefore, it has not held any assets or engaged in any operations, and no performance information is provided.


FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.

FINANCIAL SERVICES SERIES





SHAREHOLDER FEES (paid directly from your investment)   None
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of the Series)
Management fee . . . . . . . . . . . . . . . . . . . .  1.00%
Distribution and service (Rule 12b-1) fees . . . . . .  None
Other expenses . . . . . . . . . . . . . . . . . . . .  0.15%
TOTAL ANNUAL FUND OPERATING EXPENSES . . . . . . . . .  1.15%


This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
    You invest $10,000 for the periods shown
   The Series' operating expenses remain the same
    Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After     After
1 year   3 years
$117    $ 365


As of the date of this prospectus, this Series had never been active; therefore, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expenses beyond the three year period shown.

GOAL, STRATEGIES, AND RISKS

INTERNATIONAL SERIES

INVESTMENT GOAL

Provide long-term growth by investing principally in the common stocks of companies located outside the United States.

INVESTMENT STRATEGIES

The Series invests primarily in common stocks of foreign companies.

The Advisor examines economic trends and industry-specific factors to identify investment opportunities, such as those being created by economic and political changes taking place around the world. This approach is often called a "top-down" strategy. The Series is different from many stock funds because the Advisor's primary focus is not on individual stock selection. Rather, the Advisor seeks to identify broad trends that cut across countries or issuers and then purchases stocks to capture those opportunities. For example, the Advisor sought to take advantage of the economic environment and the potential for corporate restructuring in Europe by investing in stocks from a number of European countries.

The Advisor buys one or more stocks representing a particular investment trend in an attempt to benefit from that trend. The Series may invest in stocks of companies both in developed countries and in emerging markets. It may invest in stocks of small, large, or mid-size companies.
Principal Risks of Investing in  the Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

  Foreign and/or U.S. stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series' investments are usually denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  Investments in emerging market countries may be more volatile than investments in more developed markets.

Because the Series is "non-diversified", the performance of a particular investment or small group of investments may affect the Series more than if it were diversified.

SUMMARY OF PAST PERFORMANCE

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year since its inception. The total return table
shows how the average annual total returns for different        periods compare
to those of the Standard & Poor's 500 Stock Price Index, an unmanaged index of common stocks, and the Morgan Stanley Capital International All Country World ex US Index, a market-capitalization-weighted measure of the total return of 1,951 companies listed on the stock exchanges of 47 countries.

INTERNATIONAL SERIES
% TOTAL RETURN

[BAR CHART REFLECTING RESULTS AS FOLLOWS: 1993, 26.05%; 1994, -14.48%; 1995,
4.14%; 1996, 22.35%; 1997, 27.70%; 1998, 23.63%;    AND 1999, 27.44%.    ]

CALENDAR YEARS ENDED DECEMBER 31



AVG. ANNUAL
TOTAL RETURNS                                   SINCE INCEPTION
(FOR PERIODS ENDED 12/31/99)  1 YEAR    5 YEARS   ON 8/27/92
International Series . . . .  27.44%    20.70%    15.74%
S&P 500 Index. . . . . . . .  21.04%    28.52%    21.41%
MSCI All Country World
  ex US Index. . . . . . . .  31.80%    12.09%    12.93%

QUARTERLY RETURNS
Highest: . . . . . . . . . .  19.04% in 1st Quarter 1998
Lowest:. . . . . . . . . . .  -16.96 in 3rd quarter 1998



PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.


INTERNATIONAL SERIES

SHAREHOLDER FEES (paid directly from your investment)    None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of the Series)
Management fee                                           1.00%
Distribution and service (Rule 12b-1) fees               None
Other expenses                                           0.15%
TOTAL ANNUAL FUND OPERATING EXPENSES                     1.15% 1

1 Total annual fund operating expenses have been restated to reflect current expenses.


This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

The example below assumes that:
    You invest $10,000 for the periods shown
   The Series' operating expenses remain the same
    Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After     After     After      After
1 year   3 years   5 years   10 years
$117     $365      $633      $1,398

GOALS, STRATEGIES, AND RISKS

LIFE SCIENCES SERIES

INVESTMENT GOAL

Provide long-term growth by investing principally in the common stocks of companies in industries based on the life sciences and related industries.

INVESTMENT STRATEGIES

The Series will invest primarily in    common stocks     of companies involved
in the life sciences and related industries. Examples of these companies include those in the following areas: pharmaceuticals, biotechnology, medical
products and supplies, health care services, and environmental services.     A
stock     will generally be considered appropriate for investment by the Life
Sciences Series if, as determined by the Advisor, at least 50% of the company's assets, revenues or net income are derived from or related to the life sciences or related industries.

The Advisor uses    in-depth analysis to identify trends within the life
sciences sector and then uses     a "bottom-up" strategy, focusing on
individual security selection to choose stocks. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

  Strong strategic profiles (e.g., strong market position, benefits from
  technology,    market share gains     in a mature market and high barriers
  to entry).
  Improving market share in consolidating industries.
  Low price relative to fundamental or break-up value.

PRINCIPAL RISKS OF INVESTING IN  THE SERIES

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

  The U.S.        stock market goes down.
  An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in life science stocks. These risks include the following:

  The stocks of life science companies may underperform other sectors or the market as a whole.
  The stocks of life science companies may experience greater price volatility than other types of common stocks.
  Life science stocks may be particularly sensitive to changes    in the
  regulatory and economic environment.
  Life science companies may be smaller companies with limited product lines, markets or financial resources, and they may depend on a small management group.

Because the Series is "non-diversified", the performance of a particular investment or small group of investments may affect the Series more than if it were diversified.

SUMMARY OF PAST PERFORMANCE

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year during periods in which it has been active. The Series was previously active from October 7, 1992 to September 21, 1995.
The Series was redeemed in full on September 21, 1995    and was reactivated
on November 5, 1999. The total return table shows how the average annual total returns for the Series for different calendar periods compare to those of the
Standard & Poor's 500     Stock Price Index, an unmanaged index of common
stocks.


LIFE SCIENCES SERIES
% TOTAL RETURN

[BAR CHART REFLECTING RESULTS AS FOLLOWS: 1993, 3.16%; 1994, 10.30%; 1995, NA*;
1996, NA*; 1997, NA*; 1998, NA*;    1999, NA*    .]

CALENDAR YEARS ENDED DECEMBER 31

*THE LIFE SCIENCES SERIES WAS EITHER INACTIVE OR NOT ACTIVE FOR A FULL CALENDAR YEAR; THEREFORE, NO PERFORMANCE INFORMATION HAS BEEN PROVIDED.



                               PREVIOUS
AVG. ANNUAL                   ACTIVATION
TOTAL RETURNS                10/7/92 TO
(FOR PERIODS ENDED 12/31/99)  9/21/95
Life Sciences Series . . . .  18.06%
S&P 500 Index. . . . . . . .  16.36%

QUARTERLY RETURNS
Highest: . . . . . . . . . .  17.82% in 3rd quarter 1994
Lowest:. . . . . . . . . . .  -6.52% in 1st quarter 1993


BECAUSE THE LIFE SCIENCES SERIES HAS HAD SEVERAL PERIODS OF ACTIVATION AND DEACTIVATION, ITS PERFORMANCE IS NOT COMPARABLE TO THE PERFORMANCE OF OTHER MUTUAL FUNDS.

PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.


FEES AND EXPENSES OF  THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.

LIFE SCIENCES SERIES




SHAREHOLDER FEES (paid directly from your investment)   None
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of the Series)
Management fee . . . . . . . . . . . . . . . . . . . .  1.00%
Distribution and service (Rule 12b-1) fees . . . . . .  None
Other expenses . . . . . . . . . . . . . . . . . . . .  0.15%
TOTAL ANNUAL FUND OPERATING EXPENSES . . . . . . . . .  1.15%


This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
    You invest $10,000 for the periods shown
    The Series' operating expenses remain the same
    Your investment has a 5% return each year


Although your actual costs may be higher or lower, under these assumptions your costs would be:



After     After
1 year   3 years
$117     $365

Because the Life Sciences Series was not active for a full calendar year as of December 31, 1999, the "Annual fund operating expenses" above are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expenses beyond the three year period shown.

GOALS, STRATEGIES, AND RISKS


GLOBAL FIXED INCOME SERIES

INVESTMENT GOAL

Provide long-term total return by investing principally in fixed income securities issued by governments, banks, corporations, and supranational entities, such as the World Bank, located anywhere in the world.

INVESTMENT STRATEGIES

The Series' portfolio will consist primarily of government debt securities and of investment grade corporate debt securities, bank debt, and money market securities. The Series may also invest a substantial portion of its assets in high-yield, high-risk bonds, commonly called junk bonds.

Maturity and Portfolio Duration
The Series is not subject to any maturity or duration restrictions but will vary its average dollar-weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects interest rates to fall in a given country in an attempt to realize gains for the Series.
Likewise, the Advisor may invest in shorter-term bonds when it expects interest rates to rise or the currency to appreciate in a given a country.

Credit Quality
The Series invests primarily in investment grade securities but may invest up to 20% of assets in lower quality bonds, commonly known as "junk bonds."

Bond Selection Process
The Advisor attempts to identify bond market sectors and individual securities that offer yields sufficient for the risks specific to the sector or security. In analyzing the relative attractiveness of countries, sectors, and individual securities, the Advisor considers:

  Relative economic conditions of each country.
  Interest rate sensitivity of particular countries, sectors, and securities. Differences in yields offered by bonds of different sectors, credit quality, or maturities.
  The impact of currency changes on the sectors.


PRINCIPAL RISKS OF INVESTING IN  THE SERIES

As with any bond fund, the value of your investment will fluctuate in response to interest rate movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

  Interest rates go up, which will make bond prices go down and reduce the value of the Series' portfolio.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds.
  Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.
  The Advisor's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, or hedging strategy prove to be incorrect.

In addition to the risks discussed above, the Series is subject to additional risks due to the large portion of the portfolio invested in foreign bonds. These risk include:

  The prices of foreign bonds, may, at times, move in a different direction than the prices of bonds issued in the United States.
  Because much of the Series' investments are usually denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  Investments in emerging market countries may be more volatile than investments in more developed markets.

The Series' investments in high-yield bonds will subject it to a substantial degree of credit risk. Because the Series is "non-diversified", the performance of a particular investment or small group of investments may affect the Series more than if it were diversified.

SUMMARY OF PAST PERFORMANCE

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for different calendar periods compare to those of the Merrill Lynch Global Government Bond Index, a market
value weighted measure of approximately 500        global government bonds and
the Merrill Lynch U.S. Treasury Bond Index, a market value weighted measure of approximately 150 U.S. Treasury bonds.


GLOBAL FIXED INCOME SERIES
% TOTAL RETURN
[BAR CHART REFLECTING RESULTS AS FOLLOWS: 1998, 2.78%    AND 1999, 4.71%.    ]
CALENDAR YEARS ENDED DECEMBER 31



AVG. ANNUAL
TOTAL RETURNS                                SINCE INCEPTION
(FOR PERIODS ENDED 12/31/99)  1 YEAR          ON 10/31/97
Global Fixed Income Series .  4.71%             4.39%
M.L. Global Govt.
 Bond Index. . . . . . . . .  -1.66%            4.69%
M.L. U.S. Treasury
 Bond Index. . . . . . . . .  -2.38%            4.11%

QUARTERLY RETURNS
Highest: . . . . . . . . . .  3.29% in 4th quarter 1999
Lowest:. . . . . . . . . . .  -2.17% in 3rd quarter 1998


PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

FEES AND EXPENSES OF  THE SERIES


This table describes the fees and expenses you may pay if you invest in shares of the Series.

GLOBAL FIXED INCOME SERIES




SHAREHOLDER FEES (paid directly from your investment)               None
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of the Series)
Management fee. . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Distribution and service (Rule 12b-1) fees. . . . . . . . . . . . . None
Other expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
TOTAL ANNUAL FUND OPERATING EXPENSES. . . . . . . . . . . . . . . . 1.15%1
1 Total annual fund operating expenses have been restated to reflect current expenses.



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
    You invest $10,000 for the periods shown
    The Series' operating expenses remain the same
    Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After     After     After      After
1 year   3 years   5 years   10 years
$117     $365      $633      $1,398

GOAL, STRATEGIES, AND RISKS

WORLD OPPORTUNITIES SERIES

INVESTMENT GOAL

Provide long-term growth by investing principally in the common stocks of companies located around the world.

INVESTMENT STRATEGIES

The Series invests primarily in common stocks of companies from around the world, including the United States. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issurer.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

  Strong strategic profiles (e.g., strong market position, benefits from
  technology,    market-share gains     in a mature market and high barriers
  to entry).
  Improving market share in consolidating industries.
  Low price relative to fundamental or break-up value.


PRINCIPAL RISKS OF INVESTING IN  THE SERIES

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

  U.S. and/or foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series' investments are    often     denominated in the
  currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  Investments in emerging market countries may be more volatile than investments in more developed markets.

Because the Series is "non-diversified", the performance of a particular investment or small group of investments may affect the Series more than if it were diversified.

SUMMARY OF PAST PERFORMANCE

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class
A shares for different        periods compare to those of the Morgan Stanley
Capital International World Index and the Morgan Stanley Capital International All Country World ex US Index.

The MSCI World Index is a market-capitalization-weighted measure of the total
return of    1,364     companies listed on the stock exchanges of 22 countries,
including the United States. It has a very small weighting in emerging markets. The MSCI All Country World ex US Index is a market-capitalization-weighted
measure of the total return of    1,951     companies listed on the stock
exchanges of 47 countries, including emerging markets and excluding the United States.

WORLD OPPORTUNITIES SERIES CLASS A
% TOTAL RETURN

[BAR CHART REFLECTING RESULTS AS FOLLOWS: 1997, 7.81%; 1998, -4.38%;    AND
1999, 42.37%.    ]

CALENDAR YEARS ENDED DECEMBER 31



AVG. ANNUAL
TOTAL RETURNS                                 SINCE INCEPTION
(FOR PERIODS ENDED 12/31/99)  1 YEAR             ON 9/6/96
World Opportunities Series
 Class A . . . . . . . . . .  42.37%            13.85%
MSCI World Index . . . . . .  24.94%            22.35%
MSCI All Country World
  ex US Index. . . . . . . .  31.80%            14.99%

QUARTERLY RETURNS
Highest: . . . . . . . . . .  27.34% in 2nd quarter 1999
Lowest:. . . . . . . . . . .  -19.49% in 3rd quarter 1998


PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.



FEES AND EXPENSES OF  THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.

WORLD OPPORTUNITIES SERIES




SHAREHOLDER FEES (paid directly from your investment)                 None 1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of the Series)
Management fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Distribution and service (Rule 12b-1) fees. . . . . . . . . . . . . . None
Other expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18%
TOTAL ANNUAL FUND OPERATING EXPENSES. . . . . . . . . . . . . . . . . 1.18%1
1 Total annual fund operating expenses have been restated to reflect current expenses.



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
    You invest $10,000 for the periods shown
    The Series' operating expenses remain the same
    Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After     After     After      After
1 year   3 years   5 years   10 years
$120     $375      $649      $1,432

MORE ABOUT THE SERIES' INVESTMENTS

PRINCIPAL INVESTMENTS

EQUITY SECURITIES Each of the Series, with the exception of the Global Fixed Income Series, may invest in equity securities. These equity securities may include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, partnership interests and equity participations.

FOREIGN SECURITIES The International and World Opportunities Series invest principally in the common stocks of foreign companies; however, the Series may also invest in ADRs and other U.S. dollar denominated securities of foreign issuers. The Global Fixed Income Series invests principally in foreign bonds. The other Series may also invest in ADRs and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

FIXED INCOME SECURITIES The Global Fixed Income Series invests primarily in a variety of fixed income investments. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Investments in fixed income securities may be of any credit quality and have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon and pay in kind.



HIGH-YIELD BONDS The Global Fixed Income Series invests in high-yield bonds. High-yield bonds are lower-rated debt securities often referred to as "junk bonds." These securities offer a higher yield than other securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that the issuer may have more difficulty making scheduled payments of principal and interest. Compared to investment grade securities, high-yield bonds are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates.

CURRENCY HEDGING In order to attempt to manage the currency risk associated with owning and trading foreign securities in the Commodity, International, Global Fixed Income, and World Opportunities Series, the Series may, but are not
required to,    hedge against changes in the value of foreign currencies
relative to the U.S. dollar    .  The Series primarily use forward foreign
currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.

ADDITIONAL RISKS

EMERGING MARKET RISK The Commodity, International, Global Fixed Income, and World Opportunities Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are foreign countries that are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil. In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries. These characteristics may result in greater price volatility for investments in emerging markets. This price volatility may be heightened by currency fluctuations relative to the U.S. dollar.

RISKS RELATED TO CURRENCY HEDGING The Commodity, International, Global Fixed Income, and World Opportunities Series may be exposed to risks associated with
currency hedging.  The value of a        Series' portfolio may decline if a
currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

DEFENSIVE INVESTING

The Series may depart from their principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goal.

THE SERIES' INVESTMENT GOALS

The Series' investment goals (described above under "Goals, Strategies, and Risks"), except for those of the Small Cap Series and the World Opportunities Series, are fundamental policies and may not be changed without obtaining the approval of the Series' shareholders. The investment goals of the Small Cap and World Opportunities Series are not fundamental policies, and the board of directors may change these goals without obtaining the approval of the shareholders. The Series might not succeed in achieving their goals.

MANAGEMENT

THE ADVISOR

The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier
Advisors, Inc. was founded in 1970, and it manages    approximately
$7 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts makes all of the Series' investment decisions.

MORE ABOUT DISCRETIONARY INVESTMENT ACCOUNTS

The Advisor uses these Series as a means of capturing investment opportunities in specific market or industry sectors and to provide diversification among asset classes (for example, international stocks or small company stocks) that could not otherwise be captured efficiently and with sufficient diversification. The Advisor invests discretionary investment accounts in a sector when it believes that the market sector to which it is dedicated presents an opportunity to capture investment values or to diversify investment risk.

The Advisor's decisions on when to purchase shares for discretionary investment accounts are based on the following points:

1. The Advisor holds a strong overview for the sector, but it believes that purchasing individual securities in that sector would involve a high degree of risk.

2. The Advisor believes that the Fund will provide the opportunity to invest in an undervalued segment of the financial markets and that this opportunity could not be efficiently captured without the use of the Fund.

3. The Advisor believes that the Fund will provide the ability to diversify risk in clients' accounts through investing in a market sector or asset class (e.g., small capitalization stocks or international securities), and that this diversification could not be efficiently achieved without the use of the Fund.

The portion of a client account invested in each Series may increase or decrease in size depending upon the number of opportunities identified for the Advisor and the client's investment objectives. Once the Advisor decides an investment opportunity has been captured, shares of the Series will be sold from clients' accounts. It is possible for more than one sector to be activated at the same time, but each sector will be activated and deactivated based on an individual analysis of that sector and on the Advisor's assessment of the appropriateness of Fund participation to each client's investment objectives.

As a general rule, the investment in shares of a Series on behalf of clients is limited to a maximum of 5% - or if the Advisor believes that the opportunity to capture investment values or to diversify risk among asset classes is particularly compelling, to a maximum of 10% - of the client's portfolio. For clients who have selected a fixed income investment objective, the Advisor may invest up to 25% of their portfolio in the Global Fixed Income Series.

   Fund shares may also be used in connection with a discretionary account management service that uses Fund shares as the principal underlying investment medium.

MANAGEMENT FEES

In return for the services it provides to the Series, the Advisor receives a management fee, which is computed daily and payable monthly at an annual rate of 1.00% of each Series' average daily net assets.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance.

INVESTMENT & ACCOUNT INFORMATION

OFFERING OF SHARES

Shares of the Series are offered to persons who are discretionary investment account clients or employees of the Fund's Advisor or its affiliates. In addition, shares of the Small Cap Series, World Opportunities Series, and International Series are offered to investors who purchase shares directly from the distributor. All orders to purchase shares on behalf of discretionary investment account clients will be processed at the net asset value next determined after receipt by the distributor of a duly completed purchase order transmitted by the Advisor to the distributor.

The minimum initial investment in each Series is $2,000. For investment advisory accounts held in custody by the Advisor or an affiliate of the Advisor, the minimum initial or subsequent investment in each Series is $400. The distributor reserves the right to waive these minimum initial or subsequent investment requirements in its sole discretion. The distributor has the right to refuse any order. The distributor may suspend offering shares to other than discretionary accounts of the Advisor.

Manning & Napier Investor Services, Inc. acts as distributor of the Fund shares. There are no additional costs to clients for this service.

HOW TO REDEEM SHARES

Discretionary investment account clients wishing to rescind or modify their authorization for the Advisor to invest in the Fund on their behalf must send a letter of instructions signed by all the registered owners of the account.

All redemption orders received in good order by the distributor or transfer agent before the close of trading on the New York Stock Exchange (NYSE) will be executed at that day's share price. Orders received in good order after the close of trading will be executed at the next business day's price. All redemption orders must include the required documentation and signatures. Proceeds of the sale will be forwarded to the custodian of the account.

The Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. The Series may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

VALUATION OF SHARES

The Series offer their shares at the net asset value (NAV) per share of the Series. The Series calculates their NAV once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m., New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series value the securities in their portfolios on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, the Series value their assets by a method that the directors believe accurately reflects fair value. If a Series uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

The foreign securities held by the Series may be listed on foreign exchanges that trade on days when the New York Stock Exchange is not open and the portfolios do not price their shares. As a result, the net asset value of a portfolio may change at a time when shareholders are not able to purchase or redeem shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

THE SERIES GENERALLY:
  Pay dividends once a year, in December.
  Make capital gains distributions, if any, once a year, typically in December.

Each Series also may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends paid by each Series are reinvested in
additional shares of that Series.  Alternatively, you can instruct the    Fund
     in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES


TRANSACTION                            FEDERAL TAX STATUS
Redemption or exchange of shares. . .  Usually taxable as capital gain or loss; long-term only if shares owned
                                       more than one year
Long-term capital gain distributions.  Taxable as long-term capital gain
Short-term capital gain distributions  taxable as ordinary income
Dividends . . . . . . . . . . . . . .  Taxable as ordinary income


After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by a Series to foreign countries. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Series' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series' financial statements, are included in the annual reports, which are available upon request. No financial highlights are presented for the Commodity Series or Financial Services Series because those Series had never been activated as of the date of this prospectus, and therefore they have no financial history.

SMALL CAP SERIES CLASS A SHARES1




PER SHARE DATA                                       FOR THE YEARS ENDED
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD): 12/31/99  12/31/98  12/31/97
NET ASSET VALUE - BEGINNING  OF YEAR . . . . . . .$ 9.64    $12.05    $12.09
Income from investment operations:
  Net investment income (loss) . . . . . . . . . .  0.07      0.05     (0.01)
  Net realized and unrealized gain (loss)
  on investments . . . . . . . . . . . . . . . . .  0.88     (1.77)     1.50
Total from investment operations . . . . . . . . .  0.95     (1.72)     1.49
Less distributions to shareholders:
  From net investment income . . . . . . . . . . . (0.06)      -       (0.01)
  From net realized gain on investments. . . . . .   -       (0.69)    (1.52)
  In excess of net realized gain on investments. .   -         -         -
Total distributions to shareholders. . . . . . . . (0.06)    (0.69)    (1.53)
NET ASSET VALUE - END OF YEAR. . . . . . . . . . . $10.53    $ 9.64    $12.05
Total return 1 . . . . . . . . . . . . . . . . . .   9.87%   (13.59)%   12.29%
Ratios of expenses (to average net assets)/
Supplemental Data:
  Expenses . . . . . . . . . . . . . . . . . . . .   1.09%      1.09%    1.07%
  Net investment income (loss) . . . . . . . . . .   0.61%      0.44%   (0.12)%
  Portfolio turnover . . . . . . . . . . . . . . .     92%        81%       94%
NET ASSETS - END OF YEAR  (000'S OMITTED). . . . . $91,301   $99,666    $121,600

1 Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.



PER SHARE DATA                                       FOR THE YEARS ENDED
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):     12/31/96     12/31/95
NET ASSET VALUE - BEGINNING  OF YEAR . . . . . . .    $ 11.95      $ 12.92
Income from investment operations:
  Net investment income (loss) . . . . . . . . . .       0.05          -
  Net realized and unrealized gain (loss)
  on investments . . . . . . . . . . . . . . . . .       1.11         1.93
Total from investment operations . . . . . . . . .       1.16         1.93
Less distributions to shareholders:
  From net investment income . . . . . . . . . . .      (0.04)         -
  From net realized gain on investments. . . . . .      (0.89)       (2.90)
  In excess of net realized gain on investments. .      (0.09)         -
Total distributions to shareholders. . . . . . . .      (1.02)       (2.90)
NET ASSET VALUE - END OF YEAR. . . . . . . . . . .    $  12.09     $ 11.95
Total return 1 . . . . . . . . . . . . . . . . . .       10.06%      14.70%
Ratios of expenses (to average net assets)/
Supplemental Data:
  Expenses . . . . . . . . . . . . . . . . . . . .        1.08%       1.07%
  Net investment income (loss) . . . . . . . . . .        0.29%     (0.03)%
  Portfolio turnover . . . . . . . . . . . . . . .          31%         77%
NET ASSETS - END OF YEAR  (000'S OMITTED). . . . .     $100,688    $143,003

1 Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.

FINANCIAL HIGHLIGHTS

TECHNOLOGY SERIES

                                        FOR THE PERIOD
                                          1/1/97 TO
PER SHARE DATA                           4/16/97 2    FOR THE YEAR  FOR THE YEAR
(FOR A SHARE OUTSTANDING THROUGHOUT      (DATE OF FULL   ENDED         ENDED
EACH PERIOD):                             REDEMPTION)   12/31/96     12/31/95
NET ASSET VALUE - BEGINNING OF PERIOD. . $ 12.58        $10.71       $11.35
Income from investment operations:
  Net investment income. . . . . . . . .    0.02        (0.02)         0.02
  Net realized and unrealized gain (loss)
  on investments . . . . . . . . . . . . . (0.01)        2.19          4.51
Total from investment operations . . . . .  0.01         2.17          4.53
Less distributions to shareholders:. . . . (0.02)         -           (0.01)
  From net investment income . . . . . . . (3.35)       (0.30)        (5.16)
  From net realized gain on investments. . (9.22)         -             -
  Redemption of capital. . . . . . . . . .(12.59)       (0.30)        (5.17)
Total distributions to shareholders. . . .$ 0.00       $12.58        $10.71
NET ASSET VALUE - END OF PERIOD. . . . . .  -% 1,2      20.90%        40.25%
Total return 3 . . . . . . . . . . . . . . 1.07% 1,2     1.04%         1.12%
Ratios (to average net assets)/Supplemental Data:
  Expenses . . . . . . . . . . . . . . . . 0.36% 1,2    (0.17)%        0.13%
  Net investment income. . . . . . . . . .    48%        1.07%         1.07%
Portfolio turnover
NET ASSETS - END OF PERIOD (000'S OMITTED) . -          $112,432     $53,147

1 Annualized.
2 The investment practice of the Fund results in the active operation of the Series for discrete periods. Previously, the Technology Series was in active operations from November 4, 1998 to May 11, 1992. On April 16, 1997, the Technology Series redeemed all shares held; therefore, the ratios presented may not be representative of an actively traded fund. The Series has not held any assets or engaged in any operations since that date; therefore, there are no financial highlights since that date.
3 Represents aggregate total return for the period indicated.

                                     PAGE26

FINANCIAL HIGHLIGHTS

INTERNATIONAL SERIES


PER SHARE DATA
(FOR A SHARE OUTSTANDING THROUGHOUT             FOR THE YEARS ENDED
EACH PERIOD):                      12/31/99 12/31/98 12/31/97 12/31/96 12/31/95
NET ASSET VALUE -
  BEGINNING OF YEAR . . . . . . .  $15.57   $13.08   $11.54   $ 9.57   $ 9.54
Income from investment operations:
  Net investment income. . . . . .   0.11     0.10     0.15     0.15     0.13
  Net realized and unrealized gain
  (loss) on investments. . . . . .   4.03     2.95     2.99     1.98     0.26
Total from investment operations . . 4.14     3.05     3.14     2.13     0.39
Less distributions to shareholders:
  From net investment income . . . .(0.12)   (0.11)   (0.15)   (0.14)   (0.12)
  From paid-in-capital . . . . . . .  -        -        -       -       (0.16)
  From net realized gain on
   investments. . . . . . . . . . . (2.16)   (0.45)   (1.45)   (0.02)   (0.08)
Total distributions to shareholders.(2.28)   (0.56)   (1.60)   (0.16)   (0.36)
NET ASSET VALUE - END OF YEAR. . . .$17.43   $15.57   $13.08   $11.54   $ 9.57
Total return 1 . . . . . . . . . .   27.44%   23.63%   27.70%   22.35%    4.14%
Ratios to average net assets
  Supplemental Data:
    Expenses . . . . . . . . . . .    1.12%    1.12%    1.08%    1.12%    1.20%
    Net investment income. . . . .    0.52%    0.59%    1.18%    1.46%    1.42%
Portfolio turnover . . . . . . . .       4%       0%      10%       2%      14%
NET ASSETS - END OF YEAR
(000'S OMITTED) . . . . . . . . . . $160,670  $199,259  $199,256 $149,331 $128,294

1 Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.


FINANCIAL HIGHLIGHTS

LIFE SCIENCES SERIES

                                            FOR THE PERIOD   FOR THE PERIOD
                                              11/5/991 TO     1/1/95 TO
                                                12/31/99       9/21/95 4
PER SHARE DATA
(FOR A SHARE OUTSTANDING  THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING  OF PERIOD . . . . .$10.00        $10.43
Income from investment operations:
  Net investment income (loss) . . . . . . . . .  -             0.06
  Net realized and unrealized gain(loss)
  on investments. . . . . . . . . . . . . . . .   0.80          4.02
Total from investment operations . . . . . . . .  0.80          4.08
Less distributions to shareholders:
  From net investment income . . . . . . . . . .   -            (.06)
  From net realized gain on investments. . . . .   -           (6.59)
  Redemption of capitalization . . . . . . . . .   -           (7.86)
NET ASSET VALUE - END OF PERIOD. . . . . . . . . $10.80       $ 0.00
Total return 2 . . . . . . . . . . . . . . . . .   8.00%       41.07%
Ratios of expenses (to average net assets)/
Supplemental Data:
  Expenses . . . . . . . . . . . . . . . . . . .  1.22%3       1.06%3
  Net investment income (loss) . . . . . . . . .  0.02%3       0.57%3
  Portfolio turnover . . . . . . . . . . . . . .    10%          28%
NET ASSETS - END OF PERIOD  (000'S OMITTED). . . $ 82,770        -

1 Recommencement of operations.
2 Represents aggregate total return for the period indicated.
3 Annualized.
4 Date of complete redemption.

FINANCIAL HIGHLIGHTS

GLOBAL FIXED INCOME SERIES


                                        FOR THE    FOR THE      FOR THE
PER SHARE DATA                        YEAR ENDED  YEAR ENDED  PERIOD 10/31/97*
(FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD): . . . . . .   12/31/99     12/31/98   TO 12/31/97
NET ASSET VALUE  - BEGINNING OF PERIOD $ 9.66      $ 10.12     $ 10.00
Income from investment operations:
  Net investment income. . . . . . . .   0.61         0.60        0.08
  Net realized and unrealized gain
 (loss) on investments. . . . . . . . . (0.16)       (0.32)       0.12
Total from investment operations . . . . 0.45         0.28        0.20
Less distributions to shareholders:
  From net investment income . . . . . .(0.64)       (0.63)      (0.08)
  From realized gain on investments. . .(0.00)       (0.11)        -
Total distributions to shareholders. . .(0.64)       (0.74)      (0.08)
NET ASSET VALUE- END OF PERIOD . . . . .$ 9.47     $  9.66     $ 10.12
Total return1. . . . . . . . . . . . . .  4.71%       2.78%       2.00%
Ratios to average net assets/
Supplemental Data:
  Expenses . . . . . . . . . . . . . . . .1.10%       1.10%       1.09%2
  Net investment income. . . . . . . . . .5.42%       5.75%       4.75%2
Portfolio turnover . . . . . . . . . . . .  10%         29%          3%
NET ASSETS-END OF PERIOD (000'S OMITTED) $91,661   $118,793    $ 127,172


FINANCIAL HIGHLIGHTS

WORLD OPPORTUNITIES SERIES CLASS A SHARES




                                                                  FOR THE
                                FOR THE   FOR THE   FOR THE     PERIOD 9/6/96
PER SHARE DATA                   YEAR      YEAR      YEAR       (COMMENCEMENT
(FOR A SHARE OUTSTANDING         ENDED     ENDED     ENDED      OF OPERATIONS)
THROUGHOUT EACH PERIOD):. . . . 12/31/99  12/31/98    12/31/97  TO 12/31/96
NET ASSET VALUE -
BEGINNING  OF PERIOD. . . . . . $ 8.55    $ 9.76     $10.42     $10.00
Income from investment operations:
  Net investment income . . . .   0.39      0.12       0.09       0.05
  Net realized and unrealized
  gain (loss) on investments. . . 3.16     (0.59)1     0.67       0.43
Total from investment operations. 3.55     (0.47)      0.76       0.48
Less distributions to shareholders:
  From net investment income. . .(0.28)    (0.14)     (0.09)     (0.05)
  From net realized gain on
  investments  . . . . . . . .  .(2.52)    (0.60)     (1.33)     (0.01)
Total distributions to
shareholders . . . . . . . . . . (2.80)    (0.74)     (1.42)     (0.06)
NET ASSET VALUE - END OF PERIOD .$9.30     $8.55      $9.76      $10.42
Total return 2. . . . . . . . . .42.37%    (4.38)%     7.81%      4.82%
Ratios of expenses (to average net assets)
  Supplemental Data:
  Expenses. . . . . . . . . . . . 1.15%     1.13%      1.15%      1.17%3
  Net investment income . . . . . 2.19%     2.30%      0.79%      1.54%3
Portfolio turnover. . . . . . . .   23%       52%        62%         1%
NET ASSETS -
END OF PERIOD (000'S OMITTED).  $117,248   $215,778   $95,215    $77,338

1 The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to timing of sales and repurchases of Series shares in relation to fluctuating market values of the investments of the Series.
2 Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.
3 Annualized.

[This page intentionally blank]

EXETER FUND, INC.

SMALL CAP SERIES
COMMODITY SERIES
TECHNOLOGY SERIES
FINANCIAL SERVICES SERIES
INTERNATIONAL SERIES
LIFE SCIENCES SERIES
GLOBAL FIXED INCOME SERIES
WORLD OPPORTUNITIES SERIES

SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Shareholder Reports and the Statement of Additional Information (SAI). Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment Strategies that significantly affected each Series' performance during its last Fiscal year. The SAI provides more detailed information about the Series.
It is incorporated by reference into this prospectus.

HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION

 You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or

   You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).



If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series not their distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell their shares.

Investment Company Act file no. 811-04087

Prospectus
   May 1, 2000


EXETER FUND, INC.

Small Cap Series

Class A Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO]

[This page intentionally blank]

Exeter Asset Management is a division of Manning & Napier Advisors, Inc., which
was founded in 1970 and manages    approximately     $7 billion for individual
and institutional investors.


CONTENTS                                     PAGE

Goals, Strategies, and Risks                    4

More About the Series' Investments              6

Management                                      7

How to Buy, Exchange, and Redeem Shares         8

Investment and Account Information             10

Dividends, Distributions, and Taxes            11

Financial Highlights                           13

GOALS, STRATEGIES, AND RISKS


INVESTMENT GOAL
Provide long-term growth by investing principally in the common stocks of small companies.

INVESTMENT STRATEGIES
The Series invests primarily in common stocks of small companies. The Series defines a small company generally as one with a market capitalization of less
than    $1.6 billion    .

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select small companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

  Strong strategic profiles (e.g., strong market position, benefits from
  technology,    market share gains     in a mature market and high barriers
  to entry).
  Improving market share in consolidating industries.
  Low price relative to fundamental or break-up value.


PRINCIPAL RISKS OF INVESTING IN  THE SERIES

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

  The U.S.    stock market goes down    .
  Small company stocks go down in value or underperform larger company stocks. An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in small company stocks. These risks include the following:
  The stocks of small companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small companies may be less marketable than the stocks of larger companies.
  Small companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, small companies fail more often than larger companies.

SUMMARY OF PAST PERFORMANCE

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the
Class A shares of the Series for each full calendar year since its    most
recent activation.      The total return table shows how the average annual
total returns for the Class A shares for different periods compare to those of the Standard & Poor's 500 Stock Price Index, an unmanaged index of common stocks, and the Russell 2000 Index, an unmanaged index of small company stocks.

SMALL CAP SERIES CLASS A
% TOTAL RETURN

[BAR CHART SHOWING THE RESULTS AS FOLLOWS: 1993, 14.59%; 1994 8.01%; 1995,
14.07%; 1996, 10.06%; 1997, 12.29%; 1998, -13.59%;    and 1999, 9.87%    ]

CALENDAR YEARS ENDED DECEMBER 31



AVE. ANNUAL                                      SINCE CURRENT
TOTAL RETURNS                                     ACTIVATION
(FOR PERIODS ENDED 12/31/99)  1 YEAR    5 YEARS   ON 4/30/92
Small Cap Series Class A . .  9.87%     6.10%     8.97%
S&P 500 Index. . . . . . . . 21.04%    28.52%    20.54%
Russell 2000 Index . . . . . 21.26%    16.69%    14.81%

QUARTERLY RETURNS
Highest: . . . . . . . . . . 27.72% in 4th quarter 1992
Lowest:. . . . . . . . . . . -27.96 in 3rd quarter 1998



PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.


WHO MAY WANT TO INVEST

The Series may be an appropriate investment if you are:
  Seeking a long-term investment and are willing to accept the risk of short-term stock market swings and the increased price volatility of small cap stocks.
  Seeking to diversify your portfolio by adding a small company stock component.


FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses you may pay if you invest in shares of the Series.

SMALL CAP SERIES CLASS A



Shareholder fees (paid directly from your investment).  None1
Annual fund operating expenses
(expenses that are deducted from assets of the Series)
Management fee . . . . . . . . . . . . . . . . . . . .  1.00%
Distribution and service (Rule 12b-1) fees . . . . . .  None
Other expenses . . . . . . . . . . . . . . . . . . . .  0.15%
Total annual fund operating expenses . . . . . . . . .  1.15%2

1 A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four exchanges in a twelve-month period without charge; subsequent exchanges are subject to a fee of $15.
2 Total annual fund operating expenses have been restated to reflect current expenses.


This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
    You invest $10,000 for the periods shown
    The Series' operating expenses remain the same
    Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After     After     After      After
1 year   3 years   5 years   10 years
$117      $365      $633      $1,398

MORE ABOUT THE SERIES' INVESTMENTS

PRINCIPAL INVESTMENTS
   EQUITY SECURITIES The Series may invest in equity securities of U.S. and foreign companies. These securities will usually be exchange-traded and over-the-counter (OTC) common stocks, but may include preferred stocks, warrants, rights, convertible debt securities, and equity participations.

   OTHER INVESTMENTS
  FOREIGN SECURITIES The Series may invest in ADRs and other U.S. dollar denominated securities of foreign issuers as well as in common stocks of foreign companies. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.



DEFENSIVE INVESTING
  The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

THE SERIES' INVESTMENT GOAL
  The Series' board of directors may change the Series' investment goal (described above under "Goals, Strategies, and Risks") without obtaining the approval of the Series' shareholders. The Series might not succeed in achieving its goal.

MANAGEMENT


THE ADVISOR
  The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier
Advisors, Inc. was founded in 1970, and it manages    approximately     $7
billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

  A team made up of investment professionals and analysts makes all of the Series' investment decisions.

THE DISTRIBUTOR
  The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class A shares of the Series are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.
  Class A shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

MANAGEMENT FEES
  In return for the services it provides to the Series, the Advisor receives
   an annual     management fee, which is computed daily and payable monthly at an annual rate of 1.00% of the Series' average daily net assets.
  Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.
  The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.

DISCRETIONARY ACCOUNT MANAGEMENT
  Class A shares of the Series are also offered to the Advisor's clients and those of its affiliates who have authorized investment in the Series as part of the discretionary account management services of the Advisor or its affiliates. Class A shares may also be used in connection with a discretionary account management service provided by the Advisor that uses shares of the Series as the principal underlying investment.

HOW TO BUY, EXCHANGE, AND REDEEM SHARES


DISCRETIONARY CLIENTS

For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

HOW TO BUY SHARES

The minimum initial investment in the Series is $2,000, and the minimum for each additional investment is $100. The minimum investment requirements are lower for participants in the Automatic Investment Plan, which is described below. These investment minimums may be waived at the Advisor's discretion.
All orders to purchase shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock
Exchange (NYSE),    generally 4:00 p.m. New York time, will     be executed at
that day's share price. Orders received in good order after that day's close will be executed at the next business day's price. All orders must include the required documentation and be accompanied by proper payment. The Series reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.


BY MAIL

OPENING AN ACCOUNT
  Send a check payable to Exeter Fund, Inc. with the completed original account application.

                             The address is:
                            EXETER FUND, INC.
                             P.O. BOX 41118
                           ROCHESTER, NY  14604

  To request an account application, call the Fund at 1-800-466-3863.


BY WIRE

ADDING TO AN ACCOUNT
  Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number.

OPENING OR ADDING TO AN ACCOUNT
  After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

AUTOMATIC INVESTMENT PLAN

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

HOW TO EXCHANGE SHARES

You may exchange    Class A shares of the Series for Class A shares of any
other Series of the Exeter Fund currently available for direct investment if the registration of both accounts is identical. If received with proper documentation before the close of trading on the NYSE, generally 4:00 p.m. New
York time    , exchange requests will be executed at that day's share prices.
Otherwise, they will be executed at the prices determined on the next business day after receipt with proper documentation.

The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. A Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.

BY MAIL
  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page, signed by each registered account owner, exactly as your names appear on the account registration.
  Provide the name of the current Series, Series to exchange into and dollar amount to be exchanged.
  Provide both account numbers.

BY TELEPHONE
  Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
  Provide the name of the current Series, Series to exchange into and dollar amount to be exchanged.
  Provide both account numbers.
  The Fund may ask for identification, and all telephone transactions are recorded.

HOW TO REDEEM SHARES

All orders to redeem shares received in good order by the distributor, transfer
agent or other agent before the close of trading on the NYSE,    generally 4:00
p.m. New York time    , will be executed at that day's share price.  Orders
received in good order after the close of trading will be executed at the next business day's price. All redemption orders must include the required documentation and signatures. The Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, your redemption proceeds will not be sent to you for 15 days.

BY MAIL
  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page signed by each registered account owner.
  State the name of the Series, the class and number of shares or dollar amount to be sold.
  Provide the account number.
  Signature guarantees may be required.
  Additional documentation may be required (call the Fund for details).

INVESTMENT AND ACCOUNT INFORMATION


ACCOUNTS WITH LOW BALANCES

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

IN-KIND PURCHASES AND REDEMPTIONS

Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Series may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

SIGNATURE GUARANTEES

A signature guarantee may be required for any written request to sell shares, or to change the account registration.

The transfer agent will accept signature guarantees from:
  A member of the STAMP program or the NYSE's Medallion Signature Program. A broker or securities dealer.
  A federal savings, cooperative or other type of bank.
  A savings and loan or other thrift institution.
  A credit union.
  A securities exchange or clearing agency.


   A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


VALUATION OF SHARES

The Series offers its shares at the net asset value (NAV) per share of the
Series.   NAV is calculated separately for each class of shares.   The Series
calculates its NAV once daily as of the close of regular trading on the NYSE (generally at 4:00 p.m., New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, the Series values its assets by a method that the directors believe accurately reflects fair value. If the Series uses fair value to price securities, it may
value those securities higher or lower than another    mutual fund that
uses market quotations to price the same securities.

DIVIDENDS, DISTRIBUTIONS, AND TAXES


DIVIDENDS AND DISTRIBUTIONS

The Series generally:
  Pays dividends once a year, in December.
  Makes capital gains distributions, if any, once a year, typically in December.

The Series also may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of
the same class that you hold.  Alternatively, you can instruct the    Fund
in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES

TRANSACTION                                           FEDERAL TAX STATUS
Redemption or exchange of shares       Usually taxable as capital gain or loss;
                                       long-term only if shares owned more
                                       than one year
Long-term capital gain distributions.  Taxable as long-term capital gain
Short-term capital gain distributions  Taxable as ordinary income
Dividends                              Taxable as ordinary income




If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

[This page intentionally blank]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Series' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.

SMALL CAP SERIES CLASS A SHARES 1



                                                    For the Years Ended
                                            12/31/99    12/31/98   12/31/97
Per share data
(for a share outstanding throughout each period):
NET ASSET VALUE - BEGINNING OF YEAR. . . . $9.64       $12.05     $12.09
Income from investment operations:
  Net investment income (loss) . . . . . .  0.07        0.05       (0.01)
  Net realized and unrealized
  gain (loss) on investments . . . . . . .  0.88       (1.77)       1.50
Total from investment operations . . . . .  0.95       (1.72)       1.49
Less distributions to shareholders:
  From net investment income . . . . . . . (0.06)        -        (0.01)
  From net realized gain on
investments. . . . . . . . . . . . . . . .   -         (0.69)     (1.52)
  In excess of net realized gain
  On investments . . . . . . . . . . . . .   -           -           -
Total distributions to shareholders. . . . (0.06)      (0.69)      (1.53)
NET ASSET VALUE - END OF YEAR. . . . . . . $10.53     $ 9.64      $12.05
Total return 1 . . . . . . . . . . . . . .   9.87%    (13.59)%     12.29%
Ratios of expenses (to average net assets)/Supplemental Data:
  Expenses . . . . . . . . . . . . . . .     1.09%       1.09%       1.07%
  Net investment income (loss) . . . . .     0.61%       0.44%     (0.12)%
  Portfolio turnover . . . . . . . . . .       92%         81%         94%
NET ASSETS - END OF YEAR (000'S OMITTED)   $91,301    $99,666    $121,600




                                                  For the Years Ended
                                                  12/31/96    12/31/95
Per share data
(for a share outstanding throughout each period):
NET ASSET VALUE - BEGINNING OF YEAR. . . . . . . .$ 11.95     $ 12.92
Income from investment operations:
  Net investment income (loss) . . . . . . . . . .   0.05         -
  Net realized and unrealized
  gain (loss) on investments . . . . . . . . . . .   1.11        1.93
Total from investment operations . . . . . . . . .   1.16        1.93
Less distributions to shareholders:
  From net investment income . . . . . . . . . . .  (0.04)        -
  From net realized gain on
Investments. . . . . . . . . . . . . . . . . . . .  (0.89)      (2.90)
  In excess of net realized gain
  On investments . . . . . . . . . . . . . . . . .  (0.09)        -
Total distributions to shareholders. . . . . . . .  (1.02)      (2.90)
NET ASSET VALUE - END OF YEAR. . . . . . . . . . .  $ 12.09    $ 11.95
Total return 1 . . . . . . . . . . . . . . . . . . .  10.06%      14.70%
Ratios of expenses (to average net assets)/Supplemental Data:
  Expenses . . . . . . . . . . . . . . . . . . . . .   1.08%       1.07%
  Net investment income (loss) . . . . . . . . . . .   0.29%     (0.03)%
  Portfolio turnover . . . . . . . . . . . . . . . .     31%         77%
NET ASSETS - END OF YEAR  (000'S OMITTED). . . . . .$100,688   $ 143,003


[This page intentionally blank]

[LOGO]

EXETER FUND, INC.

Small Cap Series
Class A Shares

SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus.

HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION
  You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

   You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).


If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act file no. 811-04087

Prospectus
   May 1, 2000

EXETER FUND, INC.

Small Cap Series

Class B, C, D and E Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO]

[This page intentionally blank]

Exeter Asset Management is a division of Manning & Napier Advisors, Inc., which
was founded in 1970 and manages    approximately     $7 billion for individual
and institutional investors.

Contents                                          Page

        Goals, Strategies, and Risks                 4

        More About the Series' Investments           6

        Management                                   7

        How to Buy,    Exchange, and Redeem Shares   8

        Investment and Account Information          10

        Dividends, Distributions, and Taxes         11

GOALS, STRATEGIES, AND RISKS

INVESTMENT GOAL

Provide long-term growth by investing principally in the common stocks of small companies.

INVESTMENT STRATEGIES

The Series invests primarily in common stocks of small companies. The Series defines a small company generally as one with a market capitalization of less
than    $1.6 billion.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select small companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from
  technology,    market share gains     in a mature market and high barriers to
  entry).
  Improving market share in consolidating industries.
  Low price relative to fundamental or break-up value.



PRINCIPAL RISKS OF INVESTING IN THE SERIES

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

  The U.S.    stock market goes down.
  Small company stocks go down in value or underperform larger company stocks. An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its concentration in small company stocks. These risks include the following:

  The stocks of small companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small companies may be less marketable than the stocks of larger companies.
  Small companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, small companies fail more often than larger companies.

SUMMARY OF PAST PERFORMANCE

   No Class B, C, D or E shares were outstanding during the past year. Class B, C, D and E shares would have different performance due to their different expenses.

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the
Class A shares of the Series for each full calendar year since its    most
recent activation.      The total return table shows how the average annual
total returns for the Class A shares for different    periods compare to
those of the Standard & Poor's 500     Stock Price Index, an unmanaged index of
common stocks, and the Russell 2000 Index, an unmanaged index of small company stocks.

[Bar chart showing the percent total return for the Small Cap Series Class A shares for 1993, 1994, 1995, 1996, 1997, 1998 and 1999, with calendar years ended December 31st.  The results are 14.59% for 1993, 8.01% for 1994, 14.70%
for 1995, 10.06% for 1996, 12.29% for 1997, -13.59% in 1998, and    9.87% in
1999.    ]



AVG. ANNUAL                                        SINCE CURRENT
TOTAL RETURNS                                     ACTIVATION
(FOR PERIODS ENDED 12/31/99)  1 YEAR   5 YEARS     ON 4/30/92
Small Cap Series Class A . .  9.87%     6.10%      8.97%
S&P 500 Index. . . . . . . . 21.04%    28.52%     20.54%
Russell 2000 Index . . . . . 21.26%    16.69%     14.81%

QUARTERLY RETURNS
Highest: . . . . . . . . . . 27.72% in 4th quarter 1992
Lowest:. . . . . . . . . . . -27.96 in 3rd quarter 1998


PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

WHO MAY WANT TO INVEST

The Series may be an appropriate investment if you are:
        Seeking a long-term investment and are willing to accept the risk of short-term stock market swings and the increased price volatility of small cap stocks.
        Seeking to diversify your portfolio by adding a small company stock component.

FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.

SMALL CAP SERIES




                                           Class B   Class C   Class D  Class E
SHAREHOLDER FEES
(paid directly from your investment) . . .  None1     None1     None1    None1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from
Assets of the Series)2
Management fee. . . . . . . . . . . . . . . 1.00%     1.00%     1.00%    1.00%
Distribution and service (Rule 12b-1) fees. 1.00%     0.75%     0.50%    0.25%
Other expenses. . . . . . . . . . . . . . . 0.15%     0.15%     0.15%    0.15%
TOTAL ANNUAL FUND OPERATING EXPENSES. . . . 2.15%2    1.90%2    1.65%2   1.40%2

1 A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four exchanges in a twelve-month period without charge; subsequent exchanges are subject to a fee of $15.
2 Total annual fund operating expenses have been restated to reflect current expenses.


This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
    You invest $10,000 for the periods shown

    The Series' operating expenses remain the same
    Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:


          Class B   Class C   Class D   Class E
1 Years.  $    218  $    193  $    168  $    143
3 Years.  $    673  $    597  $    520  $    443
5 Years.  $  1,154  $  1,026  $    897  $    766
10 Years  $  2,483  $  2,222  $  1,955  $  1,680


MORE ABOUT THE SERIES' INVESTMENTS

PRINCIPAL INVESTMENTS
     EQUITY SECURITIES The Series may invest in equity securities of U.S. and foreign companies. These securities will usually be exchange-traded and over-the-counter (OTC) common stocks, but may include preferred stocks, warrants, rights, convertible debt securities, and equity participations.

   OTHER INVESTMENTS
     FOREIGN SECURITIES The Series may invest in ADRs and other U.S. dollar denominated securities of foreign issuers as well as in common stocks of foreign companies. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.



DEFENSIVE INVESTING
     The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

THE SERIES' INVESTMENT GOAL
     The Series' board of directors may change the Series' investment goal (described above under "Goals, Strategies, and Risks") without obtaining the approval of the Series' shareholders. The Series might not succeed in achieving its goal.

MANAGEMENT

THE ADVISOR
     The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604.
Manning & Napier Advisors, Inc. was founded in 1970, and it manages
approximately $7 billion for individual and institutional investors.     The
Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

     A team made up of investment professionals and analysts makes all of the Series' investment decisions.

THE DISTRIBUTOR
The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class B, C, D and E shares are offered only through a financial intermediary. Financial intermediaries include financial planners, investment advisers, broker-dealers or other financial institutions with an agreement with the distributor. You may only purchase that class of shares which your financial intermediary sells or services.

Class B shares are only available through broker-dealers who maintain an omnibus account with the distributor on behalf of investors. Class C shares are available only through financial intermediaries who establish individual shareholder accounts with the Fund in the name of investors or maintain certain types of omnibus accounts with the distributor. Class E shares are only available through financial intermediaries who provide certain shareholder services to the Fund. Class D shares are not currently available. Your financial intermediary can tell you which class of shares is available through the intermediary.

DISTRIBUTION PLANS

The Fund has adopted Rule 12b-1 distribution plans for the Class B, C, D and E shares of the Series. Under the plans, the Class B, C, D and E shares pay distribution and/or service fees (as a percentage of average daily net assets) equal to: 1.00%, 0.75%, 0.50%, and 0.25%, respectively. These fees are an ongoing expense and over time may cost you more than other types of sales charges.

   The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

MANAGEMENT FEES

In return for the services it provides to the Series, the Advisor receives    an
annual     management fee, which is computed daily and payable monthly at an annual rate of 1.00% of the Series' average daily net assets.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.

HOW TO BUY, EXCHANGE, AND REDEEM SHARES

HOW TO BUY SHARES

Class B, C, D and E shares are available only through your financial intermediary. You may be subject to initial and subsequent minimums established by your financial intermediary for the purchase of shares. The Series reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

   All orders to purchase shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. New York time, will be executed at that day's share price. Orders received after that day's close will be executed at the next business day's price. All orders must include the required documentation and be accompanied by proper payment.

The Series' distributor imposes no sales charge on purchases or redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

THROUGH THE FUND

If your financial intermediary does not provide account maintenance services, contact the Fund to purchase shares.

BY MAIL

OPENING AN ACCOUNT

  Send a check payable to Exeter Fund, Inc. with the completed original account application.

                          The address is:
                         EXETER FUND, INC.
                           P.O. BOX 41118
                        ROCHESTER, NY  14604

  To request an account application, call the Fund at 1-800-466-3863.

ADDING TO AN ACCOUNT

  Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number.

BY WIRE

Opening or adding to an account

  After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

AUTOMATIC INVESTMENT PLAN

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

HOW TO REDEEM SHARES

THROUGH THE FUND

If your financial intermediary does not provide account maintenance services, contact the Fund to redeem shares.

BY MAIL
  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page signed by each registered account owner.
  State the name of the Series, the class and number of shares or dollar amount to be sold.
  Provide the account number.
  Signature guarantees may be required.
  Additional documentation may be required (call the Fund for details).


   All orders to redeem shares received in good order by the distributor, transfer agent or other agent before the close of trading on the NYSE, generally 4:00 p.m. New York time, will be executed at that day's share price. Orders received in good order after the close of trading will be executed at the next business day's price. All redemption orders must include the required documentation and signatures. The Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, your redemption proceeds will not be sent to you for 15 days.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received an order when an authorized financial intermediary or its authorized designee accepts the order, and orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.


HOW TO EXCHANGE SHARES

You may exchange shares of the Series for the same class of shares of any other
Series of Exeter Fund    currently available for direct investment     if the
registration of both accounts is identical.  If received with proper
documentation before the close of trading on the NYSE,    generally 4:00 p.m.
New York time    , exchange requests will be executed at that day's share
prices. Otherwise, they will be executed at the prices determined on the next business day after receipt with proper documentation.

The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. The Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.

THROUGH THE FUND

If your financial intermediary provides account maintenance services, contact
your financial intermediary to exchange shares.     If not:

BY MAIL

  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page , signed by each registered account owner, exactly as your names appear on the account registration.
  Provide the name of the current Series, class of shares, Series to exchange into and dollar amount to be exchanged.
  Provide both account numbers.

BY TELEPHONE

  Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
  Provide the name of the current Series, class of shares, Series to exchange into and dollar amount to be exchanged.
  Provide both account numbers.
  The Fund may ask for identification, and all telephone transactions are recorded.

INVESTMENT AND ACCOUNT INFORMATION

ACCOUNTS WITH LOW BALANCES

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

IN-KIND PURCHASES AND REDEMPTIONS

Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Series may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

SIGNATURE GUARANTEES

A signature guarantee may be required for any written request to sell shares, or to change the account registration.
The transfer agent will accept signature guarantees from:

  A member of the STAMP program or the NYSE's Medallion Signature Program. A broker or securities dealer.
  A federal savings, cooperative or other type of bank.
  A savings and loan or other thrift institution.
  A credit union.
  A securities exchange or clearing agency.

       A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

VALUATION OF SHARES

The Series offers its shares at the net asset value (NAV) per share of the
Series.   NAV is calculated separately for each class of shares.   The Series
calculates its NAV once daily as of the close of regular trading on the NYSE (generally at 4:00 p.m., New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, the Series values its assets by a method that the directors believe accurately reflects fair value. If the Series uses fair value to price securities, it may
value those securities higher or lower than another    mutual fund     that
uses market quotations to price the same securities.

DIVIDENDS, DISTRIBUTIONS, AND TAXES


DIVIDENDS AND DISTRIBUTIONS

The Series generally:
  Pays dividends once a year, in December.
  Makes capital gains distributions, if any, once a year, typically in December.

The Series also may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of
the same class that you hold.  Alternatively, you can instruct the    Fund
in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES




TRANSACTION                            FEDERAL TAX STATUS
Redemption or exchange of shares. . .  Usually taxable as capital gain or loss;
                                       long-term only if shares owned more than
                                       one year
Long-term capital gain distributions.  Taxable as long-term capital gain
Short-term capital gain distributions  Taxable as ordinary income
Dividends . . . . . . . . . . . . . .  Taxable as ordinary income



If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

[This page intentionally blank]

[LOGO]

EXETER FUND, INC.

Small Cap Series

Class B, C, D and E Shares

SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus.

HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION
You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

   You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act file no. 811-04087

Prospectus
   May 1, 2000


EXETER FUND, INC.

World Opportunities Series

Class A Shares

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO]

[This page intentionally blank]

Exeter Asset Management is a division of  Manning & Napier Advisors, Inc., which
was founded in 1970 and manages    approximately     $7 billion for individual
and institutional investors.



CONTENTS                                     PAGE

Goal       , Strategies, and Risks              4

More About the Series' Investments              6

Management                                      7

How to Buy, Exchange, and Redeem Shares         8

Investment and Account Information             10

Dividends, Distributions, and Taxes            11

Financial Highlights                           13

GOAL, STRATEGIES, AND RISKS

INVESTMENT GOAL

Provide long-term growth by investing principally in the common stocks of companies located around the world.

INVESTMENT STRATEGIES

The Series invests primarily in common stocks of companies from around the world, including the United States. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issurer.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

  Strong strategic profiles (e.g., strong market position, benefits from
  technology,    market-share gains     in a mature market and high barriers
  to entry).
  Improving market share in consolidating industries.
  Low price relative to fundamental or break-up value.

PRINCIPAL RISKS OF INVESTING IN  THE SERIES

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series' investments are    often     denominated in the
  currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  Investments in emerging market countries may be more volatile than investments in more developed markets.

Because the Series is "non-diversified", the performance of a particular investment or small group of investments may affect the Series more than if it were diversified.

SUMMARY OF PAST PERFORMANCE

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class
A shares for different        periods compare to those of the Morgan Stanley
Capital International World Index and the Morgan Stanley Capital International All Country World ex US Index.

The MSCI World Index is a market-capitalization-weighted measure of the total
return of    1,364     companies listed on the stock exchanges of 22 countries,
including the United States. It has a very small weighting in emerging markets. The MSCI All Country World ex US Index is a market-capitalization-weighted
measure of the total return of    1,951     companies listed on the stock
exchanges of 47 countries, including emerging markets and excluding the United States.

WORLD OPPORTUNITIES SERIES CLASS A
% TOTAL RETURN

[BAR CHART REFLECTING THE RESULTS AS FOLLOWS: 1997, 7.81%; 1998, -4.38%;    AND
1999, 42.37%    .]

CALENDAR YEARS ENDED DECEMBER 31



AVG. ANNUAL
TOTAL RETURNS                                   SINCE INCEPTION
(FOR PERIODS ENDED 12/31/99)  1 YEAR            ON 9/6/96
World Opportunities Series
Class A. . . . . . . . . . .  42.37%            13.85%
MSCI World Index . . . . . .  24.94%            22.35%
MSCI All Country World
  ex US Index. . . . . . . .  31.80%            14.99%

QUARTERLY RETURNS
Highest: . . . . . . . . . .  27.34% in 2nd quarter 1999
Lowest:. . . . . . . . . . .  -19.49% in 3rd quarter 1998



PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.


WHO MAY WANT TO INVEST

The Series may be an appropriate investment if you are seeking a long-term investment and are willing to accept the risk of significant price volatility in exchange for the added diversification of foreign stocks.

FEES AND EXPENSES OF  THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.




WORLD OPPORTUNITIES SERIES CLASS A
SHAREHOLDER FEES (paid directly from your investment .  None 1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of the Series)
Management fee . . . . . . . . . . . . . . . . . . . .  1.00%
Distribution and service (Rule 12b-1) fees . . . . . .  None
Other expenses . . . . . . . . . . . . . . . . . . . .  0.18%
TOTAL ANNUAL FUND OPERATING EXPENSES . . . . . . . . .  1.18% 2

1 A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four exchanges in a twelve-month period without charge; subsequent exchanges are subject to a fee of $15.
2 Total annual fund operating expenses have been restated to reflect current expenses.



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
    You invest $10,000 for the periods shown
    The Series' operating expenses remain the same
    Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:





After     After     After      After
1 year   3 years   5 years   10 years
$120      $375      $649      $1,432

MORE ABOUT THE SERIES' INVESTMENTS

PRINCIPAL INVESTMENTS

   EQUITY SECURITIES The Series may invest in equity securities of U.S. and foreign companies. These securities will usually be exchange-traded and over-the-counter (OTC) common stocks, but may include preferred stocks, warrants, rights, convertible debt securities, and equity participations.

  FOREIGN SECURITIES  The Series invests principally in the common stocks of
foreign companies,        ADRs and other U.S. dollar denominated securities of
foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer.

  CURRENCY HEDGING In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Series may, but is not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar.
The Series primarily uses forward foreign currency exchange contracts for hedging purposes.

DEFENSIVE INVESTING

  The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions.
If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Additional Investment Risks

  EMERGING MARKET RISK Emerging market countries are foreign countries that are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil.
In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries. These characteristics may result in greater price volatility for investments in emerging markets. This price volatility may be heightened by currency fluctuations relative to the U.S. dollar.

  RISKS RELATED TO CURRENCY HEDGING The value of the Series' portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

THE SERIES' INVESTMENT GOAL

The Series' board of directors may change the Series' investment goal (described
above under "Goal       , Strategies, and Risks") without obtaining the approval
of the Series' shareholders. The Series might not succeed in achieving its goal.

MANAGEMENT


THE ADVISOR

The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier
Advisors, Inc. was founded in 1970, and it manages    approximately     $7
billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts makes all of the Series' investment decisions.

THE DISTRIBUTOR

The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class A shares of the Series are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

Class A shares of the Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.


MANAGEMENT FEES
In return for the services it provides to the Series, the Advisor receives
   an annual     management fee, which is computed daily and payable monthly at an annual rate of 1.00% of the Series' average daily net assets.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.


DISCRETIONARY ACCOUNT MANAGEMENT

Class A shares of the Series are also offered to the Advisor's clients and those of its affiliates who have authorized investment in the Series as part of the discretionary account management services of the Advisor or its affiliates. Class A shares may also be used in connection with a discretionary account management service provided by the Advisor that uses shares of the Series as the principal underlying investment.

HOW TO BUY, EXCHANGE, AND REDEEM SHARES

DISCRETIONARY CLIENTS

For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

HOW TO BUY SHARES

The minimum initial investment in the Series is $2,000, and the minimum for each additional investment is $100. The minimum investment requirements are lower for participants in the Automatic Investment Plan, which is described below. These investment minimums may be waived at the Advisor's discretion.

All orders to purchase shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock
Exchange (NYSE),    generally 4:00 p.m. New York time    , will be executed at
that day's share price. Orders received in good order after that day's close will be executed at the next business day's price. All orders must include the required documentation and be accompanied by proper payment. The Series reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.


BY MAIL

OPENING AN ACCOUNT
  Send a check payable to Exeter Fund, Inc. with the completed original account application.

                                   The address is:
                                   EXETER FUND, INC.
                                   P.O. BOX 41118
                                 ROCHESTER, NY  14604

  To request an account application, call the Fund at 1-800-466-3863.

ADDING TO AN ACCOUNT
  Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number.


BY WIRE

OPENING OR ADDING TO AN ACCOUNT
  After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.


AUTOMATIC INVESTMENT PLAN

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

HOW TO EXCHANGE SHARES

You may exchange    Class A shares of the Series for Class A shares
of any other Series of the Exeter Fund    currently available for direct
investment     if the registration of both accounts is identical.  If
received with proper documentation before the close of trading on the NYSE,
   generally 4:00 p.m. New York time    , exchange requests will be executed
at that day's share prices. Otherwise, they will be executed at the prices determined on the next business day after receipt with proper documentation.

The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. A Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.

BY MAIL
  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page, signed by each registered account owner, exactly as your names appear on the account registration.
  Provide the name of the current Series, class of shares, Series to exchange into and dollar amount to be exchanged.
  Provide both account numbers.


BY TELEPHONE
  Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
  Provide the name of the current Series, class of shares, Series to exchange into and dollar amount to be exchanged.
  Provide both account numbers.
  The Fund may ask for identification, and all telephone transactions are recorded.


HOW TO REDEEM SHARES

All orders to redeem shares received in good order by the distributor, transfer
agent or other agent before the close of trading on the NYSE,    generally 4:00
p.m. New York time    , will be executed at that day's share price.  Orders
received in good order after the close of trading will be executed at the next business day's price. All redemption orders must include the required documentation and signatures. The Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, your redemption proceeds will not be sent to you for 15 days.


BY MAIL
  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page signed by each registered account owner.
  State the name of the Series, the class and number of shares or dollar amount to be sold.
  Provide the account number.
  Signature guarantees may be required.
  Additional documentation may be required (call the Fund for details).

INVESTMENT AND ACCOUNT INFORMATION

ACCOUNTS WITH LOW BALANCES

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

IN-KIND PURCHASES AND REDEMPTIONS

Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Series may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

SIGNATURE GUARANTEES

A signature guarantee may be required for any written request to sell shares, or to change the account registration.
The transfer agent will accept signature guarantees from:

  A member of the STAMP program or the NYSE's Medallion Signature Program. A broker or securities dealer.
  A federal savings, cooperative or other type of bank.
  A savings and loan or other thrift institution.
  A credit union.
  A securities exchange or clearing agency.

         A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


VALUATION OF SHARES

The Series offers its shares at the net asset value (NAV) per share of the
Series.   NAV is calculated separately for each class of shares.   The Series
calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m., New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, the Series values its assets by a method that the directors believe accurately reflects fair value. If the Series uses fair value to price securities, it may value those securities higher or lower than another Series that uses market quotations to price the same securities.

The foreign securities held by the Series may be listed on foreign exchanges that trade on days when the NYSE is not open and the portfolios do not price their shares. As a result, the net asset value of a portfolio may change at a time when shareholders are not able to purchase or redeem shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES


DIVIDENDS AND DISTRIBUTIONS

The Series generally:
  Pays dividends once a year, in December.
  Makes capital gains distributions, if any, once a year, typically in December.

The Series also may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of
the same class that you hold.  Alternatively, you can instruct the    Fund
in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES


TRANSACTION                                           FEDERAL TAX STATUS
Redemption or exchange of shares       Usually taxable as capital gain or loss;
                                       long-term only if shares owned more
                                       than one year
Long-term capital gain distributions   Taxable as long-term capital gain
Short-term capital gain distributions  Taxable as ordinary income
Dividends                              Taxable as ordinary income




If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Series to foreign countries. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

[This page intentionally blank]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Series' financial performance for the period since its inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.


WORLD OPPORTUNITIES SERIES CLASS A SHARES






                                                                        For the
                                           For the  For the   For the Period 9/6/96
                                           Year     Year      Year   (commencement
                                          Ended    Ended     Ended   of operations)
                                         12/31/99  12/31/98  12/31/97 to 12/31/96
Per share data
(for a share outstanding throughout each period)
NET ASSET VALUE - BEGINNING  OF PERIOD . $8.55     $9.76    $10.42   $10.00
Income from investment operations:
  Net investment income. . . . . . . . .  0.39      0.12      0.09     0.05
  Net realized and unrealized gain
  (loss) on investments. . . . . . . . .  3.16     (0.59)1    0.67     0.43
Total from investment operations . . . .  3.55     (0.47)     0.76     0.48
Less distributions to shareholders:
  From net investment income . . . . . . (0.28)    (0.14)    (0.09)   (0.05)
  From net realized gain on investments. (2.52)    (0.60)    (1.33)   (0.01)
Total distributions to shareholders. . . (2.80)    (0.74)    (1.42)   (0.06)
NET ASSET VALUE - END OF PERIOD. . . . . $9.30     $8.55     $9.76   $10.42
Total return 2 . . . . . . . . . . . . . 42.37%    (4.38)%    7.81%   4.82%
Ratios of expenses (to average net assets)
  Supplemental Data:
  Expenses . . . . . . . . . . . . . . . 1.15%     1.13%     1.15%   1.17%3
  Net investment income. . . . . . . . . 2.19%     2.30%     0.79%   1.54%3
Portfolio turnover . . . . . . . . . . .   23%       52%       62%      1%
NET ASSETS - END OF
PERIOD (000'S OMITTED) . . . . . .  . .$117,248  $215,778  $95,215 $77,338


1 The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to timing of sales and repurchases of Series shares in relation to fluctuating market values of the investments of the Series.
2 Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.
3 Annualized.

[This page intentionally blank]

[LOGO]

EXETER FUND, INC.


World Opportunities Series
Class A Shares

SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus.

HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION

  You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

    You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).



If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act file no. 811-04087

Prospectus
   May 1, 2000

EXETER FUND, INC.

World Opportunities Series

Class B, C, D and E Shares


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO]

[This page intentionally blank]

Exeter Asset Management is a division of Manning & Napier Advisors, Inc., which
was founded in 1970 and manages    approximately     $7 billion for individual
and institutional investors.



CONTENTS                                                 PAGE

         Goal       , Strategies, and Risks               4

         More About the Series' Investments               6

         Management                                       7

         How to Buy,    Exchange, and     Redeem Shares   8



         Investment and Account Information              10

         Dividends, Distributions, and Taxes             11

GOAL, STRATEGIES, AND RISKS

INVESTMENT GOAL

Provide long-term growth by investing principally in the common stocks of companies located around the world.

   INVESTMENT STRATEGIES

The Series invests primarily in common stocks of companies from around the world, including the United States. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers, including those in emerging markets. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:

  Strong strategic profiles (e.g., strong market position, benefits from
  technology,    market-share gains     in a mature market and high barriers
  to entry).

  Improving market share in consolidating industries.

  Low price relative to fundamental or break-up value.

PRINCIPAL RISKS OF INVESTING IN THE SERIES

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

     U.S. and/or foreign     stock markets go down.

  An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.

  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

 In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

 The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.

 Because the Series' investments are    often     denominated in the currencies
 of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

 Investments in emerging market countries may be more volatile than investments in more developed markets.

Because the Series is "non-diversified", the performance of a particular investment or small group of investments may affect the Series more than if it were diversified.

SUMMARY OF PAST PERFORMANCE

   No Class B, C, D or E shares were outstanding during the past year. Class B, C, D and E shares would have different performance due to their different expenses.

The bar chart and total return table provide some indication of the risks of
investing in the Series.         The bar chart shows changes in the performance
of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns
for the Class A shares for different        periods compare to those of the
Morgan Stanley Capital International World Index and the Morgan Stanley Capital International All Country World ex US Index.

The MSCI World Index is a market-capitalization-weighted measure of the total
return of    1,364     companies listed on the stock exchanges of 22 countries,
including the United States. It has a very small weighting in emerging markets. The MSCI All Country World ex US Index is a market-capitalization-weighted
measure of the total return of    1,951     companies listed on the stock
exchanges of 47 countries, including emerging markets and excluding the United States.

[Bar chart showing the percent total return for the World Opportunities Series Class A shares for 1997, 1998 and 1999, with calendar years ended December 31st.
The results are 7.81% for 1997, -4.38% in 1998,    and 42.37% in 1999.    ]




AVG. ANNUAL
TOTAL RETURNS                                      SINCE INCEPTION
(FOR PERIODS ENDED 12/31/99)         1 YEAR          ON 9/6/96
World Opportunities Series Class A.  42.37%            13.85%
MSCI World Index. . . . . . . . . .  24.94%            22.35%
MSCI All Country World
  ex US Index . . . . . . . . . . .  31.80%            14.99%

QUARTERLY RETURNS
Highest:. . . . . . . . . . . . . .  27.34% in 2nd quarter 1999
Lowest: . . . . . . . . . . . . . .  -19.49% in 3rd quarter 1998



PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

WHO MAY WANT TO INVEST

The Series may be an appropriate investment if you are seeking a long-term investment and are willing to accept the risk of significant price volatility in exchange for the added diversification of foreign stocks.

FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.

WORLD OPPORTUNITIES SERIES



                                              Class B   Class C   Class D   Class E
Shareholder fees
(paid directly from your investment)          None1     None1     None1     None1
Annual fund operating expenses
(expenses that are deducted from
Assets of the Series)2
Management fee                                1.00%     1.00%     1.00%     1.00%
Distribution and service (Rule 12b-1) fees    1.00%     0.75%     0.50%     0.25%
Other expenses                                0.18%     0.18%     0.18%     0.18%
Total annual fund operating expenses          2.18%2    1.93%2    1.68%2    1.43%2

1 A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four exchanges in a twelve-month period without charge; subsequent exchanges are subject to a fee of $15.

2 Total annual fund operating expenses have been restated to reflect current expenses.



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
    You invest $10,000 for the periods shown
    The Series' operating expenses remain the same
    Your investment has a 5% return each year
Although your actual costs may be higher or lower, under these assumptions your costs would be:



          Class B   Class C   Class D   Class E
1 Years.  $    221  $    196  $    171  $    146
3 Years.  $    682  $    606  $    530  $    452
5 Years.  $  1,169  $  1,042  $    913  $    782
10 Years  $  2,513  $  2,254  $  1,987  $  1,713



MORE ABOUT THE SERIES' INVESTMENTS

PRINCIPAL INVESTMENTS
     EQUITY SECURITIES The Series may invest in equity securities of U.S. and foreign companies. These securities will usually be exchange-traded and over-the-counter (OTC) common stocks, but may include preferred stocks, warrants, rights, convertible debt securities, and equity participations.

     FOREIGN SECURITIES  The Series invests principally in the common stocks of
foreign companies,        ADRs and other U.S. dollar denominated securities of
foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer.

     CURRENCY HEDGING In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Series may, but is not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar. The Series primarily uses forward foreign currency exchange contracts for hedging purposes.

DEFENSIVE INVESTING
     The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

ADDITIONAL INVESTMENT RISKS
     EMERGING MARKET RISK Emerging market countries are foreign countries that are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil. In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries. These characteristics may result in greater price volatility for investments in emerging markets.
This price volatility may be heightened by currency fluctuations relative to the U.S. dollar.

     RISKS RELATED TO CURRENCY HEDGING The value of the Series' portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

THE SERIES' INVESTMENT GOAL
     The Series' board of directors may change the Series' investment goal (described above under "Goal, Strategies, and Risks") without obtaining the approval of the Series' shareholders. The Series might not succeed in achieving its goal.

MANAGEMENT

THE ADVISOR

The Series' advisor is Exeter Asset Management, a division of Manning & Napier
Advisors, Inc., 1100 Chase Square, Rochester, New York 14604.     Manning &
Napier Advisors, Inc. was founded in 1970, and it manages approximately $7
billion for individual and institutional investors    . The Advisor is
responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts makes all of the Series' investment decisions.

THE DISTRIBUTOR

The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Class B, C, D and E shares are offered only through a financial intermediary. Financial intermediaries include financial planners, investment advisers, broker-dealers or other financial institutions with an agreement with the distributor. You may only purchase that class of shares which your financial intermediary sells or services.

Class B shares are only available through broker-dealers who maintain an omnibus account with the distributor on behalf of investors. Class C shares are available only through financial intermediaries who establish individual shareholder accounts with the Fund in the name of investors or maintain certain types of omnibus accounts with the distributor. Class E shares are only available through financial intermediaries who provide certain shareholder services to the Fund. Class D shares are not currently available. Your financial intermediary can tell you which class of shares is available through the intermediary.

DISTRIBUTION PLANS

The Fund has adopted Rule 12b-1 distribution plans for the Class B, C, D and E shares of the Series. Under the plans, the Class B, C, D and E shares pay distribution and/or service fees (as a percentage of average daily net assets) equal to: 1.00%, 0.75%, 0.50%, and 0.25%, respectively. These fees are an ongoing expense and over time may cost you more than other types of sales charges.

   The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

MANAGEMENT FEES
     In return for the services it provides to the Series, the Advisor receives
   an annual     management fee, which is computed daily and payable monthly at an annual rate of 1.00% of the Series' average daily net assets.
     The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.

HOW TO BUY, EXCHANGE, AND REDEEM SHARES

HOW TO BUY SHARES

Class B, C, D and E shares are available only through your financial intermediary. You may be subject to initial and subsequent minimums established by your financial intermediary for the purchase of shares. The Series reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

All orders to purchase shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock
Exchange (NYSE),    generally 4:00 p.m. New York time    , will be executed
at that day's share price. Orders received after that day's close will be executed at the next business day's price. All orders must include the required documentation and be accompanied by proper payment.

The Series' distributor imposes no sales charge on purchases or redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

THROUGH THE FUND

If your financial intermediary does not provide account maintenance services, contact the Fund to purchase shares.


BY MAIL

OPENING AN ACCOUNT

  Send a check payable to Exeter Fund, Inc. with the completed original account application.

                             The address is:
                            Exeter Fund, Inc.
                             P.O. Box 41118
                           Rochester, NY  14604

  To request an account application, call the Fund at 1-800-466-3863.

ADDING TO AN ACCOUNT

  Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number.


BY WIRE

OPENING OR ADDING TO AN ACCOUNT

  After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

AUTOMATIC INVESTMENT PLAN

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

HOW TO REDEEM SHARES

THROUGH THE FUND

If your financial intermediary does not provide account maintenance services, contact the Fund to redeem shares.

BY MAIL
  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page signed by each registered account owner.
  State the name of the Series, the class and number of shares or dollar amount to be sold.
  Provide the account number.
  Signature guarantees may be required.
  Additional documentation may be required (call the Fund for details).


All orders to redeem shares received in good order by the distributor, transfer
agent or other agent before the close of trading on the NYSE,    generally 4:00
p.m. New York time    , will be executed at that day's share price.  Orders
received in good order after the close of trading will be executed at the next
business day's price.     All redemption orders must include the required
documentation and signatures.      The Series may postpone payment of
redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, your redemption proceeds will not be sent to you for 15 days.

The Fund has authorized several financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received an order when an authorized financial intermediary or its authorized designee accepts the order, and orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee.


HOW TO EXCHANGE SHARES
You may exchange shares of the Series for the same class of shares of any other
Series of Exeter Fund    currently available for direct investment     if the
registration of both accounts is identical.  If received with proper
documentation before the close of trading on the NYSE,    generally 4:00 p.m.
New York time    , exchange requests will be executed at that day's share
prices. Otherwise, they will be executed at the prices determined on the next business day after receipt with proper documentation.

The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. The Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.

THROUGH THE FUND

If your financial intermediary provides account maintenance services, contact your financial intermediary to exchange shares. If not:

BY MAIL

  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page , signed by each registered account owner, exactly as your names appear on the account registration.
  Provide the name of the current Series, class of shares, Series to exchange into and dollar amount to be exchanged.
  Provide both account numbers.

BY TELEPHONE

  Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
  Provide the name of the current Series, class of shares, Series to exchange into and dollar amount to be exchanged.
  Provide both account numbers.
  The Fund may ask for identification, and all telephone transactions are recorded.

INVESTMENT AND ACCOUNT INFORMATION

ACCOUNTS WITH LOW BALANCES

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

IN-KIND PURCHASES AND REDEMPTIONS

Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Series may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

SIGNATURE GUARANTEES

A signature guarantee may be required for any written request to sell shares, or to change the account registration.

The transfer agent will accept signature guarantees from:

    A member of the STAMP program or the NYSE's Medallion Signature Program. A broker or securities dealer.
    A federal savings, cooperative or other type of bank.
    A savings and loan or other thrift institution.
    A credit union.
    A securities exchange or clearing agency.

          A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

VALUATION OF SHARES

The Series offers its shares at the net asset value (NAV) per share of the
Series.   NAV is calculated separately for each class of shares.   The Series
calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m., New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, the Series values its assets by a method that the directors believe accurately reflects fair value. If the Series uses fair value to price securities, it may value those securities higher or lower than another Series that uses market quotations to price the same securities.

The foreign securities held by the Series may be listed on foreign exchanges that trade on days when the NYSE is not open and the portfolios do not price their shares. As a result, the net asset value of a portfolio may change at a time when shareholders are not able to purchase or redeem shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Series generally:
  Pays dividends once a year, in December.
  Makes capital gains distributions, if any, once a year, typically in December.

The Series also may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of
the same class that you hold.  Alternatively, you can instruct the    Fund
in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

TAXES




TRANSACTION                            FEDERAL TAX STATUS
Redemption or exchange of shares. . .  Usually taxable as capital gain or loss;
                                       long-term only if shares owned more than
                                        one year
Long-term capital gain distributions.  Taxable as long-term capital gain
Short-term capital gain distributions  Taxable as ordinary income
Dividends . . . . . . . . . . . . . .  Taxable as ordinary income

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Series to foreign countries. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

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

[LOGO]

EXETER FUND, INC.

WORLD OPPORTUNITIES SERIES
CLASS B, C, D AND E SHARES

SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus.

HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION

  You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

    You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act file no. 811-04087

Prospectus
   May 1, 2000


EXETER FUND, INC.

INTERNATIONAL SERIES

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO]

[This page intentionally blank]

Exeter Asset Management is a division of  Manning & Napier Advisors, Inc., which
was founded in 1970 and manages    approximately     $7 billion for individual
and institutional investors.

Contents                                     Page

       Goal, Strategies, and Risks              4

       More About the Series' Investments       6

       Management                               7

       How to Buy, Exchange, and Redeem Shares  8

       Investment and Account Information      10

       Dividends, Distributions, and Taxes     11

       Financial Highlights                    13

GOAL, STRATEGIES, AND RISKS


INVESTMENT GOAL

Provide long-term growth by investing principally in the common stocks of companies located outside the United States.

INVESTMENT STRATEGIES

The Series invests primarily in common stocks of foreign companies.

The Advisor examines economic trends and industry-specific factors to identify investment opportunities, such as those being created by economic and political changes taking place around the world. This approach is often called a "top-down" strategy. The Series is different from many stock funds because the Advisor's primary focus is not on individual stock selection. Rather, the Advisor seeks to identify broad trends that cut across countries or issuers and then purchases stocks to capture those opportunities. For example, the Advisor sought to take advantage of the economic environment and the potential for corporate restructuring in Europe by investing in stocks from a number of European countries.

The Advisor buys one or more stocks representing a particular investment trend in an attempt to benefit from that trend. The Series may invest in stocks of companies both in developed countries and in emerging markets. It may invest in stocks of small, large, or mid-size companies.


PRINCIPAL RISKS OF INVESTING IN  THE SERIES

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

  Foreign and/or U.S. stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect.

In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:

  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series' investments are usually denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
  Investments in emerging market countries may be more volatile than investments in more developed markets.

Because the Series is "non-diversified", the performance of a particular investment or small group of investments may affect the Series more than if it were diversified.

SUMMARY OF PAST PERFORMANCE

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year since its inception. The total return table
shows how the average annual total returns for different        periods compare
to those of the Standard & Poor's 500 Index, an unmanaged index of common stocks, and the Morgan Stanley Capital International All Country World ex US Index, a market-capitalization-weighted measure of the total return of 1,951
companies listed on the stock exchanges of 47 countries    .


INTERNATIONAL SERIES
% TOTAL RETURN

[BAR CHART REFLECTING RESULTS AS FOLLOWS: 1993, 26.05%; 1994, -14.48%; 1995.
4.14%; 1996, 22.35%; 1997, 27.70%; 1998, 23.63%;    AND 1999, 27.44%.    ]

CALENDAR YEARS ENDED DECEMBER 31


AVG. ANNUAL
TOTAL RETURNS                                     SINCE INCEPTION
(FOR PERIODS ENDED 12/31/99)  1 YEAR    5 YEARS    ON 8/27/92
International Series . . . .  27.44%    20.70%    15.74%
S&P 500 Index. . . . . . . .  21.04%    28.52%    21.41%
MSCI All Country World
  ex US Index. . . . . . . .  31.80%    12.09%    12.93%

QUARTERLY RETURNS
Highest: . . . . . . . . . .  19.04% in 1st quarter 1998
Lowest:. . . . . . . . . . .  -16.96% in 3rd quarter 1998


PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.


WHO MAY WANT TO INVEST

The Series may be an appropriate investment if you are seeking a long-term investment and are willing to accept the risk of significant price volatility in exchange for the added diversification of foreign stocks.

FEES AND EXPENSES OF  THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.

INTERNATIONAL SERIES



SHAREHOLDER FEES (paid directly from your investment)   None1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of the Series)
Management fee . . . . . . . . . . . . . . . . . . . .  1.00%
Distribution and service (Rule 12b-1) fees . . . . . .  None
Other expenses . . . . . . . . . . . . . . . . . . . .  0.15%
TOTAL ANNUAL FUND OPERATING EXPENSES . . . . . . . . .  1.15%2

1 A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four exchanges in a twelve-month period without charge; subsequent exchanges are subject to a fee of $15.
2 Total annual fund operating expenses have been restated to reflect current expenses.


This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
    You invest $10,000 for the periods shown
    The Series' operating expenses remain the same
    Your investment has a 5% return each year
Although your actual costs may be higher or lower, under these assumptions your costs would be:




After     After     After      After
1 year   3 years   5 years   10 years
$117     $ 365     $ 633      $ 1,398

MORE ABOUT THE SERIES' INVESTMENTS


PRINCIPAL INVESTMENTS

     EQUITY SECURITIES The Series may invest in equity securities of U.S. and foreign companies. These securities will usually be exchange-traded and over-the-counter (OTC) common stocks, but may include preferred stocks, warrants, rights, convertible debt securities, and equity participations.

     FOREIGN SECURITIES The Series invests principally in the common stocks of foreign companies; however, the Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer.

     CURRENCY HEDGING In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Series may, but is not required to, use several kinds of derivative contracts. The Series primarily uses forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.

Defensive Investing
     The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions.
If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.


ADDITIONAL INVESTMENT RISKS

EMERGING MARKET RISK Emerging market countries are foreign countries that are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil.
In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries. These characteristics may result in greater price volatility for investments in emerging markets. This price volatility may be heightened by currency fluctuations relative to the U.S. dollar.

     RISKS RELATED TO CURRENCY HEDGING The value of the Series' portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

THE SERIES' INVESTMENT GOAL

     THE SERIES' INVESTMENT GOAL (described above under "Goal, Strategies, and Risks") is a fundamental policy and may not be changed without obtaining the approval of the Series' shareholders. The Series might not succeed in achieving its goal.

MANAGEMENT


THE ADVISOR
     The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning &
Napier Advisors, Inc. was founded in 1970, and it manages    approximately
$7 billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

     A team made up of investment professionals and analysts makes all of the Series' investment decisions.


THE DISTRIBUTOR
     The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares of the Series are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors.

     Shares of the International Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.


MANAGEMENT FEES

     In return for the services it provides to the Series, the Advisor receives
   an annual     management fee, which is computed daily and payable monthly at an annual rate of 1.00% of the Series' average daily net assets.

     Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

     The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.


DISCRETIONARY ACCOUNT MANAGEMENT
     Shares of the Series are also offered to the Advisor's clients and those of its affiliates who have authorized investment in the Series as part of the discretionary account management services of the Advisor or its affiliates. Shares may also be used in connection with a discretionary account management service provided by the Advisor that uses shares of the Series as the principal underlying investment.

HOW TO BUY, EXCHANGE, AND REDEEM SHARES

DISCRETIONARY CLIENTS

For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

HOW TO BUY SHARES

The minimum initial investment in the Series is $2,000, and the minimum for each additional investment is $100. The minimum investment requirements are lower for participants in the Automatic Investment Plan, which is described below. These investment minimums may be waived at the Advisor's discretion.

All orders to purchase shares received in good order by the distributor, transfer agent or other agent before the
close of trading on the New York Stock Exchange (NYSE),    generally 4:00 p.m.
New York time    , will be executed at that day's share price.  Orders received in good order after that day's close will be executed at the next business day's price. All orders must include the required documentation and be accompanied by proper payment. The Series reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

BY MAIL

OPENING AN ACCOUNT
  Send a check payable to Exeter Fund, Inc. with the completed original account application.

                                   The address is:
                                  EXETER FUND, INC.
                                   P.O. BOX 41118
                                 ROCHESTER, NY  14604

  To request an account application, call the Fund at 1-800-466-3863.

ADDING TO AN ACCOUNT
  Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number.

BY WIRE

OPENING OR ADDING TO AN ACCOUNT
  After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

AUTOMATIC INVESTMENT PLAN

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

HOW TO EXCHANGE SHARES

You may exchange shares of    the Series for Class A shares of any other
Series of the Exeter Fund currently available for direct investment if the registration of both accounts is identical. If received with proper documentation before the close of trading on the NYSE, generally 4:00 p.m.
New York time    , exchange requests will be executed at that day's share
prices. Otherwise, they will be executed at the prices determined on the next business day after receipt with proper documentation.

The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. A Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.


BY MAIL
  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page, signed by each registered account owner, exactly as your names appear on the account registration.
  Provide the name of the current Series, the Series to exchange into and dollar amount to be exchanged.
  Provide both account numbers.

BY TELEPHONE
  Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
  Provide the name of the current Series, the Series to exchange into and dollar amount to be exchanged.
  Provide both account numbers.
  The Fund may ask for identification, and all telephone transactions are recorded.

HOW TO REDEEM SHARES

All orders to redeem shares received in good order by the distributor, transfer
agent or other agent before the close of trading on the NYSE,    generally 4:00
p.m. New York time    , will be executed at that day's share price.  Orders
received in good order after the close of trading will be executed at the next business day's price. All redemption orders must include the required documentation and signatures. The Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, your redemption proceeds will not be sent to you for 15 days.

BY MAIL
  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page signed by each registered account owner.
  State the name of the Series, the class and number of shares or dollar amount to be sold.
  Provide the account number.
  Signature guarantees may be required.
  Additional documentation may be required (call the Fund for details).

INVESTMENT AND ACCOUNT INFORMATION


ACCOUNTS WITH LOW BALANCES

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

IN-KIND PURCHASES AND REDEMPTIONS

Securities you own may be used to purchase shares of a Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Series may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

SIGNATURE GUARANTEES

A signature guarantee may be required for any written request to sell shares, or to change the account registration.

The transfer agent will accept signature guarantees from:

   A member of the STAMP program or the NYSE's Medallion Signature Program. A broker or securities dealer.
   A federal savings, cooperative or other type of bank.
   A savings and loan or other thrift institution.
   A credit union.
   A securities exchange or clearing agency.

        A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



VALUATION OF SHARES

The Series offers its shares at the net asset value (NAV) per share of the
Series.   NAV is calculated separately for each class of shares.   The Series
calculates its NAV once daily as of the close of regular trading on the NYSE
(generally        4:00 p.m., New York time) on each day the exchange is open.
If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, the Series values its assets by a method that the directors believe accurately reflects fair value. If the Series uses fair value to price securities, it may value those securities higher or lower than another Series that uses market quotations to price the same securities.

The foreign securities held by the Series may be listed on foreign exchanges that trade on days when the NYSE is not open and the portfolios do not price their shares. As a result, the net asset value of a portfolio may change at a time when shareholders are not able to purchase or redeem shares.

DIVIDENDS AND DISTRIBUTIONS

THE SERIES GENERALLY:
  Pays dividends once a year, in December.
  Makes capital gains distributions, if any, once a year, typically in December.

The Series also may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of
the Series.  Alternatively, you can instruct the    Fund     in writing or by
telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made.
No interest will accrue on amounts represented by uncashed distribution or redemption checks.


TAXES


TRANSACTION                            FEDERAL TAX STATUS
Redemption or exchange of shares. . .  Usually taxable as capital gain or loss; long-term only if shares
                                       owned more than one year
Long-term capital gain distributions.  Taxable as long-term capital gain
Short-term capital gain distributions  Taxable as ordinary income
Dividends . . . . . . . . . . . . . .  Taxable as ordinary income


If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Series to foreign countries. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

[This page intentionally blank]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Series' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.

INTERNATIONAL SERIES



                                                    FOR THE YEARS ENDED
PER SHARE DATA                              12/31/99    12/31/98    12/31/97
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING  OF  YEAR. . .  $ 15.57     $13.08     $11.54
Income from investment operations:
  Net investment income. . . . . . . . . .     0.11       0.10       0.15
  Net realized and unrealized gain
  (loss) on investments. . . . . . . . . .     4.03       2.95       2.99
Total from investment operations . . . . .     4.14       3.05       3.14
Less distributions to shareholders:
  From net investment income . . . . . . .    (0.12)     (0.11)     (0.15)
  From paid-in-capital . . . . . . . . . .      -          -          -
  From net realized gain on investments. .    (2.16)     (0.45)     (1.45)
Total distributions to shareholders. . . .    (2.28)     (0.56)     (1.60)
NET ASSET VALUE - END OF YEAR. . . . . . .  $ 17.43     $ 15.57    $ 13.08
Total return 1 . . . . . . . . . . . . . .    27.44%      23.63%     27.70%
Ratios to average net assets
  Supplemental Data:
    Expenses . . . . . . . . . . . . . . .    1.12%       1.12%      1.08%
    Net investment income. . . . . . . . .    0.52%       0.59%      1.18%
Portfolio turnover . . . . . . . . . . . .       4%          0%        10%
NET ASSETS - END OF YEAR (000'S OMITTED) .  $160,670    $199,259   $199,256

1 Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.



                                                FOR THE YEARS ENDED
PER SHARE DATA                                12/31/96    12/31/95
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING  OF  YEAR. . . .  $ 9.57      $ 9.54
Income from investment operations:
  Net investment income. . . . . . . . . . .    0.15        0.13
  Net realized and unrealized gain
  (loss) on investments. . . . . . . . . . .    1.98        0.26
Total from investment operations . . . . . .    2.13        0.39
Less distributions to shareholders:
  From net investment income . . . . . . . .   (0.14)      (0.12)
  From paid-in-capital . . . . . . . . . . .      -        (0.16)
  From net realized gain on investments. . .   (0.02)      (0.08)
Total distributions to shareholders. . . . .   (0.16)      (0.36)
NET ASSET VALUE - END OF YEAR. . . . . . . .  $ 11.54     $ 9.57
Total return 1 . . . . . . . . . . . . . . .    22.35%       4.14%
Ratios to average net assets
  Supplemental Data:
    Expenses . . . . . . . . . . . . . . . .     1.12%       1.20%
    Net investment income. . . . . . . . . .     1.46%       1.42%
Portfolio turnover . . . . . . . . . . . . .        2%         14%
NET ASSETS - END OF YEAR (000'S OMITTED) . .   $149,331    $128,294

1 Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.

[This page intentionally blank]

[LOGO]

SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

EXETER FUND, INC.

INTERNATIONAL SERIES

Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus.



HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION

 You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

   You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).




If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act file no. 811-04087

Prospectus
   May 1, 2000

EXETER FUND, INC.

OHIO TAX EXEMPT SERIES

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO]

[This page intentionally blank]

Exeter Asset Management is a division of  Manning & Napier Advisors, Inc., which
was founded in 1970 and manages    approximately     $7 billion for individual
and institutional investors.

CONTENTS                                       PAGE

         Goals, Strategies, and Risks             4

         More About the Series' Investments       6

         Management                               7

         How to Buy, Exchange, and Redeem Shares  8

         Investment and Account Information      10

         Dividends, Distributions, and Taxes     11

         Financial Highlights                    13

GOALS, STRATEGIES, AND RISKS


INVESTMENT GOAL

Provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.

INVESTMENT STRATEGIES

The Series invests primarily in municipal bonds and other securities with income that is exempt from federal income tax and Ohio personal income tax. The main issuers of these securities are state and local agencies in Ohio. In selecting investments for the Series, the Advisor attempts to balance the Series' goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current
income;    however, the     Advisor will only purchase investment grade
securities and will maintain other selection criteria in an attempt to avoid permanent capital loss.

MATURITY

The Series is not subject to any maturity restrictions but will vary its maturity depending on the Advisor's outlook for interest rates.

CREDIT QUALITY

The Series' investments will be limited to investment grade securities.

BOND SELECTION PROCESS

The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:
  The interest rate sensitivity of each security.
  The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.

PRINCIPAL RISKS OF INVESTING IN THE SERIES

As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

  Interest rates go up, which will make bond prices go down and reduce the value of the Series' portfolio. The risk will be higher when the Series is invested in longer-term bonds than when it is invested in bonds with shorter maturities, because longer-term bonds are generally more sensitive to interest rate changes. Changes in the value of portfolio securities will not affect interest income derived from those securities, but will affect the value of the Series' portfolio.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.

  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a particular security or sector prove to be incorrect.

In addition to the general risks of bond funds, this Series has the following special risks:
  Concentration in Ohio tax exempt securities may lead to more volatility than if the Series invested in securities from a number of different states.
  The Series is sensitive to political, economic, or demographic developments within the state, public authorities, or political subdivisions.

  The Series is subject to the risk that its market segment (Ohio tax exempt securities) may underperform other fixed income market segments or the fixed income markets as a whole.

SUMMARY OF PAST PERFORMANCE

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compared to those of the Merrill Lynch Intermediate Municipal Index. The Merrill Lynch Intermediate Municipal Index is a market value weighted
measure of approximately    110     municipal bonds issued across the United
States.  The index is comprised of investment grade securities.

OHIO TAX EXEMPT SERIES
% TOTAL RETURN

[BAR CHART REFLECTING RESULTS AS FOLLOWS: 1995, 17.14%; 1996, 3.16%; 1997,
7.91%; 1998, 5.35%;    AND 1999, -5.07%    .]

CALENDAR YEARS ENDED DECEMBER 31






AVG. ANNUAL                                          SINCE
TOTAL RETURNS                                       INCEPTION
(FOR PERIODS ENDED 12/31/99)  1 YEAR     5 YEARS   ON 2/14/94
Ohio Tax Exempt Series . . .  -5.07%     5.45%     3.48%
Merrill Lynch Intermed.
  Municipal Index. . . . . .  -0.01%     6.30%     4.81%

QUARTERLY RETURNS
Highest: . . . . . . . . . .  7.36% in 1st quarter 1995
Lowest:. . . . . . . . . . .  -2.50% in 2nd quarter of 1999



PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.


WHO MAY WANT TO INVEST

The Series may be an appropriate investment if you:
  pay Ohio personal income tax
  are in a high federal and state income tax bracket are seeking a regular stream of income

FEES AND EXPENSES OF THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.


OHIO TAX EXEMPT SERIES



SHAREHOLDER FEES (paid directly from your investment)     NONE 1
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM ASSETS OF THE SERIES)2
Management fee . . . . . . . . . . . . . . . . . . . . .  0.50%
Distribution and service (Rule 12b-1) fees . . . . . . .  None
Other expenses . . . . . . . . . . . . . . . . . . . . .  0.79%
Total annual Fund operating expenses . . . . . . . . . .  1.29% 2
Less fee waivers and expense reimbursements. . . . . . .  (0.44)% 3
Net Expenses . . . . . . . . . . . . . . . . . . . . . .  0.85%

1 A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four (4) exchanges in a twelve (12) month period without charge. Subsequent exchanges are subject to a fee of $15.
2 Total annual fund operating expenses have been restated to reflect current expenses.
3 The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 0.85% of the Series' average daily net assets. This contractual waiver will remain in effect until at least April 30, 2001 and may be extended.



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
  You invest $10,000 for the periods shown
  The Fund's operating expenses remain the same
  Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After     After     After      After
1 year   3 years   5 years   10 years
$87*      $366*     $665*     $1,518*



*Based on Total Annual Fund Operating Expenses after fee waivers and operating expenses for year 1 only.

MORE ABOUT THE SERIES' INVESTMENTS

PRINCIPAL INVESTMENTS

  TAX EXEMPT SECURITIES The Series may invest in fixed income securities of any maturity or duration. These securities may be issued by the State of Ohio and its political subdivisions, agencies and instrumentalities or by other governmental entities. These issuers may also be located in the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Series has a fundamental investment policy of investing at least 80% of its net assets in Ohio tax exempt securities, except when investing for defensive purposes during times of adverse market conditions.

  TAXABLE INVESTMENTS The Series may also invest in taxable obligations or hold its assets in money market instruments or cash. These investments could lead the Series to make a taxable distribution to shareholders. Taxable investments in which the Series may invest could include obligations of the U.S. government, its agencies or instrumentalities; obligations issued by governmental issuers in other states, the interest on which would be exempt from federal income tax; or other fixed-income securities the Advisor considers appropriate.

  ADDITIONAL INFORMATION REGARDING CONCENTRATION IN OHIO TAX EXEMPT SECURITIES This Series will be particularly sensitive to economic and political developments in the State of Ohio. Constitutional or statutory requirements may limit the state's power to raise revenues or increase taxes and to meet its obligations. In addition, changes to Ohio laws or regulations may impair the ability of issuers of municipal securities to repay principal or to pay interest. The amount of information about the condition of an issuer of Ohio tax exempt securities may not be as extensive as information regarding a corporate issuer whose securities are publicly traded.

ADDITIONAL INVESTMENT RISKS
  LOWER-RATED INVESTMENT GRADE SECURITIES The Series limits its investments to investment grade securities. Securities with the lowest ratings within the investment grade category carry more risk than those with the highest ratings. When the Series invests in Ohio tax exempt securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor's ability than would be the case if the Series were to invest in higher-rated securities. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

DEFENSIVE INVESTING
  The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goals.

THE SERIES' INVESTMENT GOAL

  The Series' investment goal (described above under "Goal, Strategies, and Risks") is a fundamental policy and may not be changed without obtaining the approval of the Series' shareholders. The Series might not succeed in achieving its goal.

MANAGEMENT

THE ADVISOR

The Series' Advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier
Advisors, Inc. was founded in 1970, and it manages    approximately     $7
billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts makes all of the Series' investment decisions.

THE DISTRIBUTOR

The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors. Shares of the Ohio Tax Exempt Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

MANAGEMENT FEES

In return for the services it provides to the Series, the Advisor receives
   an annual     management fee, which is computed daily and payable monthly at an annual rate of 0.50% of the Series' average daily net assets.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.

DISCRETIONARY ACCOUNT MANAGEMENT

Shares of the Series are also offered to the Advisor's clients and those of its affiliates who have authorized investment in the Series as part of the discretionary account management services of the Advisor or its affiliates. Shares may also be used in connection with a discretionary account management service provided by the Advisor that uses shares of the Series as the principal underlying investment.

HOW TO BUY, EXCHANGE, AND REDEEM SHARES

DISCRETIONARY CLIENTS

For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

HOW TO BUY SHARES

The minimum initial investment in the Series is $2,000, and the minimum for each additional investment is $100. The minimum investment requirements are lower for participants in the Automatic Investment Plan, which is described below. These investment minimums may be waived at the Advisor's discretion.

All orders to purchase shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock
Exchange (NYSE),    generally 4:00 p.m. New York time    , will be executed at
that day's share price. Orders received in good order after that day's close will be executed at the next business day's price. All orders must include the required documentation and be accompanied by proper payment. The Series reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

BY MAIL

OPENING AN ACCOUNT
  Send a check payable to Exeter Fund, Inc. with the completed original account application.

                                  The address is:
                                 EXETER FUND, INC.
                                  P.O. BOX 41118
                                ROCHESTER, NY  14604

  To request an account application, call the Fund at 1-800-466-3863.

ADDING TO AN ACCOUNT
  Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number.

BY WIRE

OPENING OR ADDING TO AN ACCOUNT
  After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

AUTOMATIC INVESTMENT PLAN

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

HOW TO EXCHANGE SHARES

You may exchange shares of a Series for    Class A shares of any other Series
of the Exeter Fund currently available for direct investment     if the
registration of both accounts is identical.  If received with proper
documentation before the close of trading on the NYSE,    generally 4:00 p.m.
New York time    , exchange requests will be executed at that day's share
prices. Otherwise, they will be executed at the prices determined on the next business day after receipt with proper documentation.

The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. A Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.

BY MAIL
  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page, signed by each registered account owner, exactly as your names appear on the account registration.
  Provide the name of the current Series, Series to exchange into and dollar amount to be exchanged.
  Provide both account numbers.

BY TELEPHONE

  Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
  Provide the name of the current Series, Series to exchange into and dollar amount to be exchanged.
  Provide both account numbers.
  The Fund may ask for identification, and all telephone transactions are recorded.

HOW TO REDEEM SHARES

All orders to redeem shares received in good order by the distributor, transfer
agent or other agent before the close of trading on the NYSE,    generally
4:00 p.m. New York time    , will be executed at that day's share price.
Orders received in good order after the close of trading will be executed at the next business day's price. All redemption orders must include the required documentation and signatures. The Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, your redemption proceeds will not be sent to you for 15 days.

BY MAIL

  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page signed by each registered account owner.
  State the name of the Series, the class and number of shares or dollar amount to be sold.
  Provide the account number.
  Signature guarantees may be required.
  Additional documentation may be required (call the Fund for details).

INVESTMENT AND ACCOUNT INFORMATION

ACCOUNTS WITH LOW BALANCES

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

IN-KIND PURCHASES AND REDEMPTIONS

Securities you own may be used to purchase shares of a Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Series may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

SIGNATURE GUARANTEES

A signature guarantee may be required for any written request to sell shares, or to change the account registration.

The transfer agent will accept signature guarantees from:
  A member of the STAMP program or the NYSE's Medallion Signature Program. A broker or securities dealer.
  A federal savings, cooperative or other type of bank.
  A savings and loan or other thrift institution.
  A credit union.
  A securities exchange or clearing agency.

         A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

VALUATION OF SHARES

The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, the Series values its assets by a method that the directors believe accurately reflects fair value. A Series that uses fair value to price securities may value those securities higher or lower than
another    mutual fund     that uses market quotations to price the same
securities.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Series generally:
  Pays dividends four times a year, in March, June, September, and December. Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of
the Series.  Alternatively, you can instruct the    Fund     in writing or by
telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made.
No interest will accrue on amounts represented by uncashed distribution or redemption checks.


TAXES

TRANSACTION                            FEDERAL TAX STATUS
Redemption or exchange of shares. . .  Usually taxable as capital gain or loss;
                                       long-term only if shares owned more than
                                       one year
Long-term capital gain distributions.  Taxable as long-term capital gain
Short-term capital gain distributions  Taxable as ordinary income
Dividends . . . . . . . . . . . . . .  Taxable as ordinary income
Tax Exempt Income . . . . . . . . . .  Free of federal income tax




The Series intends to pay exempt-interest dividends quarterly. These dividends are exempt from regular federal income tax, but they may have other tax consequences, including alternative minimum tax. Under Ohio law, dividends that are derived from interest payments on Ohio obligations and are exempt from gross income for federal income tax are also exempt from Ohio State income tax, Ohio school district income taxes, and Ohio municipal income taxes for individuals who reside in Ohio.

Distributions of capital gains are exempt from Ohio State income tax, Ohio school district income taxes, and Ohio municipal income taxes, and the net income base of the Ohio corporation franchise tax to the extent that they are due to profit made on the sale, exchange, or other disposition by the Series of Ohio State securities.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

[This page intentionally blank]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Series' financial performance for the period since its inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.

OHIO TAX EXEMPT SERIES





Per share data (for a share outstanding         For the Years Ended
throughout each period):                   12/31/99   12/31/98    12/31/97
NET ASSET VALUE - BEGINNING  OF YEAR . . . $ 10.66    $ 10.53     $ 10.18
Income from investment operations:
  Net investment income* . . . . . . . . .    0.49       0.43        0.45
  Net realized and unrealized gain (loss)
  on investments . . . . . . . . . . . . .   (1.02)      0.13        0.34
Total from investment operations . . . . .   (0.53)      0.56        0.79
Less distributions to shareholders:
  From net investment income . . . . . . . . (0.49)     (0.43)      (0.44)
  From net realized gain on investments. . . (0.08)        -          -
Total distributions to shareholders. . . . . (0.57)     (0.43)      (0.44)
NET ASSET VALUE - END OF YEAR. . . . . . .  $ 9.56     $ 10.66     $ 10.53
Total return1. . . . . . . . . . . . . . .   (5.07)%      5.35%       7.92%
Ratios of expenses (to average net assets)/Supplemental Data:
  Expenses*. . . . . . . . . . . . . . . . .  0.83%       0.79%       0.79%
  Net investment income* . . . . . . . . . .  4.39%       4.10%       4.37%
Portfolio turnover . . . . . . . . . . . . .     4%          5%         12%
NET ASSETS - END OF YEAR (000'S OMITTED) . .$7,359     $12,569     $ 9,306

*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, the net investment income per share and the ratios would have been as follows:
Net investment income                           N/A       N/A          N/A
Ratios (to average net assets):
  Expenses                                      N/A       N/A          N/A
  Net investment income                         N/A       N/A          N/A

1 Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.





Per share data (for a share outstanding                For the Years Ended
throughout each period):                            12/31/96     12/31/95
NET ASSET VALUE - BEGINNING  OF YEAR . . . . . . .  $ 10.31      $ 9.18
Income from investment operations:
  Net investment income* . . . . . . . . . . . . . .   0.44        0.42
  Net realized and unrealized gain (loss)
  on investments . . . . . . . . . . . . . . . . . .  (0.13)       1.14
Total from investment operations . . . . . . . . . .   0.31        1.56
Less distributions to shareholders:
  From net investment income . . . . . . . . . . . .  (0.44)      (0.43)
  From net realized gain on investments. . . . . . .  (0.00)          -
Total distributions to shareholders. . . . . . . . .  (0.44)      (0.43)
NET ASSET VALUE - END OF YEAR. . . . . . . . . . . . $ 10.18     $ 10.31
Total return1. . . . . . . . . . . . . . . . . . . .   3.16%      17.14%
Ratios of expenses (to average net assets)/Supplemental Data:
  Expenses*. . . . . . . . . . . . . . . . . . . . .   0.85%       0.85%
  Net investment income* . . . . . . . . . . . . . .   4.40%       4.50%
Portfolio turnover . . . . . . . . . . . . . . . . .      2%          1%
NET ASSETS - END OF YEAR (000'S OMITTED) . . . . . . $ 7,698     $ 6,144

*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Fund's expenses. If these expenses had been incurred by the Fund, the net investment income per share and the ratios would have been as follows:
Net investment income                                  $0.44       $0.41
Ratios (to average net assets):
  Expenses                                              0.87%       0.94%
  Net investment income                                 4.38%       4.41%

1 Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.

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                                     PAGE 13

[LOGO]

EXETER FUND, INC.

OHIO TAX EXEMPT SERIES



SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus.

HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION

  You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

   You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).




If someone makes a statement that is not in this prospectus about the Series, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act file no. 811-04087

Prospectus
   May 1, 2000

EXETER FUND, INC.

NEW YORK TAX EXEMPT SERIES



The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO]

[This page intentionally blank]

Exeter Asset Management is a division of  Manning & Napier Advisors, Inc., which
was founded in 1970 and manages    approximately     $7 billion for individual
and institutional investors.

Contents                                             Page

          Goals, Strategies, and Risks                  4

          More About the Series' Investments            6

          Management                                    7

          How to Buy, Exchange, and Redeem Shares       8

          Investment and Account Information           10

          Dividends, Distributions, and Taxes          11

          Financial Highlights                         13

GOAL, STRATEGIES, AND RISKS

INVESTMENT GOAL

Provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

INVESTMENT STRATEGIES

The Series invests primarily in municipal bonds and other securities with income
that is exempt from federal income tax and New York    State     personal
income tax. The main issuers of these securities are state and local agencies in New York. In selecting investments for the Series, the Advisor attempts to balance the Series' goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides
the opportunity to earn current income;    however    , the Advisor will only
purchase investment grade securities and will maintain other selection criteria in an attempt to avoid permanent capital loss.

MATURITY

The Series is not subject to any maturity restrictions but will vary its maturity depending on the Advisor's outlook for interest rates.

CREDIT QUALITY

The Series' investments will be limited to investment grade securities.

BOND SELECTION PROCESS

The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:
  The interest rate sensitivity of each security.
  The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.

PRINCIPAL RISKS OF INVESTING IN  THE SERIES

As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Interest rates go up, which will make bond prices go down and reduce the value of the Series' portfolio. The risk will be higher when the Series is invested in longer-term bonds than when it is invested in bonds with shorter maturities, because longer-term bonds are generally more sensitive to interest rate changes.
  Changes in the value of portfolio securities will not affect interest income derived from those securities, but will affect the value of the Series' portfolio.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.
  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a particular security or sector prove to be incorrect.

In addition to the general risks of bond funds, this Series has the following special risks:

  Concentration in New York tax exempt securities may lead to more volatility than if the Series invested in securities from a number of different states. The Series is sensitive to political, economic, or demographic developments within the state, public authorities, or political subdivisions, particularly the New York City area.
  The Series is subject to the risk that its market segment (New York tax exempt securities) may underperform other fixed income market segments or the fixed income markets as a whole.
  Both New York State and New York City have experienced financial and budgetary difficulties in the past. Future financial and budgetary problems could adversely affect all issuers of New York tax exempt securities.

SUMMARY OF PAST PERFORMANCE

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compared to those of the Merrill Lynch Intermediate Municipal Index. The Merrill Lynch Intermediate Municipal Index is a market value weighted
measure of approximately    110     municipal bonds issued across the United
States.  The index is comprised of investment grade securities.


NEW YORK TAX EXEMPT SERIES
% TOTAL RETURN

[BAR CHART REFLECTING RESULTS AS FOLLOWS: 1995, 16.78%; 1996, 3.32%; 1997,
8.33%; 1998, 5.53%;    AND 1999, -3.92.    ]

CALENDAR YEARS ENDED DECEMBER 31




AVG. ANNUAL                                         SINCE
TOTAL RETURNS                                      INCEPTION
(FOR PERIODS ENDED 12/31/99)  1 YEAR     5 YEARS   1/17/94
New York Tax Exempt Series .  -3.92%     5.79%     3.60%
Merrill Lynch Intermed.
  Municipal Index. . . . . .  -0.01%     6.30%     4.76%

QUARTERLY RETURNS
Highest: . . . . . . . . . .  6.69% in 1st quarter 1995
Lowest:. . . . . . . . . . .  -2.34% in 2nd quarter 1999




PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.


WHO MAY WANT TO INVEST

The Series may be an appropriate investment if you:
  pay New York personal income tax
  are in a high income tax bracket
  are seeking a regular stream of income


FEES AND EXPENSES OF  THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.

NEW YORK TAX EXEMPT SERIES



SHAREHOLDER FEES (paid directly from your investment)   None 1

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of the Series)
  Management fee . . . . . . . . . . . . . . . . . . .  0.50%
  Distribution and service (Rule 12b-1) fees . . . . .  None
  Other expenses . . . . . . . . . . . . . . . . . . .  0.19%
TOTAL ANNUAL FUND OPERATING EXPENSES . . . . . . . . .  0.69%2

1 A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four exchanges in a twelve-month period without charge; subsequent exchanges are subject to a fee of $15.
2 Total annual fund operating expenses have been restated to reflect current expenses.



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:
    You invest $10,000 for the periods shown
    The Series' operating expenses remain the same
    Your investment has a 5% return each year
Although your actual costs may be higher or lower, under these assumptions your costs would be:



After     After     After      After
1 year   3 years   5 years   10 years
$70       $221      $384      $859

MORE ABOUT THE SERIES' INVESTMENTS

PRINCIPAL INVESTMENTS

  TAX EXEMPT SECURITIES The Series may invest in fixed income securities of any maturity or duration. These securities may be issued by the State of New York and its political subdivisions, agencies and instrumentalities or by other governmental entities. These issuers may also be located in the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Series has a fundamental investment policy of investing at least 80% of its net assets in New York tax exempt securities, except when investing for defensive purposes during times of adverse market conditions.

  TAXABLE INVESTMENTS The Series may also invest in taxable obligations or hold its assets in money market instruments or cash. These investments could lead the Series to make a taxable distribution to shareholders. Taxable investments in which the Series may invest could include obligations of the U.S. government, its agencies or instrumentalities; obligations issued by governmental issuers in other states, the interest on which would be exempt from federal income tax; or other fixed-income securities the Advisor considers appropriate.

 ADDITIONAL INFORMATION REGARDING CONCENTRATION IN NEW YORK TAX EXEMPT SECURITIES This Series will be particularly sensitive to economic and political developments in the State of New York. Constitutional or statutory requirements may limit the state's power to raise revenues or increase taxes and to meet its obligations. In addition, changes to New York laws or regulations may impair the ability of issuers of municipal securities to repay principal or to pay interest. The amount of information about the condition of an issuer of New York tax exempt securities may not be as extensive as information regarding a corporate issuer whose securities are publicly traded.

ADDITIONAL INVESTMENT RISKS
  Lower-rated    investment grade     securities
  The Series limits its investments to investment grade securities. Securities with the lowest ratings within the investment grade category carry more risk than those with the highest ratings. When the Series invests in New York tax exempt securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor's ability than would be the case if the Series were to invest in higher-rated securities. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.



DEFENSIVE INVESTING

  The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goals.

THE SERIES' INVESTMENT GOAL

  The Series' investment goal (described above under "Goal, Strategies, and Risks") is a fundamental policy and may not be changed without obtaining the approval of the Series' shareholders. The Series might not succeed in achieving its goal.

MANAGEMENT

THE ADVISOR

  The Series' Advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier
Advisors, Inc. was founded in 1970, and it manages    approximately     $7
billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

  A team made up of investment professionals and analysts makes all of the Series' investment decisions.

THE DISTRIBUTOR

  The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors. Shares of the New York Tax Exempt Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

MANAGEMENT FEES

  In return for the services it provides to the Series, the Advisor receives
   an annual     management fee, which is computed daily and payable monthly at an annual rate of 0.50% of the Series' average daily net assets.

  Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

  The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.

DISCRETIONARY ACCOUNT MANAGEMENT

  Shares of the Series are also offered to the Advisor's clients and those of its affiliates who have authorized investment in the Series as part of the discretionary account management services of the Advisor or its affiliates. Shares may also be used in connection with a discretionary account management service provided by the Advisor that uses shares of the Series as the principal underlying investment.

HOW TO BUY, EXCHANGE, AND REDEEM SHARES

DISCRETIONARY CLIENTS

For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

HOW TO BUY SHARES

The minimum initial investment in the Series is $2,000, and the minimum for each additional investment is $100. The minimum investment requirements are lower for participants in the Automatic Investment Plan, which is described below. These investment minimums may be waived at the Advisor's discretion.

All orders to purchase shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock
Exchange (NYSE),    generally 4:00 p.m. New York time    , will be executed
at that day's share price. Orders received in good order after that day's close will be executed at the next business day's price. All orders must include the required documentation and be accompanied by proper payment. The Series reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

BY MAIL

OPENING AN ACCOUNT
  Send a check payable to Exeter Fund, Inc. with the completed original account application.

                               The address is:
                              EXETER FUND, INC.
                               P.O. BOX 41118
                             ROCHESTER, NY  14604

  To request an account application, call the Fund at 1-800-466-3863.

ADDING TO AN ACCOUNT
  Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number.

BY WIRE

OPENING OR ADDING TO AN ACCOUNT

 After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

AUTOMATIC INVESTMENT PLAN

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.

HOW TO EXCHANGE SHARES

You may exchange shares of    the Series for Class A shares of any other
Series of the Exeter Fund currently available for direct investment     if
the registration of both accounts is identical. If received with proper documentation before the close of trading on the NYSE, generally 4:00 p.m.
New York time, exchange requests will be executed at that day's share prices. Otherwise, they will be executed at the prices determined on the next business day after receipt with proper documentation.

The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. A Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.

BY MAIL

  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page, signed by each registered account owner, exactly as your names appear on the account registration.
  Provide the name of the current Series, Series to exchange into and dollar amount to be exchanged.
  Provide both account numbers.

BY TELEPHONE

  Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
  Provide the name of the current Series, Series to exchange into and dollar amount to be exchanged.
  Provide both account numbers.
  The Fund may ask for identification, and all telephone transactions are recorded.

HOW TO REDEEM SHARES

All orders to redeem shares received in good order by the distributor, transfer
agent or other agent before the close of trading on the NYSE,    generally 4:00
p.m. New York time    , will be executed at that day's share price.  Orders
received in good order after the close of trading will be executed at the next business day's price. All redemption orders must include the required documentation and signatures. The Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, your redemption proceeds will not be sent to you for 15 days.

BY MAIL
  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page signed by each registered account owner.
  State the name of the Series and number of shares or dollar amount to be sold. Provide the account number.
  Signature guarantees may be required.
  Additional documentation may be required (call the Fund for details).

INVESTMENT AND ACCOUNT INFORMATION

ACCOUNTS WITH LOW BALANCES

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

IN-KIND PURCHASES AND REDEMPTIONS

Securities you own may be used to purchase shares of a Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies. If accepted, the securities will be valued the same way the Series values securities it already owns.

The Series may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

SIGNATURE GUARANTEES

A signature guarantee may be required for any written request to sell shares, or to change the account registration.

The transfer agent will accept signature guarantees from:
   A member of the STAMP program or the NYSE's Medallion Signature Program. A broker or securities dealer.
   A federal savings, cooperative or other type of bank.
   A savings and loan or other thrift institution.
   A credit union.
   A securities exchange or clearing agency.

              A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

VALUATION OF SHARES

The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally at 4:00 p.m., New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.
The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, the Series values its assets by a method that the directors believe accurately reflects fair value. A Series that uses fair value to price securities may value those securities higher or lower than
another    mutual fund     that uses market quotations to price the same
securities.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Series generally:
 Pays dividends four times a year, in March, June, September, and December. Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of
the Series.  Alternatively, you can instruct the    Fund     in writing or by
telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made.
No interest will accrue on amounts represented by uncashed distribution or Redemption checks.

TAXES


TRANSACTION                            FEDERAL TAX STATUS
Redemption or exchange of shares. . .  Usually taxable as capital gain or loss; long-term only if shares owned
                                       more than one year
Long-term capital gain distributions.  Taxable as long-term capital gain
Short-term capital gain distributions  Taxable as ordinary income
Dividends . . . . . . . . . . . . . .  Taxable as ordinary income
Tax Exempt Income . . . . . . . . . .  Free of federal income tax




The Series intends to pay exempt-interest dividends quarterly. These dividends are exempt from regular federal income tax, but they may have other tax consequences, including alternative minimum tax. Under New York law, dividends that are derived from interest payments on New York obligations and are exempt from gross income for federal income tax are also exempt from New York State and New York City income tax for individuals who reside in New York. Other distributions, including short-term and long-term capital gains distributions, are generally taxable.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends and redemption proceeds.

Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

[This page intentionally blank]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Series' financial performance for the period since its inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.

NEW YORK TAX EXEMPT SERIES



                                            For the Years Ended
Per share data (for a share outstanding    12/31/99   12/31/98   12/31/97
throughout each period):
NET ASSET VALUE - BEGINNING  OF YEAR . . . $10.51    $ 10.37     $ 9.98
Income from investment operations:
  Net investment income. . . . . . . . . .   0.46       0.43       0.43
  Net realized and unrealized gain (loss)
  on investments . . . . . . . . . . . . . (0.87)       0.14       0.39
Total from investment operations . . . . . (0.41)       0.57       0.82
Less distributions to shareholders:
  From net investment income . . . . . .   (0.47)      (0.43)     (0.43)
  From net realized gain on investments. . (0.01)        -          -
Total distributions to shareholders. . . . (0.48)      (0.43)     (0.43)
NET ASSET VALUE - END OF YEAR. . . . . . .$ 9.62      $ 10.51    $ 10.37
Total return1. . . . . . . . . . . . . . . (3.92)%       5.53%      8.33%
Ratios of expenses (to average net assets)/Supplemental Data:
  Expenses . . . . . . . . . . . . . . . .   0.60%       0.61%      0.61%
  Net investment income. . . . . .           4.45%       4.17%      4.36%
Portfolio turnover . . . . . . . .              0%          3%         2%
NET ASSETS - END OF YEAR (000's omitted) .$51,311     $60,772    $ 45,681

1 Represents aggregate total return for the period indicated and assumes reinvestment of distributions.


                                                     For the Years Ended
Per share data (for a share outstanding           12/31/96    12/31/95
throughout each period):
NET ASSET VALUE - BEGINNING  OF YEAR . . . . .   $ 10.07     $  8.98
Income from investment operations:
  Net investment income. . . . . . . . . . . .       0.42        0.40
  Net realized and unrealized gain (loss)
  on investments . . . . . . . . . . . . . . .      (0.10)       1.09
Total from investment operations . . . . . . .       0.32        1.49
Less distributions to shareholders:
  From net investment income . . . . . . . . . .    (0.41)      (0.40)
  From net realized gain on investments. . . . .      -           -
Total distributions to shareholders. . . . . . .    (0.41)      (0.40)
NET ASSET VALUE - END OF YEAR. . . . . . . . . .  $  9.98     $ 10.07
Total return1. . . . . . . . . . . . . . .           3.32%      16.78%
Ratios of expenses (to average net assets)/Supplemental Data:
  Expenses . . . . . . . . . . . . . . . . . . .     0.61%       0.65%
  Net investment income. . . . . . . . . . . . .     4.41%       4.36%
Portfolio turnover . . . . . . . . . . . . . . .        6%          0%
NET ASSETS - END OF YEAR (000's omitted) . . . .  $37,325     $ 28,817

1 Represents aggregate total return for the period indicated and assumes reinvestment of distributions.

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                                    PAGE 13

[LOGO]

EXETER FUND, INC.

NEW YORK TAX EXEMPT SERIES



SHAREHOLDER REPORTS AND THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus.

HOW TO OBTAIN THESE REPORTS AND ADDITIONAL INFORMATION

  You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

     You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).



If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act file no. 811-04087

Prospectus
   May 1, 2000

EXETER FUND, INC.

DIVERSIFIED TAX EXEMPT SERIES

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[LOGO]

[This page intentionally blank

Exeter Asset Management is a division of Manning & Napier Advisors, Inc., which was founded in 1970 and manages approximately $7 billion for individual and institutional investors.

Contents                                             Page

             Goals, Strategies, and Risks               4

             More About the Series' Investments         6

             Management                                 7

             How to Buy, Exchange, and Redeem Shares    8

             Investment and Account Information        10

             Dividends, Distributions, and Taxes       11

             Financial Highlights                      13

GOAL, STRATEGIES, AND RISKS

INVESTMENT GOAL

Provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

INVESTMENT STRATEGIES

The Series invests primarily in municipal bonds and other securities with income that is exempt from federal income tax. The main issuers of these securities are state and local agencies. In selecting investments for the Series, the Advisor attempts to balance the Series' goals of high income and capital preservation. With this approach, the Advisor attempts to build a portfolio that it believes provides the opportunity to earn current income;
   however    , the Advisor will only purchase investment grade securities and will maintain other selection criteria in an attempt to avoid permanent capital loss.

MATURITY

The Series is not subject to any maturity restrictions but will vary its maturity depending on the Advisor's outlook for interest rates.

CREDIT QUALITY

The Series' investments will be limited to investment grade securities.

BOND SELECTION PROCESS

The Advisor emphasizes those bond market sectors and selects for the Series those securities that it believes offer yields sufficient to compensate the investor for the risks specific to the security or sector. In analyzing the relative attractiveness of sectors and individual securities, the Advisor considers:

  The interest rate sensitivity of each security.

  The narrowing or widening of interest rate spreads between sectors, securities of different credit quality or securities of different maturities.

PRINCIPAL RISKS OF INVESTING IN  THE SERIES

As with most bond funds, the value of your investment will fluctuate with changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Interest rates go up, which will make bond prices go down and reduce the value of the Series' portfolio. The risk will be higher when the Series is invested in longer-term bonds than when it is invested in bonds with shorter maturities, because longer-term bonds are generally more sensitive to interest rate changes. Changes in the value of portfolio securities will not affect interest income derived from those securities, but will affect the value of the Series' portfolio.

  The issuer of a bond owned by the Series defaults on its obligation to pay principal or interest or has its credit rating downgraded.

  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a particular security or sector prove to be incorrect.

In addition to the general risks of bond funds, the Series is subject to the risk that its market segment (tax exempt securities) may underperform other fixed income market segments or the fixed income markets as a whole.

SUMMARY OF PAST PERFORMANCE

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Series for different periods compared to those of the Merrill Lynch Intermediate Municipal Index. The Merrill Lynch Intermediate Municipal Index is a market value weighted
measure of approximately    110     municipal bonds issued across the United
States.  The index is comprised of investment grade securities.

DIVERSIFIED TAX EXEMPT SERIES
% TOTAL RETURN

[BAR CHART REFLECTING THE RESULTS AS FOLLOWS: 1995, 16.29%; 1996, 3.33%; 1997,
7.92%; 1998, 5.50%;    AND 1999, -4.67%.    ]

CALENDAR YEARS ENDED DECEMBER 31



AVG. ANNUAL                                             SINCE
TOTAL RETURNS                                         INCEPTION
(FOR PERIODS ENDED 12/31/99)     1YEAR     5 YEARS     ON 2/14/94
Diversified Tax Exempt Series    -4.67%    5.45%      3.64%
Merrill Lynch Intermed.
  Municipal Index                -0.01%    6.30%      4.81%

QUARTERLY RETURNS
Highest:     6.48% in 1st quarter 1995
Lowest:     -2.48% in 2nd quarter 1999




PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE SERIES WILL PERFORM IN THE FUTURE.

WHO MAY WANT TO INVEST

This Series may be an appropriate investment if you:

  are in a high federal    income tax     bracket
  are seeking a regular stream of income


FEES AND EXPENSES OF  THE SERIES

This table describes the fees and expenses you may pay if you invest in shares of the Series.

DIVERSIFIED TAX EXEMPT SERIES



SHAREHOLDER FEES (paid directly from your investment)   None1
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets of the Series)
  Management fee . . . . . . . . . . . . . . . . . . .  0.50%
  Distribution and service (Rule 12b-1) fees . . . . .  None
  Other expenses . . . . . . . . . . . . . . . . . . .  0.32%
TOTAL ANNUAL FUND OPERATING EXPENSES . . . . . . . . .  0.82%2

1 A wire charge, currently $15, may be deducted from the amount of a wire redemption payment made at the request of a shareholder. A shareholder may effect up to four exchanges in a twelve-month period without charge; subsequent exchanges are subject to a fee of $15.
2 Total annual fund operating expenses have been restated to reflect current expenses.




This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.

THE EXAMPLE BELOW ASSUMES THAT:

    You invest $10,000 for the periods shown
    The Series' operating expenses remain the same
    Your investment has a 5% return each year

Although your actual costs may be higher or lower, under these assumptions your costs would be:



After     After     After      After
1 year   3 years   5 years   10 years
$84       $262      $455      $1,014

MORE ABOUT THE SERIES' INVESTMENTS

PRINCIPAL INVESTMENTS
  TAX EXEMPT SECURITIES
  The Series may invest in fixed income securities of any maturity or duration. These securities may be issued by a state and its political subdivisions, agencies and instrumentalities or by other governmental entities. These issuers may also be located in the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Series has a fundamental investment policy of investing at least 80% of its net assets in tax exempt securities, except when investing for defensive purposes during times of adverse market conditions.

  TAXABLE INVESTMENTS
The Series may also invest in taxable obligations or hold its assets in money market instruments or cash. These investments could lead the Series to make a taxable distribution to shareholders. Taxable investments in which the Series may invest could include obligations of the U.S. government, its agencies or instrumentalities or other fixed-income securities the Advisor considers appropriate.

DEFENSIVE INVESTING
  The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If the Series takes a temporary defensive position, it may be unable to achieve its investment goals.

ADDITIONAL INVESTMENT RISKS
  LOWER-RATED    INVESTMENT GRADE     SECURITIES
  The Series limits its investments to investment grade securities. Securities with the lowest ratings within the investment grade category carry more risk than those with the highest ratings. When the Series invests in tax exempt securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor's ability than would be the case if the Series were to invest in higher-rated securities. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.


THE SERIES' INVESTMENT GOAL
  The Series' investment goal (described above under "Goal, Strategies, and Risks") is a fundamental policy and may not be changed without obtaining the approval of the Series' shareholders. The Series might not succeed in achieving its goal.

MANAGEMENT

THE ADVISOR

The Series' Advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. Manning & Napier
Advisors, Inc. was founded in 1970, and it manages    approximately     $7
billion for individual and institutional investors. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts makes all of the Series' investment decisions.

THE DISTRIBUTOR

The distributor of the Series' shares is Manning & Napier Investor Services, Inc. Shares are offered to investors who purchase shares directly from the distributor or through certain registered investment advisors. Shares of the Diversified Tax Exempt Series are not subject to any distribution or shareholder servicing fees. The Advisor may, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution.

MANAGEMENT FEES

  In return for the services it provides to the Series, the Advisor receives
   an annual     management fee, which is computed daily and payable monthly at an annual rate of 0.50% of the Series' average daily net assets.

  Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

  The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance. Investors may be charged a fee if they effect transactions through a broker or agent.

DISCRETIONARY ACCOUNT MANAGEMENT

  Shares of the Series are also offered to the Advisor's clients and those of its affiliates who have authorized investment in the Series as part of the discretionary account management services of the Advisor or its affiliates. Shares may also be used in connection with a discretionary account management service provided by the Advisor that uses shares of the Series as the principal underlying investment.

HOW TO BUY, EXCHANGE, AND REDEEM SHARES

DISCRETIONARY CLIENTS

For discretionary account management clients of the Advisor or its affiliates, investment decisions pertaining to purchases and sales of fund shares are made at the Advisor's discretion pursuant to authorization received from clients. The instructions provided below apply to all other investors.

HOW TO BUY SHARES

The minimum initial investment in the Series is $2,000, and the minimum for each additional investment is $100. The minimum investment requirements are lower for participants in the Automatic Investment Plan, which is described below. These investment minimums may be waived at the Advisor's discretion.

All orders to purchase shares received in good order by the distributor, transfer agent or other agent before the close of trading on the New York Stock
Exchange (NYSE),    generally 4:00 p.m. New York time    , will be executed at
that day's share price. Orders received in good order after that day's close will be executed at the next business day's price. All orders must include the required documentation and be accompanied by proper payment. The Series reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

BY MAIL

OPENING AN ACCOUNT

  Send a check payable to Exeter Fund, Inc. with the completed original account application.

                                       The address is:
                                       Exeter Fund, Inc.
                                       P.O. Box 41118
                                    Rochester, NY  14604

  To request an account application, call the Fund at 1-800-466-3863.

ADDING TO AN ACCOUNT

  Send a check payable to Exeter Fund, Inc. and a letter of instruction with the name of the Series to be purchased and the account name and number.

BY WIRE

OPENING OR ADDING TO AN ACCOUNT
  After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

AUTOMATIC INVESTMENT PLAN

You may participate in the Automatic Investment Plan by completing the applicable section of the account application or contacting the Fund. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee.


HOW TO EXCHANGE SHARES

You may exchange shares of a Series for    Class A shares of any other Series
of the Exeter Fund currently available for direct investment     if the
registration of both accounts is identical.  If received with proper
documentation before the close of trading on the NYSE,    generally 4:00 p.m.
New York time    , exchange requests will be executed at that day's share
prices. Otherwise, they will be executed at the prices determined on the next business day after receipt with proper documentation.

The minimum exchange amount is $1,000 (or all the shares in your account, if less than $1,000). You may exchange up to 4 times during any 12-month period without paying a sales charge or any other fee. For any additional exchanges, you may be charged $15 per exchange. A Series may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. An exchange involves a taxable redemption of shares surrendered in the exchange.

BY MAIL

  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page, signed by each registered account owner, exactly as your names appear on the account registration.
  Provide the name of the current Series, Series to exchange into and dollar amount to be exchanged.
  Provide both account numbers.

BY TELEPHONE

  Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
  Provide the name of the current Series, Series to exchange into and dollar amount to be exchanged.
  Provide both account numbers.
  The Fund may ask for identification, and all telephone transactions are recorded.

HOW TO REDEEM SHARES

All orders to redeem shares received in good order by the distributor, transfer
agent or other agent before the close of trading on the NYSE,    generally 4:00
p.m. New York time    , will be executed at that day's share price.  Orders
received in good order after the close of trading will be executed at the next business day's price. All redemption orders must include the required documentation and signatures. The Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, your redemption proceeds will not be sent to you for 15 days.

BY MAIL
  Send a letter of instruction to Exeter Fund, Inc., at the address on the opposite page signed by each registered account owner.
  State the name of the Series and the number of shares or dollar amount to be sold.
  Provide the account number.
  Signature guarantees may be required.
  Additional documentation may be required (call the Fund for details).

INVESTMENT AND ACCOUNT INFORMATION

ACCOUNTS WITH LOW BALANCES

If your account falls below $1,000 due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the redemption proceeds.

IN-KIND PURCHASES AND REDEMPTIONS

Securities you own may be used to purchase shares of the Series. The Advisor will determine if acquiring the securities is consistent with the Series' goals and policies.
If accepted, the securities will be valued the same way the Series values securities it already owns.

The Series may make payment for shares in part by giving you portfolio securities.
As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

SIGNATURE GUARANTEES

A signature guarantee may be required for any written request to sell shares, or to change the account registration.

The transfer agent will accept signature guarantees from:

  A member of the STAMP program or the NYSE's Medallion Signature Program. A broker or securities dealer.
  A federal savings, cooperative or other type of bank.
  A savings and loan or other thrift institution.
  A credit union.
  A securities exchange or clearing agency.

           A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.


VALUATION OF SHARES

The Series offers its shares at the net asset value (NAV) per share of the Series. The Series calculates its NAV once daily as of the close of regular
trading on the NYSE (generally         4:00 p.m. New York time) on each day
the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, the Series values its assets by a method that the directors believe accurately reflects fair value. A Series that uses fair value to price securities may value those securities higher or lower than
another    mutual fund     that uses market quotations to price the same
securities.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Series generally:

  Pays dividends four times a year, in March, June, September, and December.

  Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends are reinvested in additional shares of
the Series.  Alternatively, you can instruct the    Fund     in writing or by
telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


TAXES

TRANSACTION                            FEDERAL TAX STATUS
Redemption or exchange of shares. . .  Usually taxable as capital gain or loss; long-term only if shares
                                       owned more than one year
Long-term capital gain distributions.  Taxable as long-term capital gain
Short-term capital gain distributions  Taxable as ordinary income
Dividends . . . . . . . . . . . . . .  Taxable as ordinary income
Tax Exempt Income . . . . . . . . . .  Free of federal income tax



The Series intends to pay exempt-interest dividends quarterly. These dividends are exempt from regular federal income tax, but they may have other tax consequences, including alternative minimum tax.

Depending upon the extent of the Series' activities in those states and localities in which its offices are maintained or in which its agents or independent contractors are located, the Series may be subject to the tax laws of such states or localities. While the Series expects to pay income that is exempt from federal income tax, this income may be subject to taxation under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such interest income, and each holder of shares of the Series is advised to consult his own tax advisor in that regard. The Series will report annually the percentage of interest income received during the preceding year on tax exempt obligations, and on a state-by-state basis, the source of that income.

After the end of each year, the Series will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in a Series. Dividends and distributions are taxable as described above whether received in cash or reinvested. If you do not provide the Series with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

[This page intentionally blank]

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Series' financial performance for the period since its inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Series' financial statements, is included in the annual report, which is available upon request.

DIVERSIFIED TAX EXEMPT SERIES



                                                        For the Years Ended
Per share data                                12/31/99    12/31/98    12/31/97
(for a share outstanding  throughout each period):
NET ASSET VALUE - BEGINNING  OF YEAR. . . . . $ 10.73    $ 10.59      $ 10.23
Income from investment operations:
  Net investment income . . . . . . . . . . .   0.48        0.44        0.44
  Net realized and unrealized gain (loss)
  on investments.  . . . . . . . . . . . . .   (0.97)       0.14        0.36
Total from investment operations. . . . . . .  (0.49)       0.58        0.80
Less distributions to shareholders:
  From net investment income. . . . . . . . .  (0.49)      (0.43)      (0.44)
  From net realized gain on investments . . .  (0.01)      (0.01)          -
Total distributions to shareholders . . . . .  (0.50)      (0.44)      (0.44)
NET ASSET VALUE - END OF YEAR . . . . . . . . $ 9.74     $ 10.73      $ 10.59
Total return1 . . . . . . . . . . . . . . . .  (4.67)%      5.49%       7.92%
Ratios of expenses (to average net assets)/
  Supplemental Data:
  Expenses. . . . . . . . . . . . . . . . . .   0.68%       0.69%       0.69%
  Net investment income . . . . . . . . . . .   4.50%       4.19%       4.41%
Portfolio turnover. . . . . . . . . . . . . .      6%          5%          1%
NET ASSETS-END OF YEAR (000's omitted). . . . $29,761    $34,570      $23,651

1 Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.





Per share data                                            12/31/96    12/31/95
(for a share outstanding  throughout each period):
NET ASSET VALUE - BEGINNING  OF YEAR. . . . . . . . . . . $ 10.32     $ 9.26
Income from investment operations:
  Net investment income . . . . . . . . . . . . . . . . .    0.43       0.43
  Net realized and unrealized gain (loss) on investments.   (0.10)      1.06
Total from investment operations. . . . . . . . . . . . .    0.33       1.49
Less distributions to shareholders:
  From net investment income. . . . . . . . . . . . . . .   (0.42)      (0.43)
  From net realized gain on investments . . . . . . . . .     -           -
Total distributions to shareholders . . . . . . . . . . .   (0.42)      (0.43)
NET ASSET VALUE - END OF YEAR . . . . . . . . . . . . . .  $ 10.23    $ 10.32
Total return1 . . . . . . . . . . . . . . . . . . . . . .    3.33%      16.29%
Ratios of expenses (to average net assets)/
  Supplemental Data:
  Expenses. . . . . . . . . . . . . . . . . . . . . . . .    0.70%       0.79%
  Net investment income . . . . . . . . . . . . . . . . .    4.44%       4.52%
Portfolio turnover. . . . . . . . . . . . . . . . . . . .       2%          5%
NET ASSETS-END OF YEAR (000's omitted). . . . . . . . . .  $ 16,949    $ 12,452

1 Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.

Exeter Fund, Inc.

Diversified Tax Exempt Series

Shareholder Reports and the Statement of Additional Information (SAI)

Shareholder Reports and the Statement of Additional Information (SAI). Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected the Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus.

     How to Obtain These Reports and Additional Information

     You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.

       You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor its distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell its shares.

Investment Company Act file no. 811-04087

                                EXETER FUND, INC.

              STATEMENT OF ADDITIONAL INFORMATION DATED    MAY 1, 2000



This Statement of Additional Information is not a Prospectus, and it should be read in conjunction with the Prospectus for each of the following Series of Exeter Fund, Inc. (the "Fund"): Small Cap Series, Commodity Series, Technology Series, Financial Services Series, International Series, Life Sciences Series, Global Fixed Income Series, World Opportunities Series, New York Tax Exempt Series, Ohio Tax Exempt Series and Diversified Tax Exempt Series (each a "Series"), copies of which may be obtained from Exeter Asset Management, 1100 Chase Square, Rochester, NY 14604. This SAI also relates to the Class A, B, C, D and E Shares of the Small Cap Series and the World Opportunities Series.





                             TABLE OF CONTENTS




                                                        Page


Investment Goals                                         B-2
Investment Policies and Risks                            B-2
Investment Restrictions                                 B-27
Portfolio Turnover                                      B-31
The Fund                                                B-31
Management                                              B-31
The Advisor                                             B-36
Distribution of Fund Shares                             B-38
Custodian, Independent Accountant and Counsel           B-40
Portfolio Transactions and Brokerage                    B-40
Net Asset Value                                         B-41
Federal Tax Treatment of Dividends and
  Distributions                                         B-41
Performance Information                                 B-45
Financial Statements                                    B-47
Appendix - Description of Bond Ratings                  B-48

INVESTMENT GOALS

Each of the Series' investment goals as well as its principal investment policies and strategies with respect to the composition of their respective portfolios are described in the prospectus. The following sections provide more information about those principal policies and strategies as well as information about other policies and strategies. For the Small Cap Series, and the World Opportunities Series, the investment goal is not fundamental and may be changed by the Board of Directors without shareholder approval. If there is a change in a Series' investment objective, shareholders will be notified thirty (30) days prior to any such change and will be advised to consider whether the fund remains an appropriate investment in light of their then current financial position and needs. For the other Series, the investment goal is fundamental. Fundamental investment policies may not be changed without the approval of a majority of the outstanding voting shares of the Series. The Small Cap Series, the New York Tax Exempt Series, the Ohio Tax Exempt Series, and the
Diversified Tax Exempt Series are diversified mutual funds    .  The other
Series are non-diversified.


INVESTMENT POLICIES AND RISKS


EQUITY INVESTMENTS

Common Stocks.  Each Series, with the exception of the    New York Tax Exempt
Series, the Ohio Tax Exempt Series, and the Diversified Tax Exempt Series (the
"Tax Exempt Series")     and the Global Fixed Income Series, may purchase
common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks. Each Series may invest in preferred stocks. Preferred stocks may pay a dividend at a fixed rate, and may entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate.

Convertible Securities. Each Series may invest in securities that are convertible at either a stated price or a stated rate into underlying shares of common stock, thus enabling the investor to benefit from increases in the market price of the common stock. Convertible securities provide higher yields than the underlying equity, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock. The principal factor in selecting convertible bonds is the potential to benefit from movement in the stock price. There is no minimum rating standard for the debt aspects of such securities. Convertible bonds purchased by a Series may be subject to the risk of being called by the issuer.

Warrants. Each Series (with the exception of the Global Fixed Income Series, and the Tax Exempt Series) may purchase warrants. Warrants acquired by a Series entitle it to buy common stock from the issuer at a specified price and time. Warrants may be considered more speculative than certain other types of investments because they (1) do not carry rights to dividends or voting rights with respect to the securities which the warrant entitles the holder to purchase, and (2) do not represent any rights in the assets of the issuer. Warrants purchased by the Fund may or may not be listed on a national securities exchange.

REITs. Each Series may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Internal Revenue Code of 1986, as amended (the "Code").

Trust Certificates, Partnership Interests and Equity Participations. Each Series may invest in equity securities that are interests in non-corporate entities. These securities, which include trust certificates, partnership interests and equity participations, have different liability and tax characteristics than equity securities issued by a corporation, and thus may present additional risks to the Series. However, the investment characteristics of these securities are similar to those of traditional corporate equity securities.


FIXED INCOME INVESTMENTS

Corporate Debt Obligations. Each Series may invest in corporate debt obligations issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

U.S. Government Securities. Each Series may invest in debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Treasury which are backed by the full faith and credit of the U.S. Government, include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. U.S. Government agencies or instrumentalities which issue or
guarantee securities include, but are not limited to,   Fannie Mae, Export-
Import Bank of the United States, Small Business Administration, Governmental National Mortgage Association, Federal Home Loan Banks, Federal Home Loan
Mortgage Corporation, Federal Land Banks, the Tennessee Valley Authority    ,
and the Student Loan Marketing Association.

Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

A Series will invest in securities of such instrumentality only when the Fund's investment advisor, Exeter Asset Management (the "Advisor"), is satisfied that the credit risk with respect to any instrumentality is minimal.

Mortgage-Backed Securities. Each Series, except for the Tax Exempt Series, may invest in mortgage-backed securities which represent an interest in a pool of mortgage loans. These securities are issued or guaranteed by U.S. Government agencies or instrumentalities such as the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Each Series, except for the Tax Exempt Series, may also invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are rated in one of the two top categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Service ("Moody's"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuer's general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or Series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity Series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates of other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

Asset-Backed Securities. Each Series, except for the Tax Exempt Series, may invest in asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an instrument in such a security.

The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. Consequently, asset-backed securities are subject to call risk and extension risk (described below).

Below Investment Grade Debt Securities. The Global Fixed Income Series and the World Opportunities Series may invest up to 20% of its assets in corporate debt securities rated below investment grade. High risk, high yield securities rated below BBB or lower by S&P or Baa or lower by Moody's are "below investment grade" and are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's credit-worthiness. Market prices of these securities may fluctuate more than high-rated securities and they are difficult to price at times because they are more thinly traded and less liquid securities. Market prices may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Securities in the lowest rating category may be in default. For these reasons, it is the Series' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Advisor's own independent and ongoing review of credit quality. In the event a security is downgraded below these ratings after purchase, the Advisor will review and take appropriate action with regard to the security. Each Series will also seek to minimize risk by diversifying its holdings.

Yankee Bonds. Each Series may invest in U.S. dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in the United States, such bond issues normally carry a higher interest rate but are less actively traded.

Obligations of Supranational Agencies. The Global Fixed Income Series may purchase securities issued or guaranteed by supranational agencies including, but not limited to, the following: Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Coal and Steel Community, European
   Union and the European Investment Bank    .  For concentration purposes,
supranational entities are considered an industry.

Zero-Coupon Bonds. Some of the securities in which the Series invest may include so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and generally pay interest only at maturity rather than at intervals during the life of the security. Each Series is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the Series may have to sell investments to obtain cash needed to make income distributions. The discount in the absence of financial difficulties of the issuer decreases as the final maturity of the security approaches. Zero-coupon bonds can be sold prior to their maturity date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing level of interest rates and the perceived credit quality of the issues. The market prices of zero-coupon securities are subject to greater fluctuations in response to changes in market interest rates than bonds which pay interest currently.

Variable and Floating Rate Instruments. Certain of the obligations purchased by a Series may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rate on these securities may be reset daily, weekly, quarterly, or at some other interval, and it may have a floor or ceiling rate. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

Short-Term Investments. For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, each Series may depart from its investment goals and invest up to 100% of its assets in all types of money market instruments (including securities guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan institutions deemed creditworthy by the Advisor, commercial paper rated A-1 by S&P or Prime-1 by Moody's, repurchase agreements involving such securities and shares of other investment companies as permitted by applicable law) and may hold a portion of its assets in cash. For a description of the above ratings, see the Appendix.

Risks of Fixed Income Securities. Investments in fixed income securities may subject the Series to risks, including the following:

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of
a security's market value will differ depending upon the security's    maturity
and duration    , the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a Series to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a Series will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a Series will suffer from the inability to invest in higher yield securities.


   OTHER INVESTMENTS

Foreign Securities. The International Series will, under normal circumstances, have at least 65% of the value of its total assets invested, and expects to be fully invested, in equity securities of foreign companies. The World Opportunities Series will invest at least 65% of its assets in common stocks of companies domiciled in at least three different countries. In addition, it may also invest up to 35% of its assets in corporate debt securities of foreign issuers and in obligations issued by foreign governments or their respective agencies and instrumentalities. The Global Fixed Income Series will, under normal circumstances, have at least 65% of the value of its total assets invested in fixed income securities of issuers located in three or more countries. In addition, the Commodity Series may invest up to 100%, the Life Sciences Series may invest up to 25% of its assets, and each other Series, with the exception of the Tax Exempt Series, may invest up to 10% of its assets in foreign securities which are not publicly traded in the United States. The Series' investments in foreign securities will be of the same types and quality
as the domestic securities in which the Series may invest.   The Advisor may
invest in foreign securities     when the anticipated performance of foreign
securities is believed by the Advisor to offer more potential than domestic alternatives in keeping with the investment goals of the Series. Each Series, except the Global Fixed Income Series, will invest no more than 25% of its assets in securities issued by any one foreign government. Each Series may invest without limit in equity securities of foreign issuers that are listed on a domestic securities exchange or are represented by American Depository Receipts that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies.

Each Series' restrictions on investment in foreign securities are fundamental policies that cannot be changed without the approval of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of the Series.

There are risks in investing in foreign securities not typically involved in domestic investing. An investment in foreign securities may be affected by changes in currency rates and in exchange control regulations. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. There is frequently less government regulation of foreign issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments. There may also be imposition of withholding taxes. Foreign financial markets may have less volume and longer settlement periods than U.S. markets which may cause liquidity problems for a Series. In addition, costs associated with transactions on foreign markets are generally higher than for transactions in the U.S. The Global Fixed Income Series' policy under which it has no limit on the amount it may invest in any one country may involve a higher degree of risk than if the Series were more diversified among countries. The special risks associated with investing in just one country include a greater effect on portfolio holdings of country-specific economic factors, currency fluctuations, and country-specific social or political factors. These risks generally are greater for investments in securities of companies in emerging markets, which are usually in the initial stages of their industrialization cycle.

Obligations of foreign governmental entities are subject to various types of governmental support and may or may not be supported by the full faith and credit of a foreign government.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Series' investments are denominated relative to the U.S. dollar will affect the Series' net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Series' securities are quoted would reduce the Series' net asset value per share.

Small company securities. Under normal circumstances, the Small Cap Series will have at least 65% of the value of its total assets invested in the equity securities of small issuers, defined as companies with a market capitalization of less than $1.7 billion. In addition, the Life Sciences Series and the World Opportunities Series may invest in small company securities. Securities of small companies often have only a small proportion of their outstanding securities held by the general public. They may have limited trading markets that may be subject to wide price fluctuations. Small companies may have relatively small revenues and lack depth of management. Investments in such companies tend to be volatile and are therefore speculative. Small companies may have a small share of the market for their products or services and they may provide goods or services to a regional or limited market. They may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, they may be developing or marketing new products or services for which markets are not yet established and may never become established. Such companies may have or may develop only a regional market for products or services and thus be affected by local or regional market conditions. Moreover, small companies may have insignificant market share in their industries and may have difficulty maintaining or increasing their market share in competition with larger companies. Due to these and other factors, small companies may suffer significant losses.

Commodity securities. The Commodity Series concentrates its investments in the securities of companies in commodity-based and related industries. Under normal circumstances, at least 65% of the Series' total assets will be concentrated in securities of companies in commodity and related industries. The special risk associated with investing in commodity and related industries are that earnings and dividends are greatly affected by changes in the prices of, and in supply and demand for, certain commodities. Prices as well as supply and demand factors can fluctuate significantly over a short period of time due to such factors as: policies of commodity cartels; changes in international politics; the regulatory environment; governmental subsidy and tax policies; weather; and the economic growth and political stability of countries which produce or consume large amounts of various commodities.

Technology securities. The Technology Series concentrates its investments in the securities of companies in technology and related industries. Under normal circumstances at least 65% of the Series' total assets will be concentrated in
securities of companies in technology or related industries.   Earnings
prospects of these companies may be particularly uncertain or volatile for a variety of reasons. These companies may have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Products and services they offer may not prove to be commercially successful or may be rendered obsolete by advances in science and technology. In addition, biotechnology and health care companies may be subject to extensive regulatory requirements causing considerable expense and delay. Hence, such stocks may exhibit relatively high price volatility and involve a high degree of risk.

Financial services securities.  The    Financial Services     Series
concentrates its investments in the securities of companies in the financial services and related industries. Under normal circumstances at least 65% of the Series' total assets will be concentrated in securities of companies in financial services or related industries. Earnings prospects of these companies may be uncertain or volatile for a variety of reasons. These companies may be subject to uncertainties from changes in: interest rates; the rate of inflation; the quality of their loan or investment portfolios; government policies involving regulation or taxation; the ability or willingness of consumers, companies, and governments to repay loans; and the economic growth and political stability of outstanding debtor nations. Certain financial services companies may also have limited product lines, markets or financial resources, or they may be dependent upon a limited management group or be affected by severe price competition.

Life sciences securities. The Life Sciences Series concentrates its investments in the securities of companies in the life sciences and related industries. Under normal circumstances at least 65% of the Series' total assets will be concentrated in securities of companies in life sciences or related industries. Earnings prospects of these companies may be uncertain or volatile for a variety of reasons. For example, the Life Sciences Series' industries are subject to substantial government regulation and, in some instances, funding or subsidies. Accordingly, changes in government policies or regulations could have a material effect on the demand and/or supply of products and services. In addition, scientific and technological advances present the risk that products and services may be subject to rapid obsolescence. Moreover, there may be significant liability risks associated with medical or environmental products and services.

   Derivative Securities. The Series may from time to time, in accordance with their respective investment policies, purchase certain "derivative" securities. Derivative securities are instruments that derive their value from the performance of underlying assets, interest rates, or indices, and include, but are not limited to, futures, options, foreign currency exchange contracts, structured notes, and certain asset-backed and mortgage-backed securities.

Derivative securities present, to varying degrees, market risk that the performance of the underlying assets, interest rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest rates change adversely, the value of the derivative security will decline more than the assets, rates or indices on which it is based; liquidity risk that the Series will be unable to sell a derivative security when it wants to because of lack of market depth or market disruption; pricing risk that the value of a derivative security will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative securities are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

The Advisor will evaluate the risks presented by the derivative securities purchased by the Series, and will determine, in connection with its day-to-day management of the Series, how they will be used in furtherance of the Series' investment objectives. It is possible, however, that the Advisor's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Series will, because of the risks discussed above, incur loss as a result of their investments in derivative securities. For more information about the Fund's use of derivatives, see "Hedging (Derivative Transactions)" below.

Tax-exempt securities.   Under normal circumstances the New York Tax Exempt
Series, the Ohio Tax Exempt Series and the Diversified Tax Exempt Series (collectively, the "Tax Exempt Series") each have a fundamental policy of investing at least 80% of their assets in the tax-exempt securities issued by New York, Ohio or any State of the United States, respectively, and such States' political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of bond counsel, exempt from federal income tax.

Each tax-exempt Series is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets the Series may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The other 25% of each Series' total assets may be in the securities of any one issuer.

Each Series will not invest more than 25% of its total assets in any industry. Governmental issuers of tax-exempt securities are not considered part of any "industry". However, Tax Exempt Securities backed only by the assets and revenues of nongovernmental users may for this purpose (and for the diversification purposes discussed above) be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations.

Each of the tax-exempt Series believes that in general the secondary market for tax-exempt securities is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the Series to buy and sell securities may, at any particular time and with respect to any particular securities, be limited.

It is nonetheless possible that a Series may invest more than 25% of its assets in a broader segment of the market (but not in one industry) for tax-exempt securities, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or transportation revenue obligations. This would be the case only if the Advisor determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of issuers (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all tax-exempt securities in such a market segment.

Housing revenue bonds typically are issued by a state, county or local housing authority and are secured only by the revenues of mortgages originated by the authority using the proceeds of the bond issue. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment in part upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued. The financing of multi-family housing projects is affected by a variety of factors, including satisfactory completion of construction, a sufficient level of occupancy, sound management, adequate rent to cover operating expenses, changes in applicable laws and governmental regulations and social and economic trends.

Health care facilities include life care facilities, nursing homes and hospitals. Bonds to finance these facilities are issued by various authorities. The bonds are typically secured by the revenues of each facility and not by state or local government tax payments. The projects must maintain adequate occupancy levels to be able to provide revenues adequate to maintain debt service payments. Moreover, in the case of life care facilities, since a portion of housing, medical care and other services may be financed by an initial deposit, there may be risk if the facility does not maintain adequate financial reserves to secure future liabilities. Life care facilities and nursing homes may be affected by regulatory cost restrictions applied to health care delivery in general, restrictions imposed by medical insurance companies and competition from alternative health care or conventional housing facilities. Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. A hospital's income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

In recent years, nationally recognized rating organizations have reduced their ratings of a substantial number of the obligations of issuers in the health care sector of the tax-exempt securities market. Reform of the health care system is a topic of increasing discussion in the United States, with proposals ranging from reform of the existing employer-based system of insurance to a single-payer, public program. Depending upon their terms, certain reform proposals could have an adverse impact on certain health care sector issuers of tax-exempt securities. Because the outcome of current discussions concerning health care, including the deliberations of President Clinton's task force on health care reform, is highly uncertain, the Advisor cannot predict the likely impact of reform initiatives.

   RISK FACTORS RELATING TO NEW YORK TAX EXEMPT SECURITIES

The following information is a summary of special factors affecting investments in New York Tax Exempt Securities. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct.

General Information. New York State's financial operations have improved during recent fiscal years. During its last seven fiscal years, New York State (the "State") has recorded balanced budgets on a cash basis, with positive year-end fund balances.

The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. General Fund moneys also are transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

     1998 - 1999 Fiscal Year. The State ended its 1998-99 fiscal year on March 31, 1999 in balance on a cash basis, with a General Fund cash surplus as reported by the State's Division of Budget ("DOB") of $1.82 billion. The cash surplus was derived primarily from higher-than-projected tax collections as a result of continued economic growth, particularly in the financial markets and the securities industries.

     1997-1998 Fiscal Year. The State ended its 1997-98 fiscal year in balance on a cash basis, with a General Fund cash surplus as reported by the DOB of approximately $2.04 billion. The cash surplus was derived primarily from higher-than-anticipated receipts and lower spending on welfare, Medicaid, and other entitlement programs.

     1996-1997 Fiscal Year. The State ended its 1996-97 fiscal year on March 31, 1997 in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $1.42 billion. The cash surplus was derived primarily from higher-than-anticipated receipts and lower-than-expected spending for social services programs.

The New York Economy. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport faculties and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

     Services: The services sector, which includes entertainment, personal services, such as health care and auto repairs, and business-related services, such as information processing, law and accounting, is the State's leading economic sector. The services sector accounts for more than three of every 10 nonagricultural jobs in New York and has a noticeably higher proportion of total jobs than does the rest of the nation.

     Manufacturing: Manufacturing employment continues to decline in importance in New York, as in most other states, and New York's economy is less reliant on this sector than is the nation. The principal manufacturing industries in recent years produced printing and publishing materials, instruments and related products, machinery, apparel and finished fabric products, electronic and other electric equipment, food and related products, chemicals and allied products, and fabricated metal products.

     Trade: Wholesale and retail trade is the second largest sector in terms of nonagricultural jobs in New York but is considerably smaller than measured by income share. Trade consists of wholesale businesses and retail businesses, such as department stores and eating and drinking establishments.

     Finance, Insurance and Real Estate: New York City is the nation's leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes about one-fifth of all non-farm labor and proprietors' income.

     Agriculture: Farming is an important part of the economy of large regions of the State, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, apples and other fruits, and fresh vegetables. New York ranks among the nation's leaders in the production of these commodities.

     Government: Federal, State and local government together are the third largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total State and local government employment.

Economic and Demographic Trends. In the calendar years 1987 through 1998, the State's rate of economic growth was somewhat slower than that of the nation. In particular, during the 1990-91 recession and post-recession period, the economy of the State, and that of the rest of the Northeast, was more heavily damaged than that of the nation as a whole and has been slower to recover. The total employment growth rate in the State has been below the national average since 1987. The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991; since then, it has been higher. According to data published by the US Bureau of Economic Analysis, personal income in the State has risen more slowly since 1988 than personal income for the nation as a whole, although preliminary data suggests that, in 1998, the State personal income rose more rapidly. Total State nonagricultural employment has declined as a share of national nonagricultural employment.

State per capital personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New York City is a regional employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which the State taxation applies.

The City of New York. The fiscal health of the State also may be affected by the fiscal health of New York City, which continues to receive significant financial assistance from the State. State aid contributes to the City's ability to balance its budget and meet its cash requirements. The State also may be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets.

In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York (NYC
MAC) to provide financing assistance to the City; the New York State Financial Control Board (the Control Board) to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York (OSDC) to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986, during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

Currently, the City and its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City's Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. The City issues securities to finance, refinance and rehabilitate infrastructure and other capital needs, as well as for seasonal financing needs. In City fiscal year 1997-98, the State constitutional debt limit would have prevented the City from entering into new capital contracts. Therefore, in 1997, the State created the New York City Transitional Finance Authority (TFA) in order to finance a portion of the City's capital program. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City's current fiscal year 1999-2000. To continue its capital plan without interruption, the City is proposing an amendment to the State Constitution to change the methodology used to calculate the debt limit. Since an amendment to the Constitution to raise the debt limit could not take effect until City fiscal year 2001-02 at the earliest, the City has decided to securitize a portion of its share of the proceeds from the settlement with the nation's tobacco companies. However, a number of potential developments may affect both the availability and level of funding that the City will receive from the tobacco settlement. City officials have indicated that, should their efforts to securitize a portion of City tobacco settlement proceed fail or not be accomplished in a timely manner, the City will request that the State increase the borrowing authority of the TFA.

Other Localities. Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 1999-2000 fiscal year.

The State has provided extraordinary financial assistance to select municipalities, primarily cities, since the 1996-97 fiscal year. Funding has essentially been continued or increased in each subsequent fiscal year. Such funding in 1999-2000 totals $113.0 million. In 1997-98, the State increased General Purpose State Aid for local governments by $27 million to $550 million, and has continued funding at this new level since that date.

While the distribution of General Purpose State Aid for local governments was originally based on a statutory formula, in recent years both the total amount appropriated and the shares appropriated to specific localities have been determined by the Legislature. A State commission established to study the distribution and amounts of general purpose local government aid failed to agree on any recommendations for a new formula.

Counties, cities, towns, villages and school districts have engaged in substantial short-term and long-term borrowings. In 1997, the total indebtedness of all localities in the State, other than New York City, was approximately $21.0 billion. A small portion (approximately $809 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units (other than New York City) authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-two localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1997.

Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs which, in turn, may require local governments to fund these expenditures form their own resources. It is also possible that the State, New York City, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities also may face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, also may adversely affect localities and necessitate State assistance.

HEDGING (DERIVATIVE TRANSACTIONS)

All of the Series' policies regarding options discussed below are fundamental, and may only be changed by a shareholder vote.

In General. Each Series has reserved the right, subject to authorization by the Board of Directors prior to implementation, to engage in certain strategies in an attempt to hedge the Series' portfolios, that is, to reduce the overall level of risk that normally would be expected to be associated with their investments. Each Series may write covered call options on common stocks (fixed income securities in the case of the Global Fixed Income Series); may purchase and sell (on a secured basis) put options; and may engage in closing transactions with respect to put and call options. Each Series also may purchase forward foreign currency exchange contracts to hedge currency exchange rate risk. In addition, each Series is authorized to purchase and sell stock index futures contracts and options on stock index futures contracts. Each Series is also authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts and options on futures contracts and foreign currencies in order to protect against uncertainty in the future levels of foreign currency exchange rates. These strategies are primarily used for hedging purposes; nevertheless, there are risks associated with these strategies as described below.

Options on Securities. As a means of protecting its assets against market declines, and in an attempt to earn additional income, each Series may write covered call option contracts on its securities and may purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written.

When a Series writes a call option on securities which it owns, it gives the purchaser of the option the right to buy the securities at an exercise price specified in the option at any time prior to the expiration of the option. If any option is exercised, a Series will realize the gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the net premium originally received on the sale of the option. By writing a covered call option, a Series may forego, in exchange for the net premium, the opportunity to profit from an increase in the price of the underlying security above the option's exercise price. A Series will have kept the risk of loss if the price of the security declines, but will have reduced the effect of that risk to the extent of the premium it received when the option was written.

A Series will write only covered call options which are traded on national securities exchanges. Currently, call options on stocks may be traded on the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Call options are issued by the Options Clearing Corporation ("OCC"), which also serves as the clearing house for transactions with respect to standardized or listed options. The price of a call option is paid to the writer without refund on expiration or exercise, and no portion of the price is retained by OCC or the exchanges listed above. Writers and purchasers of options pay the transaction costs, which may include commissions charged or incurred in connection with such option transactions.

A Series may write only covered call options. A call option is considered to be covered if the option writer owns the security underlying the call or has an absolute and immediate right to acquire that security without payment of additional cash consideration (or for additional cash consideration held in a separate account) upon conversion or exchange of other securities. A call option is also considered to be covered if the writer holds on a unit-for-unit basis a call on the same security as the call written, has the same expiration date and the exercise price of the call purchased is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash or other liquid securities in a separate account, and marked-to-market daily. A Series will not sell (uncover) the securities against which options have been written until after the option period has expired, the option has been exercised or a closing purchase has been executed.

Options written by a Series will have exercise prices which may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the market price of the underlying security at the time the options are written. However, a Series generally will not write so-called "deep-in-the-money" options.

The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, dividend yield and interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

If a call option on a security expires unexercised, a Series will realize a gain in the amount of the premium on the option, less all commissions paid. Such a gain, however, may be offset by a decline in the value of the underlying security during the option period. If a call option is exercised, a Series will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security (exercise price minus commission) plus the amount of the premium on the option, less all commissions paid.

Call options may also be purchased by a Series, but only to terminate (entirely or in part) a Series' obligation as a writer of a call option. This is accomplished by making a closing purchase transaction, that is, the purchase of a call option on the same security with the same exercise price and expiration date as specified in the call option which had been written previously. A closing purchase transaction with respect to calls traded on a national securities exchange has the effect of extinguishing the obligation of the writer of a call option. A Series may enter into a closing purchase transaction, for example, to realize a profit on an option it had previously written, to enable it to sell the security which underlies the option, to free itself to sell another option or to prevent its portfolio securities from being purchased pursuant to the exercise of a call. A Series may also permit the call option to be exercised. A closing transaction cannot be effected with respect to an optioned security once a Series has received a notice that the option is to be exercised.

The cost to a Series of such a closing transaction may be greater than the net premium received by a Series upon writing the original call option. A profit or loss from a closing purchase transaction will be realized depending on whether the amount paid to purchase a call to close a position is less or more than the amount received from writing the call. Any profit realized by a Series from the execution of a closing transaction may be partly or completely offset by a reduction in the market price of the underlying security.

A Series may also write secured put options and enter into closing purchase transactions with respect to such options. A Series may write secured put options on national securities exchanges to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A put option gives the purchaser of the option the right to sell, and the writer has the obligation to buy, the underlying security at the stated exercise price during the option period. The secured put writer retains the risk of loss should the market value of the underlying security decline below the exercise price of the option. During the option period, the writer of a put option may be required at any time to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects is substantially identical to that of call options. The Fund will establish a separate account consisting of liquid assets equal to the amount of the Series assets that could be required to consummate the put options. For purposes of determining the adequacy of the securities in the account, the deposited assets will be valued at fair market value. If the value of such assets declines, additional cash or assets will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Series.

A put option is secured if a Series maintains in a separate account liquid assets in an amount not less than the exercise price of the option at all times during the option period. A Series may write secured put options when the Advisor wishes to purchase the underlying security for a Series' portfolio at a price lower than the current market price of the security. In such event a Series would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. The potential gain on a secured put option is limited to the income earned on the amount held in liquid assets plus the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the difference between the exercise price of the option and the current market price of the underlying securities when the put is exercised, offset by the premium received (less the commissions paid on the transaction) and income earned on the amount held in liquid assets.

A Series may purchase put options on national securities exchanges in an attempt to hedge against fluctuations in the value of its portfolio securities and to protect against declines in the value of individual securities. Purchasing a put option allows the purchaser to sell the particular security covered by the option at a certain price (the "exercise price") at any time up to a specified future date (the "expiration date").

Purchase of a put option creates a "hedge" against a decline in the value of the underlying security by creating the right to sell the security at a specified price. Purchase of a put option requires payment of a premium to the seller of that option. Payment of this premium necessarily reduces the return available on the individual security should that security continue to appreciate in value. In return for the premium paid, a Series protects itself against substantial losses should the security suffer a sharp decline in value. In contrast to covered call option writing, where one obtains greater current income at the risk of foregoing potential future gains, one purchasing put options is in effect foregoing current income in return for reducing the risk of potential future losses.

A Series will purchase put options as a means of "locking in" profits on securities held in the portfolio. Should a security increase in value from the time it is initially purchased, a Series may seek to lock in a certain profit level by purchasing a put option. Should the security thereafter continue to appreciate in value the put option will expire unexercised and the total return on the security, if it continues to be held by a Series, will be reduced by the amount of premium paid for the put option. At the same time, a Series will continue to own the security. Should the security decline in value below the exercise price of the put option, however, a Series may elect to exercise the option and "put" or sell the security to the party that sold the put option to that Series, at the exercise price. In this case a Series would have a higher return on the security than would have been possible if a put option had not been purchased.

Risks Factors and Certain Other Factors Relating to Options. Positions in options on securities may be closed only by a closing transaction, which may be made only on an exchange which provides a liquid secondary market for such options. Although a Series will write options only when the Advisor believes a liquid secondary market will exist on an exchange for options of the same Series, there can be no assurance that a liquid secondary market will exist for any particular security option. If no liquid secondary market exists respecting an option position held, a Series may not be able to close an option position, which will prevent that Series from selling any security position underlying an option until the option expires and may have an adverse effect on its ability effectively to hedge its security positions. A secured put option writer who is unable to effect a closing purchase transaction would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a secured put writer would be unable to use the amount held in liquid assets as security for the put option for other investment purposes until the exercise or expiration of the option.

Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading; (ii) restrictions that may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions that may be imposed with respect to particular classes or Series of contracts, or underlying securities;
(iv) unusual or unforeseen circumstances that may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not be adequate to handle unusual trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or particular class or Series of contracts), in which event the secondary market on that exchange would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with timely execution of customers' orders.

Each of the exchanges on which options on securities are traded has established limitations on the number of options which may be written by any one investor or group of investors. These limitations apply regardless of whether the options are written in different accounts or through different brokers. It is possible that a Series and certain other accounts managed by the Advisor, may constitute such a group. If so, the options positions of the Series may be aggregated with those of other clients of the Advisor.

If a Series writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer, which would establish a formula price at which the Series would have the absolute right to repurchase that OTC option. This formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the marked price of the underlying security ("in-the-money"). For an OTC option a Series writes, it will treat as illiquid (for purposes of the 10% net asset limitation on illiquid securities) an amount of assets used to cover written OTC options, equal to the formula price for the repurchase of the OTC option less the amount by which the OTC option is "in-the-money". A Series will also treat as illiquid any OTC option held by it. The Securities and Exchange Commission ("SEC") is evaluating the general issue of whether or not the OTC options should be considered to be liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

Although the OCC has stated that it believes (based on forecasts provided by the exchanges on which options are traded), that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and although each exchange has advised the OCC that it believes that its facilities will also be adequate to handle reasonably anticipated volume, there can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render certain of these facilities inadequate and thereby result in the institution of special trading procedures or restrictions.

The Series will pay brokerage and other transaction costs to write and purchase options on securities, including any closing transactions which the Series may execute. Therefore, frequent writing and/or purchasing of options may increase the transaction costs borne by the Series.

Stock Index Futures Contracts and Options on Stock Index Futures Contracts.
Each Series may enter into stock index futures contracts to provide: (1) a hedge for a portion of the Series' portfolio; (2) a cash management tool; (3) as an efficient way to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The Series may also use stock index futures as a substitute for comparable market position in the underlying securities. Although techniques other than the sale and purchase of stock index futures contracts could be used to adjust the exposure or hedge the Series' portfolio, the Series may be able to do so more efficiently and at a lower cost through the use of stock index futures contracts.

A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of a stock index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of a stock index is commonly referred to as selling a contract or holding a short position. A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. The Series intend to purchase and sell futures contracts on the stock index for which they can obtain the best price with consideration also given to liquidity.

The Series will not enter into a stock index futures contract or option thereon if, as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under Commodity Futures Trading Commission ("CFTC") rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. The Series will comply with guidelines established by the Securities and Exchange Commission with respect to the covering of obligations under future contracts and will set aside liquid assets in a separate account in the amount prescribed.

Unlike the purchase or sale of an equity security, no price is paid or received by the Series upon the purchase or sale of a stock index futures contract. Upon entering into a Futures Contract, the Series would be required to deposit into a separate account in the name of the futures broker an amount of cash or liquid securities known as "initial margin." This amount is required by the rules of the exchanges and is subject to change. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures margin does not involve the borrowing of funds by the Series to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Series upon termination of the futures contract, assuming all contractual obligations have been satisfied.

Subsequent payments, called "variation margin", to and from the futures broker, are made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". For example, when the Series has purchased a stock index futures contract and the price of the underlying stock index has risen, that futures position will have increased in value and the Series will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Series has purchased a stock index futures contract and the price of the stock index has declined, the position would be less valuable and the Series would be required to make a variation payment to the broker.

The loss from investing in futures transactions is potentially unlimited. To limit such risk, the Series will not enter into stock index futures contracts for speculation and will only enter into futures contracts which are traded on established futures markets. The Series may, however, purchase or sell stock index futures contracts with respect to any stock index. Nevertheless, to hedge the Series' portfolio successfully, the Advisor must sell stock index futures contracts with respect to indices whose movements will, in its judgment, have a significant correlation with movements in the prices of the Series' portfolio securities.

Closing out an open stock index futures contract sale or purchase is effected by entering into an offsetting stock index futures contract purchase or sale, respectively, for the same aggregate amount of identical securities with the same delivery date. If the offsetting purchase price is less than the original sale price, the Series realize a gain; if it is more, the Series realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Series realize a gain; if it is less, the Series realize a loss. The Series must also be able to enter into an offsetting transaction with respect to a particular stock index futures contract at a particular time. If the Series are not able to enter into an offsetting transaction, the Series will continue to be required to maintain the margin deposits on the stock index futures contract.

The Series may elect to close out some or all of their futures positions at any time prior to expiration. The purpose of making such a move would be either to reduce equity exposure represented by long futures positions or increase equity exposure represented by short futures positions. The Series may close their positions by taking opposite positions which would operate to terminate the Series' position in the stock index futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid or released to the Series, and the Series would realize a loss or a gain.

Stock index futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the Series intend to purchase or sell stock index futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular time. In such an event, it might not be possible to close a stock index futures contract, and in the event of adverse price movements, the Series would continue to be required to make daily cash payments of variation margin. However, in the event stock index futures contracts have been used to hedge portfolio securities, the Series would continue to hold securities subject to the hedge until the stock index futures contracts could be terminated. In such circumstances, an increase in the price of the securities, if any, might partially or completely offset losses on the stock index futures contract. However, as described below, there is no guarantee that the price of the securities will, in fact, correlate with price movements in the futures contract and thus provide an offset to losses on a stock index futures contract.

There are several risks in connection with the use by the Series of stock index futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of securities which are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by entering into stock index futures contracts on indices whose movements, in its judgment, will have a significant correlation with movements in the prices of the Series' portfolio securities sought to be hedged.

Successful use of stock index futures contracts by the Series for hedging purposes is also subject to the Advisor's ability to correctly predict movements in the direction of the market. It is possible that, when the Series have sold futures to hedge their portfolios against a decline in the market, the index or indices on which the futures are written might advance and the value of securities held in the Series' portfolio might decline. If this were to occur, the Series would lose money on the futures and also would experience a decline
in value in its portfolio securities.   However, while this might occur to a
certain degree, the Advisor believes that over time the value of the Series' portfolio will tend to move in the same direction as the securities underlying the futures, which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that if the Series were to hedge against the possibility of a decline in the market (adversely affecting stocks held in their portfolios) and stock prices instead increased, the Series would lose part or all of the benefit of increased value of those stocks that it had hedged, because it would have offsetting losses in their futures positions. In addition, in such situations, if the Series had insufficient cash, they might have to sell securities to meet their daily variation margin requirements. Such sales of securities might be, but would not necessarily be, at increased prices (which would reflect the rising market). Moreover, the Series might have to sell securities at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the stock index futures contracts and the portion of the portfolio to be hedged, the price movements in the futures contracts might not correlate perfectly with price movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance
requirements.   Rather than meeting additional margin deposit requirements, investors might close stock index futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the stock index and movements in the prices of stock index futures contracts, even a correct forecast of general market trends by the Advisor might not result in a successful hedging transaction over a very short time period.

Options on futures give the purchaser the right, in return for a premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option), rather than to purchase or sell the stock index futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Alternatively, settlement may be made totally in cash.

The Series may seek to close out an option position on an index by writing or buying an offsetting option covering the same index or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop.
See "Risk Factors and Certain Other Factors Relating to Options" above for possible reasons for the absence of a liquid secondary market on an exchange.

Futures on Securities. A futures contract on a security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. Futures contracts by law are not permitted on individual corporate securities and municipal securities but instead are traded on exempt securities, such as government securities and broad-based indexes of securities. Accordingly, these futures contracts will primarily consist of futures based on government securities (i.e., Treasury Bonds). By purchasing futures on securities, the Fund will legally obligate itself to accept delivery of the underlying security and pay the agreed price; by selling futures on securities, it will legally obligate itself to make delivery of the security against payment of the agreed price. Open futures positions on securities are valued at the most recent settlement price, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Board of Directors.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While the Series' futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for the Series to do so. However, the loss from investing in futures transactions is potentially unlimited. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline in a particular foreign currency against the U.S. dollar or another foreign currency, each Series is authorized to enter into forward foreign currency exchange contracts. In addition, each Series is authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts, options on such futures contracts, and options on foreign currencies in order to protect against uncertainty in the future levels of currency exchange rates.

Forward Foreign Currency Exchange Contracts. Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Series to establish a rate of exchange for a future point in time. A Series may enter into forward foreign currency exchange contracts when deemed advisable by the Advisor under only two circumstances.

First, when entering into a contract for the purchase or sale of a security in a foreign currency, a Series may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency. This hedging technique is known as "transaction hedging".

Second, when the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Series may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This hedging technique is known as "position hedging". With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Series will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

A separate account of each Series consisting of cash or liquid securities equal to the amount of that Series' assets that would be required to consummate forward contracts entered into under the second circumstance, as set forth above, will be established. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by such Series.

Currency Futures Contracts and Options on Futures Contracts. Each Series is authorized to purchase and sell currency futures contracts and options thereon. Currency futures contracts involve entering into contracts for the purchase or sale for future delivery of foreign currencies. A "sale" of a currency futures contract (i.e., short) means the acquisition of a contractual obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a futures contract (i.e., long) means the acquisition of a contractual obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. These investment techniques will be used only to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of portfolio securities held by the Series or adversely affect the prices of securities which the Series intend to purchase at a later date. The loss from investing in futures transactions is potentially unlimited. To minimize this risk, such instruments will be used only in connection with permitted transaction or position hedging and not for speculative purposes. The Series will not enter in a currency futures contract or option thereon, if as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under CFTC rules will not exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. The Series will comply with guidelines established by the SEC with respect to covering of obligations under future contracts and will set aside cash and/or liquid securities in a separate account in the amount prescribed.

Although the Series intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. In addition, due to the risk of an imperfect correlation between securities in the Series' portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective. For example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of the gains on the portfolio securities that were the subject of such hedge.

Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained for such contract. Although futures contracts typically require actual delivery of and payment for financial instruments or currencies, the contracts are usually closed out before the delivery date. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, a Series realizes a gain; if it is more, a Series realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Series realizes a gain; if it is less, a Series realizes a loss. Transaction costs must also be included in these calculations. There can be no assurance, however, that a Series will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Series is not able to enter into an offsetting transaction, a Series will continue to be required to maintain the margin deposits on the contract. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that a liquid market will develop for any particular futures contracts. See
   "Risk Factors and Certain Other Factors Relating to Options" above for possible reasons for the absence of a liquid secondary market on an exchange.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if a call option and a long position if a put option). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

Call options sold by the Series with respect to futures contracts will be covered by, among other things, entering into a long position in the same contract at a price no higher than the strike price of the call option, or by ownership of the instruments underlying the futures contract, or the placement of liquid assets in a segregated account to fulfill the obligations undertaken by the futures contract. A put option sold by the Series is covered when, among other things, liquid assets are placed in a segregated account to fulfill the obligations undertaken.

Foreign Currency Options. Each Series, except for the Tax Exempt Series, is authorized to purchase and write put and call options on foreign currencies. A call option is a contract whereby the purchaser, in return for a premium, has the right, but not the obligation, to buy the currency underlying the option at a specified price during the exercise period. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the exercise period, to deliver the underlying currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying currency at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying currency at the exercise price. The Series will use currency options only to hedge against the risk of fluctuations of foreign exchange rates related to securities held in its portfolio or which it intends to purchase, and to earn a high return by receiving a premium for writing options. Options on foreign currencies are affected by all the factors which influence foreign exchange rates and investments generally.

Risks Associated with Hedging Strategies. There are risks associated with the hedging strategies described above, including the following: (1) the success of a hedging strategy may depend on the ability of the Advisor to accurately predict movements in the prices of individual securities, fluctuations in domestic and foreign markets and currency exchange rates, and movements in interest rates; (2) there may be an imperfect correlation between the changes in market value of the securities held by the Series and the prices of currency contracts, options, futures and options on futures; (3) there may not be a liquid secondary market for a currency contract, option, futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations, particularly requirements for qualification as a "regulated investment company" under the Code, may restrict trading in forward currency contracts, options, futures contracts and futures options.

Even a small investment in derivative contracts can have a big impact on stock market, currency and interest rate exposure. Derivatives can also make a Series less liquid and harder to value, especially in declining markets.

OTHER INVESTMENT POLICIES

Repurchase Agreements. Each Series may enter into repurchase agreements with respect to portfolio securities. Under the terms of a repurchase agreement, the Series purchases securities ("collateral") from various financial institutions such as a bank or broker-dealer (a "seller") which the Advisor deems to be creditworthy, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Series plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities).

The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at not less than 100% of the repurchase price, and securities subject to repurchase agreements are held by the Series' custodian either directly or through a securities depository. Default by the seller would, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Repurchase agreements are considered to be loans by the Series under the 1940 Act.

Securities Lending. The World Opportunities Series may seek to increase its income by lending portfolio securities. Such loans will usually be made to member firms (and subsidiaries thereof) of the New York Stock Exchange and to member banks of the Federal Reserve System, and would be required to be secured continuously by collateral in liquid securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. If the Advisor determines to make securities loans, the value of the securities loaned would not exceed 30% of the value of the total assets of the Series.

Short Sales. Each Series may, within limits, engage in short sales "against the box". A short sale is the sale of borrowed securities; a short sale against the box means that a Series owns securities equivalent to those sold short. No more than 25% of the net assets (taken at current value) of a Series may be held as collateral for such sales at any one time. Such short sales can be used as a hedge. The Fund has no current intention to engage in short sales against the box.

Forward Commitments or Purchases on a When-Issued Basis. Each Series may enter into forward commitments or purchase securities on a when-issued basis. These securities normally are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Series before settlement. These securities are subject to market fluctuation due to changes in market interest rates. Each Series will enter into these arrangements with the intention of acquiring the securities in question and not for speculative purposes and will maintain a separate account consisting of liquid assets in an amount at least equal to the purchase price.

Investment in Restricted Securities. Each Series may invest in "restricted securities" subject to the 10% net asset limitation regarding illiquid securities. Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Such securities generally have been considered illiquid because they may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. The SEC adopted Rule 144A to provide for a safe harbor exemption from the registration requirements of the 1933 Act for resales of restricted securities to "qualified institutional buyers." The result has been the development of a more liquid and efficient institutional resale market for restricted securities. Rule 144A securities may be liquid if properly determined by the Board of Directors.

INVESTMENT RESTRICTIONS

Each Series has adopted certain restrictions set forth below as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of the Fund's outstanding voting securities, which means a vote of the holders of the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

1. None of the Series may borrow money, except from a bank for temporary or emergency purposes in amounts not exceeding 10% of the Series' total assets, and the Series will not make additional investments while borrowings greater than 5% of its total assets are outstanding;

2. With respect to 75% of its total assets, the Small Cap Series may not invest more than 5% of the value of its total assets at the time of investment in securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or its instrumentalities). None of the Series may purchase more than 10% of the outstanding voting securities of any one issuer;

3. The Small Cap Series, International Series, Global Fixed Income Series, and World Opportunities Series may not invest 25% or more of the value of its total assets in securities of issuers in any one industry (other than U.S. government securities);

4. None of the Series may invest more than 10% of its total net assets in securities of issuers that are restricted from being sold to the public without registration under the Securities Act of 1933 and illiquid securities, including repurchase agreements with maturities of greater than seven days;

5. Each Series may purchase shares of closed-end (and the World Opportunities may also purchase shares of open-end) investment companies that are traded on national exchanges to the extent permitted by applicable law.

6. None of the Series may make loans, except that each may invest in debt securities and repurchase agreements;

7. None of the Series may purchase securities on margin (but a Series may obtain such short-term credits as may be necessary for the clearance of transactions);

8. None of the Series may make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless no more than 25% of a Series' net assets (taken at a current value) are held as collateral for such sales at any one time;

9. Issue senior securities or pledge its assets, except that each Series may invest in futures contracts and related options;

10. None of the Series may buy or sell commodities or commodity contracts (the Small Cap, Commodity, Technology, Financial Services, International, Life Sciences, Global Fixed Income, and World Opportunities Series also expressly provide that forward foreign currency contracts are not considered commodities or commodity contracts for purposes of this restriction) or real estate or interest in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

11. None of the Series may act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

12. None of the Series may make investments for the purpose of exercising control or management;

13. None of the Series may participate on a joint or joint and several basis in any trading account in securities;

14. None of the Series may invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the common stocks of companies which invest in or sponsor such programs;

15. None of the Series may purchase foreign securities if as a result of the purchase of such securities more than 10% of a Series' assets (25% in the case of the Life Sciences Series and 100% in the case of the International, Global Fixed Income, World Opportunities and Commodity Series) would be invested in foreign securities provided that this restriction shall not apply to foreign securities that are listed on a domestic securities exchange or represented by American depository receipts that are traded either on a domestic securities exchange or in the United States on the over-the-counter market;

16. None of the Series (except for the Global Fixed Income Series, New York Tax Exempt Series, Ohio Tax Exempt Series and Diversified Series) may invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series' net assets, may be warrants which are not listed on the New York or American Stock Exchange.

In addition to the foregoing:

17. Under the Investment Company Act of 1940 and the rules and regulations thereunder, each Series is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, such Series owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of its total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of a Series. A Series' purchase of such investment companies would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees. None of the Series, except the World Opportunities Series, will purchase or retain securities issued by open-end investment companies (other than money market funds for temporary investment).

18. The Series' investment policies with respect to options on securities and with respect to stock index and currency futures and related options are subject to the following fundamental limitations: (1) with respect to any Series, the aggregate value of the securities underlying calls or obligations underlying puts determined as of the date options are sold shall not exceed 25% of the assets of the Series; (2) a Series will not enter into any option transaction if immediately thereafter, the aggregate premiums paid on all such options which are held at any time would exceed 20% of the total net assets of the Series; (3) the aggregate margin deposits required on all futures or options thereon held at any time by a Series will not exceed 5% of the total assets of the Series; (4) the security underlying the put or call is within the investment policies of each Series and the option is issued by the Options Clearing Corporations; and (5) the Series may buy and sell puts and calls on securities and options on financial futures if such options are listed on a national securities or commodities exchange.

19. The Series will not purchase or retain securities of an issuer if an officer or director of such issuer is an officer or director of the Fund or its investment adviser and one or more of such officers or directors of the Fund or its investment adviser owns beneficially more than 1/2% of the shares or securities of such issuer and all such directors and officers owning more than 1/2% of such shares or securities together own more than 5% of such shares or securities.

20. The Series will not purchase securities of any company which has (with predecessors) a record of less than three years continuous operation if as a result more than 5% of the Series' assets would be invested in securities of such companies.

Two Series are subject to the following investment limitations which are not fundamental:

     1. In the case of the Commodity Series, the Public Utility Holding Company Act of 1935 ("PUHCA") places certain restrictions on affiliates of public utility companies as defined in PUHCA. The Commodity Series will not acquire 5% or more of the outstanding voting securities of a public utility in order to avoid imposition of these restrictions.

     2. The Financial Services Series may purchase securities of an issuer which derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions and applicable SEC regulations:

     a. the purchase cannot cause more than 5% of the Series' total assets to be invested in all securities of that issuer;

     b. for an equity security--(i) the purchase cannot result in the Series' owning more than 5% of the issuer's outstanding securities in that class; and
(ii) at the time of purchase, the security must meet the Federal Reserve Board's definition of a margin security (i.e., registration on a national securities exchange or listing by the Federal Reserve Board of Governors on the current OTC Margin Stock list).

     c. for a debt security--(i) the purchase cannot result in the Series owning more than 10% of the outstanding principal amount of the issuers debt securities; and (ii) at the time of purchase, the security must be of at least investment grade quality (i.e., at least BBB/Baa as determined by one of the major rating services or, if not rated, judged to be equivalent by the Series' Directors). See the Appendix to the Prospectus for an explanation of these ratings.

All of the above percentage limitations, as well as the issuers gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Financial Services Series will not be required to divest its holdings of a particular issuer when circumstances subsequent to the purchase would cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

PORTFOLIO TURNOVER

An annual portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding certain debt securities) for a year and dividing that amount by the monthly average of the market value of such securities during the year. Each Series expects that its long-term average turnover rate will be less than 100%. However, turnover will in fact be determined by market conditions and opportunities, and therefore it is impossible to estimate the turnover rate with confidence.

THE FUND

The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. Prior to February 1998, the Fund was named Manning & Napier Fund, Inc. The Board of Directors may, at its own discretion, create additional Series of shares, each of which would have separate assets and liabilities.

Each share of a Series represents an identical interest in the investment portfolio of that Series and has the same rights, except that (i) each class of shares bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, which will cause the different classes of shares to have different expense ratios and to pay different rates of dividends, (ii) each class has exclusive voting rights with respect to those provisions of the Series' Rule 12b-1 distribution plan which relate only to such class and (iii) the classes have different exchange privileges. As a result of each class' differing Rule 12b-1 distribution and shareholder services plan, shares of different classes of the same Series may have different net asset values per share.

The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The shares of the Fund have equal rights with regard to voting, redemption and liquidations. The Fund's shareholders will vote in the aggregate and not by Series or Class except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a Series or a Class. Income, direct liabilities and direct operating expenses of a Series will be allocated directly to the Series, and general liabilities and expenses of the Fund will be allocated among the Series in proportion to the total net assets of the Series by the Board of Directors. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable and do not have cumulative voting rights.

MANAGEMENT

The overall business and affairs of the Fund are managed by the Fund's Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, custodian and distributor. The day-to-day operations of the Fund are delegated to the Fund's officers and to the Advisor. A committee made up of investment professionals and analysts makes all the investment decisions for the Fund.

The Directors and officers of the Fund are:


Name, address,             Position        Principal occupations
date of birth              with Fund       during past five years
B. Reuben Auspitz*         Vice          Executive Vice President, Manning
1100 Chase Square          President &   & Napier Advisors, Inc. since 1983;
Rochester, NY 14604        Director      President and Director, Manning &
03/18/47                                 Napier Investor Services, Inc. since
                                         1990; Director, Chairman President or
                                         Treasurer, Manning & Napier Advisory
                                         Advantage Corporation since 1990;
                                         Director, Manning & Napier Leveraged
                                         Investing Co., Inc. since 1994; Director
                                         and Chairman, Exeter Trust Co. since
                                         1994; Member, Qualified Plan Services,
                                         L.L.C. (formerly known as Fiduciary
                                         Services, L.L.C.)since 1995; Member,
                                         Manning & Napier Associates, L.L.C. since
                                         1995; Member, Manning & Napier Capital
                                         Co., L.L.C. since 1995; President and
                                         Director, Exeter Insurance Fund, Inc.
                                         since 1995; Managing Director, Manning &
                                         Napier Advisors, Inc. from 1983-1992;
                                         President and Director, Exeter Insurance
                                         Agency, Inc. since January 2000;
                                         Director/Chairman, Exeter Advisors, Inc.
                                         since January 2000

Martin Birmingham          Director      Trustee, The Freedom Forum, 1980 - 1997;
21 Brookwood Road                        Advisory Trustee, The Freedom Forum, 1997
Pittsford, NY 14534                      to present; Director Emeritus, ACC
10/30/21                                 Corporation 1994 to 1997; Director,
                                         Exeter Insurance Fund, Inc. since 1995

Harris H. Rusitzky         Director      President, Blimpie of Central New York
One Grove Street                         and The Greening Group since 1994;
Pittsford, NY 14534                      Director, Exeter Insurance Fund, Inc.
01/09/35                                 since 1995

Peter L. Faber             Director      Former Partner, Kaye, Scholer, Fierman,
50 Rockefeller Plaza                     Hays & Handler from 1984-1995; Partner
New York, NY 10020-1605                  McDermott, Will & Emery since 1995;
04/29/38                                 Director, Exeter Insurance
                                         Fund, Inc. since 1995

                                 B-32

Stephen B. Ashley          Director      Chairman and Chief Executive Officer,
600 Powers Building                      The Ashley Group since 1975;
16 West Main Street                      Director, Genesee Corp. since
Rochester, NY 14614                      1987; Director, Hahn Automotive since
03/22/40                                 1994; Director, Fannie Mae since 1995;
                                         Director, Exeter Insurance
                                         Fund, Inc. since 1996

William Manning            President     President, Director and co-founder,
1100 Chase Square                        Manning & Napier Advisors, Inc. since
Rochester, NY  14604                     1970; President, Director,
12/24/36                                 Founder & CEO, Manning Ventures, Inc.
                                         since 1992; President, Director,
                                         Founder & CEO, KSDS, Inc. since 1992;
                                         Chairman of the Board, Director, CEO,
                                         Kent Displays, Inc. since 1992;
                                         President, Director, Founder & CEO,
                                         Synmatix Corporation since 1993;
                                         President, Director, Founder & CEO,
                                         Manning Leasing, Inc.(dba Williams
                                         International Air, Inc.)since 1994;
                                         President and Treasurer, Manning &
                                         Napier Leveraged Investing Company,
                                         Inc. since 1994; Member, Manning &
                                         Napier Capital Co., L.L.C. since 1994;
                                         Member, Qualified Plan Services, L.L.C
                                         (formerly known as Fiduciary Services,
                                         L.L.C.) since 1995; Member, Manning &
                                         Napier Associates, L.L.C. since 1995;
                                         Director, CEO, President and Founder,
                                         Burgundy Car Service, Inc. 1996 to
                                         1997; Director, CEO, President and
                                         Founder, BCS Leasing, Inc. since 1996;
                                         President, CEO, Founder and Director,
                                         Manning Leasing, Inc. dba Williams
                                         Account Corporation since January,
                                         2000; Founder, CEO, President and
                                         Director, Riviera Marine, LTD, since
                                         September 1999


Beth H. Galusha, CPA     Chief           Chief Financial Officer, Manning &
1100 Chase Square        Financial &     Napier Advisors, Inc. since 1987;
Rochester, NY 14604      Accounting      Treasurer, Manning & Napier Investor
06/23/61                 Officer,        Services, Inc. since 1990; Director,
                         Treasurer       Manning & Napier Advisory Advantage
                                         Corporation since 1993; Member,
                                         Manning & Napier Capital Co,
                                         L.L.C., since 1995; Treasurer,
                                         Exeter Trust Company since 1997;
                                         Chief Financial & Accounting Officer,
                                         Treasurer, Exeter Insurance Fund, Inc.
                                         since 1997; Director, Exeter Advisors,
                                         Inc., since January, 2000; Director and
                                         Treasurer, Exeter Insurance Agency,
                                         Inc. since February 2000

Jodi L. Hedberg          Corporate       Senior Compliance Administrator,
1100 Chase Square        Secretary       Manning & Napier Advisors, Inc. from
Rochester, NY 14604                      1994-1995; Compliance Manager, Manning
11/26/67                                 & Napier Advisors, Inc. since 1995;
                                         Corporate Secretary, Exeter Fund, Inc.
                                         since 1997

* Interested Director, within the meaning of the Investment Company Act of 1940 (the "1940 Act").

The only Committee of the Fund is an Audit Committee whose members are B. Reuben Auspitz, Harris H. Rusitzky and Stephen B. Ashley.

Directors affiliated with the Advisor do not receive fees from the Fund. Each Director who is not affiliated with the Advisor shall receive an annual fee of $2,500. Annual fees will be calculated monthly and prorated. In addition to the annual fee, each Director who is not affiliated with the Advisor shall receive $375 per Board Meeting attended for each active Series of the Fund, plus $500 for any Committee Meeting held on a day on which a Board Meeting is not held.

COMPENSATION TABLE FOR FISCAL YEAR ENDED DECEMBER 31, 1999

                                              Estimated     Total
Name         Position    Aggregate             Annual    Compensation
             with        Compensation          Benefits    from Fund
             Registrant  from Fund    Pension  upon         and Fund
                                              Retirement    Complex
B. Reuben
Auspitz*     Director    $ 0          N/A      N/A           $0

Martin
Birmingham.  Director    $26,250      N/A      N/A           $37,750

Harris H.
Rusitzky     Director    $26,750      N/A      N/A           $38,750

Peter L.
Faber        Director    $26,250      N/A      N/A           $37,750

Stephen B.
Ashley       Director    $26,750      N/A     N/A            $38,750

*Interested Director, within the meaning of the Investment Company Act of 1940
(the "1940 Act").

   CODE OF ETHICS

The Board of Directors of the Fund, the Advisor, and the Fund's principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. This Code of Ethics applies to the personal investing activities of directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. A copy of the Code of Ethics is on file with the Securities and Exchange Commission, and is available to the public.

   BENEFICIAL OWNERS

The following persons were known by the Fund to be owner of record 5% or more of
the outstanding voting securities of each Series on    April 7, 2000.


Name and Address of Holder of Record             Percentage of Series

                                Small Cap Series

Manning & Napier Advisors, Inc.                        7.66%
FBO American Electric Power Co.
Pension Plan
1100 Chase Square
Rochester, NY 14604


                              International Series

Manning & Napier Advisors, Inc.                         8.84%
FBO American Electric Power Co.
Pension Plan
1100 Chase Square
Rochester, NY 14604


                           New York Tax Exempt Series

Manning & Napier Advisors, Inc.                         8.84%
FBO William B. Hale
Pension Plan
1100 Chase Square
Rochester, NY 14604


                             Ohio Tax Exempt Series

Manning & Napier Advisors, Inc                          18.03%
FBO Franklin Eck
1100 Chase Square
Rochester, NY 14604

Manning & Napier Advisors, Inc.                         12.53%
FBO Constance and Harrison Smith
1100 Chase Square
Rochester, NY 14604

Manning & Napier Advisors, Inc.                         8.12%
FBO Randy C. Schaaf
1100 Chase Square
Rochester, NY 14604


                             Diversified Tax Exempt Series

Manning & Napier Advisory                              5.38%
Advantage Corporation, Inc.
FBO John Enterprises, LLC
1100 Chase Square
Rochester, NY 14604

THE ADVISOR

Exeter Asset Management, a division of Manning & Napier Advisors, Inc. ("MNA"), acts as the Fund's investment advisor. Mr. William Manning controls the Advisor by virtue of his ownership of the securities of MNA. The Advisor also is generally responsible for supervision of the overall business affairs of the Fund including supervision of service providers to the Fund and direction of the Advisor's directors, officers or employees who may be elected as officers of the Fund to serve as such.

The Fund pays the Advisor for the services performed a fee at the annual rate of
   0.50% of the daily net assets of the New York Tax Exempt Series, Ohio Tax Exempt Series, and Diversified Tax Exempt Series and 1% of each other Series' daily net assets. The advisory fee charged by the Advisor to its investment advisory clients will not include or be based on assets of such clients held in shares of the Series.  As described below, the Advisor is separately
compensated for acting as transfer agent     and accounting services agent
for the Series.

Under the Investment Advisory Agreement (the "Agreement") between the Fund and the Advisor, the Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund's custodian, and accounting services agent, if obtained for the Fund from an entity other than the Advisor; (vii) expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund or its shares;
(ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xii) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its officers and directors.

   Pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to waive fees and reimburse expenses so that the total operating expenses for the New York, Ohio, and Diversified Tax Exempt Series exclusive of 12b-1 fees do not exceed 0.85% of each Series' total net assets. This agreement will remain in effect until at least April 30, 2001 and may be extended.

For periods ended December 31, (unless otherwise indicated), the aggregate total of advisory fees paid by the Series to the Advisor were as follows:



                                  1997            1998                 1999
Series              Fees        Fees    Fees         Fees    Fees       Fees
                    Paid        Waived  Paid         Waived  Paid       Waived


Small Cap. . . . .  $1,169,030   N/A     $1,162,115  N/A    $98,250      N/A


Technology . . . .  $316,536(1)  N/A     N/A         N/A    N/A          N/A


International. . .  $1,804,670   N/A     $2,085,472  N/A    $1,834,579   N/A


World Opportunities $  923,011   N/A     $1,365,694  N/A    $1,896,402   N/A


New York Tax Exempt $  207,477   N/A     $  250,787  N/A    $  276,749   N/A


Ohio Tax Exempt. .  $   43,617   N/A     $   50,474  N/A    $   48,570   N/A


Diversified Tax
Exempt             $   96,872   N/A     $  136,071  N/A    $ 158,586    N/A

Global Fixed
Income . . . . . . $209,630(2)  N/A     $1,248,572  N/A    $1,033,386   N/A

Life Sciences. . .  N/A         N/A     N/A         N/A    $121,292(3)  N/A





(1) For the period January 1, 1997 to April 16, 1997 (Cessation of Operations).
(2) For the period October 31, 1997 (Commencement of Operations) to December 31, 1997.
(3) For the period November 5, 1999 (Commencement of Operations) to December 31, 1999.

The Agreement provides that in the event the expenses of the Fund (including the fee of the Advisor but excluding: (i) brokerage commissions; (ii) interest;
(iii) taxes; and (iv) extraordinary expenses except for those incurred by the Fund as a result of litigation in connection with a suit involving a claim for recovery by the Fund, or as a result of litigation involving a defense against a liability asserted against the Fund, provided that, if the adviser made the decision or took the action which resulted in such claim the adviser acted in good faith without gross negligence or misconduct, and for any indemnification paid by the Fund to its officers, directors and advisers in accordance with applicable state and federal laws as a result of such litigation) for any fiscal year exceed the limits set by applicable regulations of state securities commissions, the Advisor will reduce its fee by the amount of such excess. Any such reductions or refunds are accrued and paid in the same manner as the Advisor's fee and are subject to readjustment during the year.

The Agreement states that the Advisor shall give the Fund the benefit of its best judgment and effort in rendering services thereunder, but the Advisor shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such purchase, sale or retention shall have been made and such other individual, firm or corporation shall have been selected in good faith. The Agreement also states that nothing contained therein shall, however, be construed to protect the Advisor against any liability to the Fund or its security holders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.

The Agreement also provides that it is agreed that the Advisor shall have no responsibility or liability for the accuracy or completeness of the Fund's Registration Statement under the 1940 Act or the Securities Act of 1933 except for information supplied by the Advisor for inclusion therein; the Fund agrees to indemnify the Advisor to the full extent permitted by the Fund's Articles of Incorporation.

On April 30, 1993, the Advisor became the Fund's Transfer Agent. For servicing the Ohio Tax Exempt Series, New York Tax Exempt Series and the Diversified Tax
Exempt Series in this capacity, for the fiscal years ended    December 31, 1997,
December 31, 1998, and December 31, 1999, the Advisor received $16,703, $20,992,
and $23,227 respectively    , from the Fund.  The Advisor will not charge for
its Transfer Agent Services to the other Series.

   On April 14, 2000 the Advisor became the Fund's accounting services agent. For these services, the Fund will pay the Advisor a fee of 0.04% of each Series' daily net assets calculated daily and payable monthly, with a minimum annual fee of $48,000 per Series. In addition, the Fund will pay the Advisor an additional annual fee of $10,000 for each additional class of a Series. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 under which BISYS will serve as sub-accounting services agent.

DISTRIBUTION OF FUND SHARES

Manning & Napier Investor Services, Inc. (the "Distributor") acts as Distributor of the Fund shares and is located at the same address as the Advisor and the Fund. The Distributor and the Fund are parties to a distribution agreement dated
   May 11, 1999     (the "Distribution Agreement") which applies to each Class of shares.

The Distribution Agreement will remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement ("Qualified Directors") or by a majority of the outstanding shares of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor. The Distributor will not receive compensation for distribution of Class A shares of the Portfolio. The Fund has adopted Plans of Distribution with respect to the Class B, C, D and E Shares (the "Plans"), pursuant to Rule 12b-1 under the 1940 Act. Currently, only the Small Cap Series and the World Opportunities Series offer multiple classes pursuant to the Plans. The Advisor may impose separate requirements in connection with employee purchases of the Class A Shares of the Series.

The Plans

The Fund has adopted each Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of each Plan must be approved annually by a majority of the Directors of the Fund and by a majority of the Qualified Directors. Each Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Directors. A Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the respective class of the Fund. All material amendments of a Plan will require approval by a majority of the Directors of the Fund and of the Qualified Directors.

The Distributor expects to allocate most of its fee to investment dealers, banks or financial service firms that provide distribution, administrative and/or shareholder services ("Financial Intermediaries"). The Financial Intermediaries may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares.

The Distributor receives distribution and/or service fees, at the rates set forth below, for providing distribution and/or shareholder services to the Class B, C, D and E Shares. The Distributor expects to allocate most of its distribution fees and shareholder service fees to Financial Intermediaries that enter into shareholder servicing agreements ("Servicing Agreements") with the Distributor. The different Classes permit the Fund to allocate an appropriate amount of fees to a Financial Intermediary in accordance with the level of distribution and/or shareholder services it agrees to provide.

As compensation for providing distribution and shareholders services for the Class B Shares, the Distributor receives a distribution fee equal to 0.75% of the Class B Shares' average daily net assets and a shareholder servicing fee equal to 0.25% of the Class B Shares' average daily net assets. As compensation for providing distribution and shareholder services for the Class C Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to 0.75% of the Class C Shares' average daily net assets. As compensation for providing distribution and shareholders service for the Class D Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to 0.50% of the Class D Shares' average daily net assets. The shareholder services component of the foregoing fees for Classes C and D is limited to 0.25% of the average daily net assets of the respective class. As compensation for providing distribution services for the Class E Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to 0.25% of the average daily net assets of the Class E Shares. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

Payments under the Plans are made as described above regardless of the Distributor's actual cost of providing distribution services and may be used to pay the Distributor's overhead expenses. If the cost of providing distribution services to the Fund is less than the payments received, the unexpended portion
of the distribution fees may be retained as profit by the Distributor.   The
Distributor may from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to Financial Intermediaries and it is free to make additional payments out of its own assets to promote the sale of Fund shares. Similarly, the Advisor may, from its own resources, defray or absorb costs related to distribution, including compensation of employees who are involved in distribution.

Class B, C, D and E shares were not offered prior to the end of the Series' respective fiscal year ends and therefore the Distributor received no compensation from the Series for such periods.

CUSTODIAN, INDEPENDENT ACCOUNTANT AND COUNSEL

The custodian for the Fund is Boston Safe Deposit and Trust Company,    135
Santilli Highway, Everett, MA 02149    .  Boston Safe Deposit and Trust Company
may, at its own expense, employ one or more sub-custodians on behalf of the Fund, provided that Boston Safe Deposit and Trust Company shall remain liable for all its duties as custodian. The foreign sub-custodians will act as custodian for the foreign securities held by the fund.

PricewaterhouseCoopers LLP,    160 Federal Street, Boston, MA 02110     are the
independent accountants for the Series. The Fund's counsel is Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, PA 19103.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of the Fund by placing purchase and sale orders for the Fund, the Advisor shall select such broker-dealers ("brokers") as shall, in the Advisor's judgment, implement the policy of the Fund to achieve "best execution", i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker, the size and difficulty in executing the order and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. The Advisor is also authorized to consider whether a broker provides brokerage and/or research services to the Fund and/or other accounts of the Advisor. The Fund understands that a substantial amount of its portfolio transactions may be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Fund. Such principal transactions may, however, result in a profit to market makers. In certain instances the Advisor may make purchases of underwritten issues for the Fund at prices which include underwriting fees. The Agreement states that the commissions paid to such brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Fund, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Fund, indicating the broker-dealers to whom such allocations have been made and the basis therefore.

The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market economic or institutional areas and information assisting the Fund in the valuation of its investments. The research which the Advisor receives for the Fund's brokerage commissions, whether or not useful to the Fund may be useful to the Advisor in managing the accounts of the Advisor's other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Fund.

   For the fiscal year ended December 31, 1999, the Series paid brokerage commissions to brokers because of research services provided as follows:


                                                          Aggregate Dollar Amount
                               Brokerage Commissions     of Transactions for which
                                in Connection with            Such Commissions
Series                      Research Services Provided           Were Paid
International Series . . .  $  262,075                        $  140,570,137
Life Sciences Series . . .  $  244,965                        $   65,780,607
Small Cap Series . . . . .  $  252,384                        $   72,080,505
World Opportunities Series  $  755,827                        $  174,220,957



There were no brokerage commissions paid to affiliates during the last three fiscal years.

NET ASSET VALUE

The net asset value is determined on each day that the New York Stock Exchange is open for trading. In determining the net asset value of the Fund's shares, common stocks that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price on the exchange on which each stock is principally traded as of the close of the New York Stock Exchange (generally 4:00 p.m., Eastern time), or, in the absence of recorded sales, at the closing bid prices on such exchanges or on such System. Unlisted securities that are not included in such National Market System are valued at the quoted bid prices in the over-the-counter market. All securities initially expressed in foreign currencies will be converted to U.S. dollars at the exchange rates quoted at the close of the New York markets. Short securities positions are accounted for at value, using the same method of valuation described above. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. The Advisor may use a pricing service to obtain the value of the Fund's portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund's Board of Directors. Several pricing services are available, one or more of which may be used as approved by the Fund's Board of Directors.

FEDERAL TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS

The following is only a summary of certain tax considerations generally affecting a Series and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

The following discussion of certain federal income tax consequences is based on the Code, and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

It is the policy of each of the Series to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, each of the Series expects to be relieved of federal income tax on investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.

In order to qualify as a regulated investment company each Series must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (2) diversify its holdings so that at the end of each quarter of each taxable year
(i) at least 50% of the market value of the Series' total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Series' total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of any other regulated investment company) or of two or more issuers that the Series controls and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the Series may engage in certain hedging transactions and may limit the range of the Series' investments. If a Series qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes each year to the shareholders, provided the Series distributes at least (a) 90% of its "investment company taxable income" (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) and (b) 90% of its net exempt interest income (the excess of (i) its tax-exempt interest income over (ii) certain deductions attributable to that income).

If for any taxable year, a Series does not qualify as a regulated investment company under Sub-chapter M of the Code, all of its taxable income will be subject to tax at regular corporate tax rates without any deduction for distributions to shareholders and all such distributions will be taxable to shareholders as ordinary dividends to the extent of the Series' current or accumulated earnings and profits. Such distributions will generally qualify for the corporate dividends received deduction for corporate shareholders.

If a Series fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior year), the Series will be subject to a nondeductible 4% federal excise tax on the undistributed amounts. The Series generally intend to make sufficient distributions to avoid imposition of this tax.

Distributions declared in October, November, or December to shareholders of record during those months and paid during the following January are treated as if they were received by each shareholder on December 31 of the year in which they are declared for tax purposes.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Series by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains generally are currently taxed at a maximum rate of 20%, and short-term capital gains are currently taxed at ordinary income tax rates.

In certain cases, a Series will be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gain distributions and redemption proceeds paid to a shareholder (1) who has failed to provide a correct and properly certified taxpayer identification number, (2) who is subject to backup withholding by the Internal Revenue Service, or (3) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Dividends paid to nonresident alien individuals and foreign entities are potentially subject to different tax treatment, including a possible U.S. federal income tax, required to be withheld by the applicable Series, at a 30% rate (or a lower rate provided by an applicable income tax treaty). Certification of foreign status by such shareholders also will generally be required to avoid backup withholding on capital gain distributions and redemption proceeds.

A Series' transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, foreign entities treated as investment companies and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may accelerate income to the Series, defer losses to the Series, cause adjustments in the holding periods of the Series' assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Series' income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Each Series will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Series.

Shareholders will be advised annually as to the federal income tax consequences of distributions made during the year. Certain distributions may qualify for a dividends received deduction for corporate shareholders, subject to holding period requirements and other limitations under the Code, if they are attributable to the qualifying dividend income a Series receives from a domestic corporation and are properly designated by that Series.
However, information set forth in the Prospectuses and this Statement of Additional Information which relates to taxation is only a summary of some of the important tax considerations generally affecting purchasers of shares of the Fund's Series. No attempt has been made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and this discussion is not
intended as a substitute for careful tax planning.   Accordingly, potential
purchasers of shares of a Series are urged to consult their tax advisors with specific reference to their own tax situation.

Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Therefore, shareholders are urged to consult with their tax advisors concerning the application of state and local taxes to investments in the Fund, which may differ from the federal income tax
consequences.   For example, under certain specified circumstances, state income tax laws may exempt from taxation distributions of a regulated investment company to the extent that such distributions are derived from interest on federal obligations. Shareholders are urged to consult with their tax advisors regarding whether, and under what conditions, such exemption is available.

Additional Tax Information Concerning the New York Tax Exempt, Ohio Tax Exempt and Diversified Tax Exempt Series -- The New York Tax Exempt Series, Ohio Tax Exempt Series and Diversified Tax Exempt Series (the "Tax Exempt Series") are designed to provide shareholders with current tax exempt interest income and are not intended to constitute a balanced investment program. Certain recipients of Social Security and railroad retirement benefits may be required to take into account income from the Tax Exempt Series in determining the taxability of their benefits. In addition, the Tax Exempt Series may not be an appropriate investment for shareholders that are "substantial users" or persons related to such users of facilities financed by private activity bonds or industrial revenue bonds. A "substantial user" is defined generally to include certain persons who regularly use a facility in their trade or business. Shareholders should consult their tax advisers to determine the potential effect, if any, on their tax liability of investing in the Tax Exempt Series.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Tax Exempt Series' total assets consists of securities the interest on which is excludable from gross income, such Series may pay "exempt-interest dividends" to its shareholders. The policy of the Tax Exempt Series is to pay each year as dividends substantially all of its interest income, net of certain deductions. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Tax Exempt Series, and designated by the Series as an exempt-interest dividend in a written notice mailed to shareholders within 60 days after the close of such Series' taxable year. However, aggregate exempt-interest dividends for the taxable year may not exceed the net interest from Municipal Securities and other securities exempt from the regular Federal income tax received by the Tax Exempt Series during the taxable year. The percentage of total dividends paid for any taxable year which qualifies as Federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Tax Exempt Series during such year, regardless of the period for which the shares were held.

Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the Alternative Minimum Tax and the Environmental Tax) for both corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they were derived from private activity bonds, will be included in the corporation's "adjusted current earnings", as defined in
Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.

The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during the taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income", which could include exempt-interest dividends.

Issuers of bonds purchased by the Tax Exempt Series (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with the covenants.

Under the Code, if a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.

Although the Tax Exempt Series do not expect to earn any investment company taxable income (as defined by the Code), any income earned on taxable investments will be distributed and will be taxable to shareholders as ordinary income. In general, "investment company taxable income" comprises taxable net investment income plus the excess, if any, of and net short-term capital gains over net long-term capital losses. The Tax Exempt Series would be taxed on any undistributed investment company taxable income. Since any such income will be distributed, it is anticipated that no such tax will be paid by the Tax Exempt Series.

Although each Tax Exempt Series expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Tax Exempt Series may be subject to the tax laws of such states or localities. In addition, in those states and localities which have income tax laws, the treatment of the Tax Exempt Series and their shareholders under such laws may differ from their treatment under Federal income tax laws. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

If for any taxable year a Tax Exempt Series does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal tax at regular corporate rates (without any deduction for distributions to its shareholders). Moreover, upon distribution to shareholders, the Tax Exempt Series' income, including Municipal Securities interest income, will be taxable to shareholders to the extent of such Series' current and/or accumulated earnings and profits.

PERFORMANCE INFORMATION

     The Fund may from time to time quote various performance figures to illustrate the Series' past performance.

Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Fund but must be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Fund to compute or express performance follows.

   TOTAL RETURN

From time to time each Series may advertise total return for each class of shares of the Series. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Series) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10-year period (or over the life of the Series) and the deduction of all applicable Fund expenses on an annual basis.



The average annual compounded rates of return (unless otherwise noted) for the Fund's Series for the periods ended December 31, 1999 are as follows:


                                                           Most      Most
                                                   Avg.    Recent    Recent
                                       Aggregate  Annual   One Year  Five Year
                     Activation  Close   Total     Total   Total     Total
Series                 Date      Date   Return     Return  Return    Return
Small Cap Series     04/30/92    Open   93.41%     8.97%    9.87%    6.10%

International
Series               08/27/92    Open   192.89%   15.74%   27.44%   20.70%

New York Tax
Exempt Series        01/17/94    Open    23.49%    3.60%   -3.92%    5.79%

Ohio Tax
Exempt Series        02/14/94    Open    22.29%    3.48%   -5.07%    5.45%

Diversified
Tax Exempt Series    02/14/94    Open    23.40%    3.64%   -4.67%    5.45%

World
Opportunities Series 09/06/96    Open    53.85%   13.85%   42.37%     n/a

Global Fixed
Income Series        10/31/97    Open     9.77%    4.39%    4.71%     n/a


The Exeter Fund, Inc. is used by Manning & Napier Advisors, Inc. as a part of discretionary management accounts. The following table reflects data for series of the Fund that have previously been activated and then closed out. This information should be reviewed in conjunction with the overall discretionary management account performance information. The Fund is activated when Manning & Napier Advisors, Inc. believes that the opportunity to capture investment values or to diversify risk among asset classes is particularly compelling, and only a limited portion of a client's assets may be invested in the Fund. Due to this activation strategy, comparison of the performance of the Fund with the performance results of other mutual funds may be of limited relevance.





                                                             Most        Most
                                                     Avg    Recent      Recent
                                          Aggregate Annual  One Year   Five Year
                      Activation  Close    Total    Total   Total       Total
Series                Date        Date     Return   Return  Return      Return
Technology Series    11/04/88    05/11/92  45.10%   11.16%  n/a        n/a
                     08/29/94    04/16/97  92.58%   28.23%  n/a        n/a

Life Sciences Series 10/08/92    09/21/95  63.44%   18.06%  n/a        n/a
                     11/05/99     Open      8.00%    n/a    n/a        n/a



The above figures were calculated according to the following formula:
                       P(1 +T)6    =     ERV

                 where:
                              P    =   a hypothetical initial payment of $1,000
                              T    =   average annual total return
                              N    =   number of years
                              ERV  =   ending redeemable value of hypothetical
                                       $1,000 payment made at the
                                       beginning of the l-, 5-, or 10-year
                                       periods at the end of the l-, 5-, or
                                       10-year periods (or fractional portion
                                       thereof).


FINANCIAL STATEMENTS

The financial statements of the Fund are incorporated by reference into this Statement of Additional Information. The financial statements with respect to the Series have been audited by PricewaterhouseCoopers LLP, independent public accountants to such Series. The Series' annual report(s) are incorporated herein by reference in reliance upon their authority as experts in accounting
and auditing.     Because the Commodity Series, Technology Series, and
Financial Services Series were not active during 1999, no financial statements are included for these series. A copy of the December 31,1999
    Annual Report(s) to Shareholders must accompany the delivery of this Statement of Additional of
Information.

APPENDIX - DESCRIPTION OF BOND RATINGS 1

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") SHORT-TERM PRIME RATING SYSTEM - TAXABLE DEBT AND DEPOSITS GLOBALLY

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     Leading market positions in well-established industries.
High rates of return on funds employed.
Conservative capitalization structure with moderate reliance on debt and ample asset protection.
Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for Bank Deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer's branch is located are not incorporated into Moody's short-term debt ratings.

1 The ratings indicated herein are believed to be the most recent ratings available at the date of this statement of additional information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the fund s fiscal year-end.

If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

MOODY'S MUNICIPAL AND CORPORATE BOND RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicated that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody's may also assign conditional ratings to municipal bonds. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

STANDARD & POOR'S MUNICIPAL AND CORPORATE BOND RATINGS

Aaa: An obligation rated Aaa has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments are jeopardized.

Plus (+) or Minus (-): The rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories. Standard & Poor's ratings may also be indicated by "NR". This designation indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's may also assign conditional ratings to municipal bonds. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project.
This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                           PART C - OTHER INFORMATION

ITEM 23.  EXHIBITS.

(a)
   (1)Articles of Incorporation as filed with the State of Maryland on July 26, 1984 (incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (2)Articles of Amendment as filed with the State of Maryland on March 25, 1985 (incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (3)Articles of Amendment as filed with the State of Maryland on May 23, 1985 (incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (4)Articles of Amendment as filed with the State of Maryland on October 7, 1985 (incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (5)Articles of Amendment as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (6)Articles of Amendment as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (7)Certificate of Correction to Articles of Amendment as filed with the State of Maryland on February 5, 1998 (incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (8)Articles of Amendment as filed with the State of Maryland on February 26, 1998 (incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (9)Articles of Amendment as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No.33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020) .
  (10)Articles of Amendment as filed with the State of Maryland on August 30,
1999    (incorporated by reference to Exhibit (1)(j) to Post Effective Amendment
No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000
with Accession Number 0000062039-00-000023)    .

(b) By-Laws (incorporated by reference to Exhibit (2)(a) to Post- Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(c)
   (1)Specimen Stock Certificate (incorporated by reference to Exhibit 1(a) (Articles of Incorporation) and Exhibit (2) (By-Laws) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (2)Articles Supplementary to the charter as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit 4)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (3)Articles Supplementary to the charter as filed with the State of Maryland on January 20, 1989 (incorporated by reference to Exhibit (4)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
   (4)Articles Supplementary to the charter as filed with the State of Maryland on September 22, 1989 (incorporated by reference to Exhibit (4)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
   (5)Articles Supplementary to the charter as filed with the State of Maryland on November 8, 1989 (incorporated by reference to Exhibit (4)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
   (6)Articles Supplementary to the charter as filed with the State of Maryland on January 30, 1991 (incorporated by reference to Exhibit (4)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050)
   (7)Articles Supplementary to the charter as filed with the State of Maryland on April 27, 1992 (incorporated by reference to Exhibit (4)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (8)Articles Supplementary to the charter as filed with the State of Maryland on April 29, 1993 (incorporated by reference to Exhibit (4)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (9)Articles Supplementary to the charter as filed with the State of Maryland on September 23, 1993 (incorporated by reference to Exhibit (4)(i) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
  (10)Articles Supplementary to the charter as filed with the State of Maryland on January 17, 1994 (incorporated by reference to Exhibit (4)(j) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

  (11)Articles Supplementary to the charter as filed with the State of Maryland on December 13, 1995 (incorporated by reference to Exhibit (4)(k) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
  (12)Articles Supplementary to the charter as filed with the State of Maryland on April 22, 1996 (incorporated by reference to Exhibit (4)(l) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
  (13)Articles Supplementary to the charter as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (4)(m) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
  (14)Certificate of Correction to Articles Supplementary to the charter filed with the State of Maryland on February 24, 1998 (incorporated by reference to Exhibit (4)(n) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
  (15)Articles Supplementary to the charter as filed with the State of
Maryland on April 14, 1999 (incorporated by reference to Exhibit (4)(o) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).
  (16)Articles Supplementary to the charter as filed with the State of Maryland on May 13, 1999 (incorporated by reference to Exhibit (4)(p) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).
  (17) Articles Supplementary to the charter as filed with the State of Maryland
on February 24, 2000    (incorporated by reference to Exhibit (4)(q) to
Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed
on February 29, 2000 with Accession Number 0000062039-00-000023)    .

(d)
   (1)Investment Advisory Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc.(incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No.30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

     (a) Supplement to Schedule A of the Investment Advisory Agreement dated
May 11, 1999 (incorporated by reference to Exhibit (5)(b) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

   (2) Investment Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Exeter Fund, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

     (a)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Strong Capital Management, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

     (b)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Loomis, Sayles & Company, L.P. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

     (c)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and State Street Global Advisors, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

     (d)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Scudder Kemper Investments, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

     (e)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Babson-Stewart Ivory International.(incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

     (f)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and DLJ Investment Management Corp. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

     (g)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and MFS Institutional Advisors, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

     (h)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Manning & Napier Advisors, Inc.(incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

   (3)(a) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated February 2, 2000 for the Defensive Series, Blended Asset Series I, Blended Asset Series II, Maximum Horizon Series, Tax Managed Series and PureMark[sm] Series is filed herewith.
      (b)Expense Limitation Agreement Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated February 2, 2000 for the New York Tax Exempt Series, Ohio Tax Exempt Series and Diversified Tax Exempt Series is filed herewith.

(e)
   (1) Amended and Restated Distribution Agreement dated May 11, 1999 incorporated by reference to Exhibit (6)(a) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

   (2)Form of Dealer Agreement (incorporated by reference to Exhibit
(6)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(f)   Not Applicable.

(g) Custodian Agreement is incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050.

(h)
   (1) Transfer Agent Agreement (incorporated by reference to Exhibit (9)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

     (a)Supplement to Schedule A of the Transfer Agent Agreement dated May 11, 1999 (incorporated by reference to Exhibit (9)(b) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

     (b)Supplement to Schedule B of the Transfer Agent Agreement dated May 11, 1999 (incorporated by reference to Exhibit (9)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

   (2) Master Services Agreement dated April 14, 2000 between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. is filed herewith.

(i)  Opinion of Morgan, Lewis & Bockius is    (incorporated by reference  to
Exhibit (i) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number
0000062039-00-000023)    .

(j)  Consent of Independent Auditors    PricewaterhouseCoopers, LLP is filed
herewith    .

(k)  Not Applicable.

(l) Investment letters (incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(m) Form of 12b-1 Plan is incorporated by reference to Exhibit (15) to Post Effective Amendment No.31 to the Registration Statement on Form N-1A filed on December 24, 1998 with Accession Number 0000751173-98-000065.

(n) (1)Rule 18f-3 Plan (incorporated by reference to Exhibit 18, to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on October 22, 1997 with Accession Number 0001047469-97-001380).

     (2)Amended Rule 18f-3 Plan (incorporated by reference to Exhibit (18)(a) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(o)  Not Applicable

(p) Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc., Manning & Napier Advisory Advantage Corporation and Manning & Napier Investor Services, Inc. is filed herewith.


ITEM 24.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not Applicable

ITEM 25.

INDEMNIFICATION.

Reference is made to subparagraph (b) of paragraph (7) of Article SEVENTH of Registrant's Articles of Incorporation, which reflects the positions taken in Investment Company Act Release 11330.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling persons of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Directors and Officers of the Registrant are covered parties under a Directors & Officers/Errors & Omissions insurance policy with Gulf Insurance Company. The effect of such insurance is to insure against liability for any act, error, omission, misstatement, misleading statement, neglect or breach of duty by the insureds as directors and/or officers of the Registrant.

ITEM 26.

BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

Manning & Napier Advisors, Inc. (dba Exeter Asset Management) is the investment advisor of the Small Cap Series, World Opportunities Series, Commodity Series, Financial Services Series, Technology Series, International Series, Global Fixed Income Series, Life Sciences Series, PureMark[SM] Series , Blended Asset Series
I, Blended Asset Series II,    Defensive Series, Maximum Horizon Series, New
York Tax Exempt Series, Ohio Tax Exempt Series and the Diversified Tax Exempt
Series.   Manning & Napier Advisors, Inc. (dba Exeter Asset Management) was the
investment advisor to the Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, prior to their liquidation on February 24, 2000.
For information as to the business, profession, vocation or employment of a substantial nature of Manning & Napier Advisors, Inc. its directors and officers, reference is made to Part B of this Registration Statement and to Form ADV as filed under the Investment Advisers Act of 1940 by Manning & Napier Advisors, Inc.

  ITEM 27.

PRINCIPAL UNDERWRITERS.

(a)    Not Applicable

(b) Manning & Napier Investor Services, Inc. is the Distributor for the Registrant's shares.




 Name & Principal      Positions & Offices    Positions & Offices
Business Address       with Distributor        with Registrant
B. Reuben Auspitz
1100 Chase Square                             Director &
Rochester, NY 14604    President & Director   Vice President

Julie Raschella
1100 Chase Square
Rochester, NY 14604    Director               N/A


Beth H. Galusha        Chief Financial &
1100 Chase Square      Accounting Officer,
Rochester, NY 14604    Treasurer             Treasurer

Amy Williams
1100 Chase Square
Rochester, NY 14604    Corporate Secretary   N/A

George Nobilski
1100 Chase Square
Rochester, NY 14604    Director              N/A




(c) The Distributor does not receive any commissions or other form of compensation for its distribution services to the Registrant.

ITEM 28.

LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant except for the records required by Rule 31a-1(b)(2)(a) and (b), which are in the possession of the Custodian.

ITEM 29.

MANAGEMENT SERVICES.

Not Applicable.

ITEM 30.

UNDERTAKINGS.

Not Applicable.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 36 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of
Rochester and State of New York on the 28th  day of   April, 2000 .


                                                   Exeter Fund, Inc.
                                                   (Registrant)



                                                   By /s/ William Manning
                                                      William Manning
                                                      President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 36 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                        Title                        Date
 /s/ William Manning
William Manning            Principal Executive Officer     April 28, 2000

/s/ B. Reuben Auspitz
B. Reuben Auspitz          Director and Officer            April 28, 2000

/s/ Martin F. Birmingham
Martin F. Birmingham       Director                        April 28, 2000

/s/ Harris H. Rusitzky
Harris H. Rusitzky         Director                        April 28, 2000

/s/ Peter L. Faber
Peter L. Faber             Director                        April 28, 2000

/s/ Stephen B. Ashley
Stephen B. Ashley          Director                        April 28, 2000

/s/ Beth H. Galusha
Beth H. Galusha            Chief Financial &               April 28, 2000
                           Accounting Officer, Treasurer

                                  EXHIBIT INDEX

EX-99.D(3)(a)   Expense Limitation Agreement

EX-99.D(3)(b)   Expense Limitation Agreement

EX-99.H(3)      Master Services Agreement

EX-99.J         Consent of PricewaterhouseCoopers, LLP

EX-99.P         Code of Ethics

Cover           Cover letter from Exeter Fund, Inc.